                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07717
                                   ---------

                 Diversified Investors Strategic Variable Funds
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase NY                               10577
----------------------------------                            ----------
(Address of principal executive offices)                      (Zip code)

                               Joseph P. Carusone
                    4 Manhattanville Road, Purchase NY 10577
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (914) 697-8586
                                                     --------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2004
                          ------------------


Item 1. Schedule of Investments.

The registrant's schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

             THE DIVERSIFIED INSTITUTIONAL STRATEGIC VARIABLE FUNDS

                              QUARTERLY PORTFOLIOS
                               SEPTEMBER 30, 2004

SHORT HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

The above funds are "fund of funds" fully invested in various funds of the Diversified Investors Variable Funds ("DIVF").

Each DIVF is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Diversified Investors Portfolios. Each corresponding portfolio is located in this report.

                     SHORT HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

SHARES                                                                    VALUE
------                                                                  ----------
          INVESTMENTS
171,346   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $5,159,954
  8,347   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................     351,254
  6,073   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................     134,172
186,754   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................   2,686,657
 58,506   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................     923,835
  9,559   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................     160,931
  7,442   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................     140,420
  2,272   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................      66,207
  7,563   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................     348,503
                                                                        ----------
          Total Investments -- 100.1% (Cost $9,087,205)...............   9,971,933
          Liabilities less other assets -- (0.1%).....................      (6,546)
                                                                        ----------
          NET ASSETS -- 100.0%........................................  $9,965,387
                                                                        ==========

The aggregate cost of investments for federal income tax purposes at September 30, 2004 is $9,087,205.

The following amount is based on cost for federal income tax purposes:

          Net unrealized appreciation.................................  $  884,728
                                                                        ==========

                            See notes to portfolios.

                  INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
255,315   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $ 7,688,611
104,786   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................    4,409,688
 77,194   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................    1,705,441
267,367   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................    3,846,365
 84,155   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................    1,328,848
123,343   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................    2,076,499
 12,198   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................      230,164
 28,405   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................      827,675
 96,086   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................    4,427,518
                                                                        -----------
          Total Investments -- 100.0% (Cost $25,006,785)..............   26,540,809
          Liabilities less other assets -- (0.0%).....................      (13,022)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $26,527,787
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at September 30, 2004 is $25,006,785.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 1,941,305
          Gross unrealized depreciation...............................     (407,281)
                                                                        -----------
          Net unrealized appreciation.................................  $ 1,534,024
                                                                        ===========

                            See notes to portfolios.

               INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
215,399   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $ 6,486,564
202,963   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................    8,541,235
149,454   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................    3,301,876
216,893   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................    3,120,244
 69,048   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................    1,090,296
236,130   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................    3,975,300
 31,034   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................      585,563
 54,350   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................    1,583,666
182,904   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................    8,427,972
                                                                        -----------
          Total Investments -- 100.1% (Cost $35,150,168)..............   37,112,716
          Liabilities less other assets -- (0.1%).....................      (27,902)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $37,084,814
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at September 30, 2004 is $35,150,168.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 2,577,141
          Gross unrealized depreciation...............................     (614,593)
                                                                        -----------
          Net unrealized appreciation.................................  $ 1,962,548
                                                                        ===========

                            See notes to portfolios.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
                              NOTES TO PORTFOLIOS
                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Strategic Variable Funds (the "Trust"), a New York business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of three different series that are, in effect, separate investment funds: Short Horizon Strategic Variable Fund, Intermediate Horizon Strategic Variable Fund, and Intermediate Long Horizon Strategic Variable Fund (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 15, 1996. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Variable Funds ("DIVF"). DIVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. DIVF operates as a unit investment trust under the 1940 Act. The Trust had no assets or operations until January 2, 1997 (commencement of operations).

2. INVESTMENT VALUATION

The value of any Fund's investment in a corresponding subaccount of DIVF is valued at the unit value per share of each subaccount determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 41.3%
$34,050,000   Abbey National NA,
                1.80%, 11/22/04..............  $ 33,961,470
 32,820,000   Bank of Nova Scotia,
                1.55%, 10/21/04..............    32,791,738
 33,960,000   Barclays US Funding LLC,
                1.84%, 11/30/04..............    33,855,856
 19,000,000   Canadian Imperial Holdings,
                1.70%, 11/09/04..............    18,965,008
 34,310,000   Deutsche Bank Financial LLC,
                1.73%, 11/10/04..............    34,244,239
 10,000,000   HBOS Treasury Service PLC,
                1.52%, 10/08/04..............     9,997,044
 22,000,000   HBOS Treasury Service PLC,
                1.52%, 10/13/04..............    21,988,854
 34,350,000   HSBC Americas, Inc.,
                1.82%, 12/13/04..............    34,223,229
 32,500,000   ING (US) Funding LLC,
                1.52%, 10/14/04..............    32,482,161
 34,180,000   Morgan Stanley, 1.71%,
                10/08/04.....................    34,168,635
 33,250,000   National Australia Funding,
                1.57%, 10/04/04..............    33,245,664
 33,230,000   UBS Finance (Delaware), Inc.,
                1.68%, 11/29/04..............    33,138,779
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $353,062,677)................   353,062,677
                                               ------------
              DOMESTIC CERTIFICATES OF DEPOSIT -- 20.1%
 33,930,000   Bank of Montreal,
                1.65%, 10/07/04..............    33,930,000
 34,450,000   Calyon New York,
                1.78%, 11/17/04..............    34,450,000
 34,770,000   Dexia Bank, New York,
                1.78%, 10/28/04..............    34,770,000
 34,520,000   Toronto Dominion Holdings,
                1.75%, 11/16/04..............    34,520,000
 34,140,000   Wells Fargo Bank,
                1.77%, 10/25/04..............    34,140,000
                                               ------------
              TOTAL DOMESTIC CERTIFICATES OF
                DEPOSIT (Cost
                $171,810,000)................   171,810,000
                                               ------------
              FOREIGN CERTIFICATE OF DEPOSIT -- 1.7%
 15,000,000   Canadian Imperial Bank,
                1.46%, 11/17/04 (Cost
                $14,999,795).................    14,999,795
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 1.5%
 13,000,000   Caterpillar Financial Service
                Corp. -- MTN,
                1.70%, 07/09/05 (Cost
                $13,000,000).................    13,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 24.6%
              FANNIE MAE -- 15.4%
$ 8,900,000   1.24%, 11/03/04................  $  8,889,884
 33,550,000   1.70%, 12/01/04................    33,453,358
 21,100,000   1.60%, 12/29/04................    21,100,000
 20,200,000   1.50%, 02/14/05................    20,200,000
  9,260,000   1.87%, 02/23/05................     9,190,254
 25,000,000   2.07%, 04/29/05................    24,698,854
 14,100,000   Floating Rate,
                1.77%(**), 06/09/05..........    14,097,251
                                               ------------
                                                131,629,601
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.2%
7,650,000..   1.47%, 03/01/05................     7,650,000
20,200,000..  1.40%, 04/01/05................    20,199,744
16,500,000..  1.66%, 05/16/05................    16,513,912
                                               ------------
                                                 44,363,656
                                               ------------
              FREDDIE MAC -- 4.0%
 20,200,000   Floating Rate,
                1.50% (**), 02/14/05.........    20,200,000
 14,100,000   1.54%, 10/07/05................    14,100,000
                                               ------------
                                                 34,300,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $210,293,257)................   210,293,257
                                               ------------
              SHORT TERM CORPORATE NOTES -- 3.6%
 16,900,000   American Express Credit
                Company, Floating Rate,
                1.75%(**), 04/05/05..........    16,911,303
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.90%(**), 03/11/05..........    14,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $30,911,303).....    30,911,303
                                               ------------
              TOTAL SECURITIES (Cost
                $794,077,032)................   794,077,032
                                               ------------
              REPURCHASE AGREEMENTS -- 8.2%
 42,000,000   With Barclays Bank PLC, dated
                09/30/04, 1.87%, due
                10/01/04, repurchase proceeds
                at maturity $42,002,182
                (Collateralized by Freddie
                Mac, zero coupon, due
                03/29/05, with a value of
                $30,356,176 and Fannie Mae,
                4.00%, due 09/02/08, with a
                value of $12,446,188)........    42,000,000

                            See notes to portfolios.

                             MONEY MARKET PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$    40,646   With Investors Bank & Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $40,647
                (Collateralized by Government
                National Mortgage
                Association, 2.18%, due
                03/16/32, with a value of
                $42,678).....................  $     40,646
 28,000,000   With Warburg Dillon Reed, dated
                09/30/04, 1.85%, due
                10/01/04, repurchase proceeds
                at maturity $28,001,439
                (Collateralized by various
                Freddie Macs, 4.38%-5.13%,
                due 07/30/09-06/18/18, with a
                total value of $18,889,343
                and various Fannie Maes,
                5.08%-6.00%, due
                06/24/18-05/24/19, with a
                total value of $9,672,405)...    28,000,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $70,040,646)...........    70,040,646
                                               ------------
              Total Investments -- 101.0%
                (Cost $864,117,678)..........   864,117,678
              Liabilities less other
                assets -- (1.0%).............    (8,314,805)
                                               ------------
              NET ASSETS -- 100.0%...........  $855,802,873
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $864,117,678.
---------------

** Variable rate security. The rate shown was in effect at September 30, 2004.

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 77.5%
              BANKS -- 18.3%
$ 1,000,000   Abbey National PLC, Series
                EMTN,
                6.69%, 10/17/05..............  $  1,038,170
  6,490,000   ABN AMRO Bank NV (Chicago),
                7.25%, 05/31/05..............     6,689,177
  5,000,000   Amsouth Bank NA,
                Series BKNT, Floating Rate,
                1.68%, 01/20/06(a)...........     5,004,510
  1,000,000   Bank of America Corp.,
                6.20%, 02/15/06..............     1,048,697
  4,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,516,940
  1,500,000   Bank of America Corp.,
                Series MTN1, Floating Rate,
                2.01%, 08/26/05(a)...........     1,503,437
  4,100,000   Bank of Montreal-Chicago,
                6.10%, 09/15/05..............     4,233,217
  3,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     3,310,644
  2,000,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,182,704
  1,000,000   Bayerische Landesbank,
                4.13%, 01/14/05..............     1,005,389
  2,500,000   Deutsche Bank Financial,
                6.70%, 12/13/06..............     2,688,270
  2,000,000   Fifth Third Bank,
                6.75%, 07/15/05..............     2,065,554
  2,000,000   HBOS Treasury Services PLC --
                144A,
                3.75%, 09/30/08..............     2,009,930
  5,000,000   HBOS Treasury Services PLC --
                144A, Floating Rate,
                1.67%, 01/12/07(a)...........     5,010,605
  2,280,000   HSBC Bank PLC,
                8.63%, 12/15/04..............     2,308,888
  3,781,000   HSBC Bank PLC,
                7.63%, 06/15/06..............     4,110,594
    500,000   Inter-American Development
                Bank,
                8.40%, 09/01/09..............       604,710
  5,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     5,225,930
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,087,228
  5,000,000   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     4,910,015
  1,000,000   National Westminster Bank,
                7.38%, 10/01/09..............     1,156,841
  5,000,000   National Westminster Bank,
                Series EMTN, Floating Rate,
                2.20%, 10/14/09(a)...........     4,999,785
  6,115,000   Nordea Bank (Finland),
                6.50%, 01/15/06..............     6,415,117

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 5,000,000   SouthTrust Bank NA, Series
                BKNT, Floating Rate,
                1.82%, 12/14/05(a)...........  $  5,001,470
  4,000,000   SunTrust Banks, Inc., Series
                BKNT, Floating Rate,
                1.60%, 10/03/05(a)...........     4,003,512
  3,000,000   Svenska Handelsbanken,
                8.13%, 08/15/07..............     3,381,936
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,245,292
  1,500,000   US Bancorp,
                7.63%, 05/01/05..............     1,544,019
  3,000,000   US Bancorp, Series MTNN,
                5.10%, 07/15/07..............     3,139,422
  2,145,000   US Bank NA (Minnesota), Series
                BKNT,
                7.30%, 08/15/05..............     2,222,636
  3,000,000   US Bank NA, Floating Rate,
                1.82%, 12/05/05(a)...........     3,000,432
  3,500,000   US Central Credit Union,
                2.75%, 05/30/08..............     3,424,393
  1,500,000   Wachovia Corp.,
                7.55%, 08/18/05..............     1,563,512
  7,000,000   Wachovia Corp., Floating Rate,
                1.92%, 07/20/07(b)...........     7,001,455
  2,000,000   Wells Fargo & Company,
                Floating Rate,
                1.96%, 06/12/06(a)...........     2,003,188
  4,000,000   Wells Fargo & Company,
                Floating Rate,
                1.97%, 09/15/06(a)...........     4,006,100
  6,000,000   Wells Fargo & Company,
                Floating Rate,
                2.03%, 09/28/07(a)...........     5,999,154
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,077,590
                                               ------------
                                                124,740,463
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.4%
  2,500,000   First Data Corp.,
                6.75%, 07/15/05..............     2,583,233
                                               ------------
              FINANCIAL SERVICES -- 9.8%
  4,000,000   Associates Corp. NA, Series
                MTNH,
                7.63%, 04/27/05..............     4,118,252
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     5,016,395
  4,500,000   Citigroup, Inc., Floating Rate,
                1.88%, 06/04/07(a)...........     4,500,927
  3,570,000   General Electric Capital Corp.,
                8.30%, 09/20/09..............     4,246,194
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,126,206

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 3,000,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                2.60%, 05/18/06(a)...........  $  3,008,226
  6,000,000   Goldman Sachs Group, Inc.,
                Series MTN1, Floating Rate,
                1.72%, 01/09/07(a)...........     6,010,134
  8,000,000   Heller Financial, Inc.,
                8.00%, 06/15/05..............     8,306,056
  1,000,000   Heller Financial, Inc.,
                6.38%, 03/15/06..............     1,050,318
  7,000,000   Lehman Brothers Holdings, Inc.,
                8.25%, 06/15/07..............     7,896,175
  2,000,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     2,208,806
  5,000,000   Morgan Stanley,
                3.88%, 01/15/09..............     5,005,440
  3,000,000   Morgan Stanley, Floating Rate,
                1.73%, 01/12/07(a)...........     3,005,739
  6,000,000   The Bear Stearns Companies,
                Inc., Series MTNB, Floating
                Rate,
                2.16%, 06/19/06(a)...........     6,022,302
  2,727,270   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,693,555
  2,500,000   Toyota Motor Credit Corp.,
                Series MTN, Floating Rate,
                1.80%, 09/09/05(b)...........     2,502,095
                                               ------------
                                                 66,716,820
                                               ------------
              INSURANCE -- 0.3%
  2,000,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............     2,023,094
                                               ------------
              OIL, COAL AND GAS -- 1.2%
  3,500,000   ConocoPhillips,
                8.75%, 05/25/10..............     4,311,458
  3,760,000   Tosco Corp.,
                7.25%, 01/01/07..............     4,079,348
                                               ------------
                                                  8,390,806
                                               ------------
              PHARMACEUTICALS -- 0.8%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,141,948
  2,000,000   Merck & Company, Inc.,
                5.25%, 07/01/06..............     2,075,430
                                               ------------
                                                  5,217,378
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 10.1%
  4,051,782   Capital One Auto Finance Trust,
                Series 2001-A, Class A4,
                5.40%, 05/15/08..............     4,123,834

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 2,000,000   Capital One Auto Finance Trust,
                Series 2003-A, Class A3A,
                1.83%, 10/15/07..............  $  1,995,009
  4,500,000   Carmax Auto Owner Trust,
                Series 2004-2, Class A4,
                3.46%, 10/15/10..............     4,498,659
  7,500,000   Fifth Third Auto Trust,
                Series 2004-A, Class A4,
                3.70%, 10/20/11..............     7,565,625
  4,525,000   Franklin Auto Trust,
                Series 2003-1, Class A4,
                2.27%, 05/20/11..............     4,460,303
  2,000,000   Franklin Auto Trust,
                Series 2004-1, Class A2,
                3.57%, 03/16/09..............     1,999,550
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,967,473
  2,000,000   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............     1,990,960
  1,382,592   Marshall & Ilsley Auto Loan
                Trust,
                Series 2002-1, Class A3,
                2.49%, 10/22/07..............     1,385,329
  3,250,000   Onyx Acceptance Auto Trust,
                Series 2002-D, Class A4,
                3.10%, 07/15/09..............     3,268,893
  1,500,000   Onyx Acceptance Auto Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............     1,491,164
  2,333,576   Provident Auto Lease ABS Trust,
                Series 1999-1, Class A2,
                7.03%, 01/14/12..............     2,380,072
    353,583   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A4,
                5.81%, 08/15/06..............       356,121
  2,200,000   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     2,276,950
  4,250,000   Susquehanna Auto Lease Trust,
                Series 2003-1, Class A3,
                2.46%, 01/14/07..............     4,245,500
  8,000,000   Volkswagen Auto Loan Enhanced
                Trust, Series 2003-2,
                Class A3,
                2.27%, 10/22/07..............     7,975,521
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,583,603

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............  $  4,462,422
  3,000,000   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............     2,986,727
                                               ------------
                                                 69,013,715
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 5.0%
  1,500,000   Chemical Master Credit Card
                Trust 1, Series 1996-2, Class
                A,
                5.98%, 09/15/08..............     1,558,116
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,522,466
  2,000,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,960,547
  5,375,000   Citibank Omni-S Master Trust,
                Series 2000-2, Class A,
                6.75%, 09/16/09..............     5,586,160
  3,000,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     3,136,395
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2, Class A,
                Floating Rate,
                1.93%, 01/18/11(b)...........     1,703,894
  6,000,000   Nordstrom Private Label Credit
                Card, Series 2001-1A, Class
                A,
                4.82%, 04/15/10..............     6,214,818
  5,500,000   Prime Credit Card Master Trust,
                Series 2000-1, Class A,
                6.70%, 10/15/09..............     5,749,402
  2,570,000   Standard Credit Card Master
                Trust, Series 1994-2, Class
                A,
                7.25%, 04/07/08..............     2,742,651
                                               ------------
                                                 34,174,449
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 6.0%
  1,418,775   Caterpillar Financial Asset
                Trust,
                Series 2002-A, Class A3,
                3.15%, 02/25/08..............     1,425,277
  2,932,542   Caterpillar Financial Asset
                Trust,
                Series 2003-A, Class A3,
                1.66%, 12/26/07..............     2,914,507
  4,500,000   Caterpillar Financial Asset
                Trust,
                Series 2004-A, Class A3,
                3.13%, 01/26/09..............     4,500,703
  4,237,341   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     4,340,950
  1,686,657   Distribution Financial Services
                Trust, Series 2001-1, Class
                A4,
                5.67%, 01/17/17..............     1,715,040

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 3,000,000   First National Master Note
                Trust,
                Series 2003-1, Class A,
                Floating Rate,
                1.86%, 08/15/08(b)...........  $  3,006,136
  1,550,000   Morgan Stanley Capital I,
                Series 2001-IQA, Class A2,
                5.33%, 12/18/32..............     1,622,445
    285,692   Morgan Stanley Capital I,
                Series 2002-HQ, Class A1,
                4.59%, 04/15/34..............       290,826
  1,249,762   Morgan Stanley Capital I,
                Series 2002-IQ2, Class A1,
                4.09%, 12/15/35..............     1,266,155
  1,772,157   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,764,270
  1,849,023   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,823,899
    530,332   Morgan Stanley Capital,
                Series 1999-RM1, Class A1,
                6.37%, 12/15/31..............       555,486
    882,775   Morgan Stanley Capital,
                Series 2001-TOP3, Class A1,
                5.31%, 07/15/33..............       904,226
    526,402   Nations Credit Grantor Trust,
                Series 1997, Class A,
                6.75%, 08/15/13..............       538,519
  3,847,410   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     3,878,027
  2,150,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............     2,237,323
  3,550,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A5,
                6.45%, 03/15/13..............     3,981,155
  4,012,273   Public Service New Hampshire
                Funding LLC,
                Series 2001-1, Class A2,
                5.73%, 11/01/10..............     4,219,755
                                               ------------
                                                 40,984,699
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.8%
  4,277,400   Banc of America Commercial
                Mortgage, Inc.,
                Series 2002-2, Class A1,
                3.37%, 07/11/43..............     4,298,047
  2,322,301   Banc of America Commercial
                Mortgage, Inc.,
                Series 2003-2, Class A1,
                3.41%, 03/11/41..............     2,316,358
    193,348   BankBoston Home Equity Loan
                Trust, Series 1998-1, Class
                A4,
                6.42%, 01/25/21..............       193,999

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,312,453   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............  $  2,425,633
  1,050,810   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............     1,103,390
  1,747,903   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,818,443
    951,265   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       955,186
  2,569,938   Commercial Mortgage
                Pass-Through Certificates,
                Series 2004-LB2A, Class A1,
                2.96%, 03/10/39                   2,536,566
  2,510,598   Contimortgage Home Equity Loan
                Trust, Series 1998-2, Class
                A7,
                6.57%, 03/15/23..............     2,509,057
    694,645   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.26%, 02/15/34..............       702,595
  4,220,424   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     4,115,501
  4,475,971   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     4,409,238
    196,172   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............       197,573
  3,000,000   Equity One ABS, Inc.,
                Series 2004-3, Class AF2,
                3.80%, 07/25/34..............     3,012,333
     88,643   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-2, Class A1,
                5.26%, 08/11/33..............        88,699
    864,080   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............       912,958
    639,971   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-1, Class A1,
                5.03%, 12/10/35..............       658,344

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,776,670   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-3A, Class A1,
                4.23%, 12/10/37..............  $  3,825,192
  3,188,278   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2004-C3, Class A1,
                3.75%, 07/10/39..............     3,209,246
    853,463   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............       853,252
  1,540,431   Interstar Millennium Trust,
                Series 2003-3G, Class A2,
                Floating Rate,
                2.20%, 09/27/35(a)...........     1,543,800
  2,383,846   Interstar Millennium Trust,
                Series 2004-2G, Class A,
                Floating Rate,
                2.07%, 03/14/36(a)...........     2,386,081
    879,560   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       892,247
  1,261,379   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,246,929
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,833,174
  3,032,882   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,973,618
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,979,975
  3,400,000   Residential Asset Mortgage
                Products, Inc.,
                Series 2003 RS11, Class AI4,
                4.26%, 06/25/29..............     3,410,246
    160,363   Residential Asset Mortgage
                Products, Inc., Series
                2003-RZ1, Class AI2,
                2.81%, 10/25/25..............       160,262
    335,840   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............       345,412

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,500,000   Vendee Mortgage Trust,
                Series 1996-1, Class 1K,
                6.75%, 11/15/12..............  $  3,594,537
  5,313,421   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     5,268,255
                                               ------------
                                                 66,776,146
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 7.6%
  2,636,027   Bear Stearns Asset Backed
                Securities, Inc.,
                Series 2003-AC3, Class A1,
                4.00%, 07/25/33..............     2,623,768
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     5,063,936
  3,600,104   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............     3,748,535
  1,081,151   CIT Equipment Collateral,
                Series 2002-VT1, Class A3,
                4.03%, 01/20/06..............     1,087,022
  2,500,000   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............     2,484,495
  2,000,000   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,985,072
  3,000,000   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............     3,105,207
  5,000,000   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............     4,987,500
  2,000,000   CNH Wholesale Master Note
                Trust, Series 2003-1, Class
                A, Floating Rate,
                1.96%, 08/15/08(b)...........     2,000,367
  6,665,000   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     6,978,142
  2,500,000   Crusade Global Trust,
                Series 2004-2, Class A1,
                Floating Rate,
                1.95%, 11/19/37(a)...........     2,499,219
  4,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-2, Class
                A, Floating Rate,
                1.89%, 07/20/09(b)...........     4,002,500
  2,600,000   Illinois Power Special Purpose
                Trust, Series 1998-1, Class
                A6,
                5.54%, 06/25/09..............     2,721,003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 5,142,010   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............  $  5,366,955
  2,689,858   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     2,758,471
                                               ------------
                                                 51,412,192
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 4.2%
  4,780,795   Alter Moneta Receivables LLC,
                Series 2003-1,
                2.56%, 03/15/11..............     4,742,846
  6,250,000   AmeriCredit Automobile
                Receivables Trust,
                Series 2002-C, Class A4,
                3.55%, 02/12/09..............     6,307,656
  2,678,808   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............     2,703,908
  2,094,096   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............     2,099,910
    263,156   National City Auto Receivables
                Trust, Series 2002-A, Class
                A3,
                4.04%, 07/15/06..............       263,738
  3,500,000   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............     3,471,678
  4,000,000   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     3,990,266
  5,000,000   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     5,040,290
                                               ------------
                                                 28,620,292
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.1%
  1,668,332   Railcar Leasing LLC, Series 1,
                Class A1,
                6.75%, 07/15/06..............     1,727,733
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,578,725
                                               ------------
                                                  7,306,458
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.1%
  5,000,000   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     5,269,225
  2,000,000   PECO Energy Transition Trust,
                Series 2001-A, Class A1,
                6.52%, 12/31/10..............     2,246,501
                                               ------------
                                                  7,515,726
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    875,000   AvalonBay Communities,
                6.63%, 01/15/05..............       885,237

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$ 1,000,000   Kimco Realty Corp., Series
                MTNB,
                7.62%, 10/20/04..............  $  1,002,366
                                               ------------
                                                  1,887,603
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.1%
  2,500,000   New York Life Global Funding --
                144A,
                3.88%, 01/15/09..............     2,511,305
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                1.82%, 02/26/07(a)...........     5,002,730
                                               ------------
                                                  7,514,035
                                               ------------
              UTILITIES: ELECTRIC -- 0.4%
  2,500,000   Atlantic City Electric, Series
                AMBC,
                6.67%, 03/23/05..............     2,557,075
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $530,239,366)..........   527,434,184
                                               ------------
              US TREASURY SECURITIES -- 4.8%
              US TREASURY NOTES
 33,000,000   2.75%, 08/15/07(c)
                (Cost $33,012,769)...........    32,920,107
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 12.3%
              FANNIE MAE -- 4.0%
  1,703,104   PL# 254062, 6.00%, 10/01/11....     1,790,316
  3,165,355   PL# 254754, 4.50%, 05/01/10....     3,207,237
  4,199,160   PL# 254758, 4.50%, 06/01/13....     4,246,291
  2,177,466   PL# 254805, 5.00%, 06/01/13....     2,253,762
  4,302,098   PL# 254807, 5.00%, 07/01/13....     4,452,839
  1,082,924   PL# 323743, 5.00%, 04/01/14....     1,106,791
    705,009   PL# 429168, 6.00%, 05/01/13....       741,329
    690,447   PL# 50903, 6.00%, 09/01/08.....       725,387
    850,726   PL# 50973, 6.00%, 01/01/09.....       893,777
    702,452   PL# 517699, 6.00%, 07/01/14....       737,956
  2,409,405   PL# 545038, 6.00%, 09/01/14....     2,533,051
  3,961,605   PL# 555154, 5.50%, 12/01/22....     4,063,883
    669,865   PL# 609771, 6.00%, 09/01/08....       702,250
                                               ------------
                                                 27,454,869
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.3%
  8,500,000   2.50%, 11/15/05................     8,510,166
                                               ------------
              FREDDIE MAC GOLD -- 0.8%
      8,898   PL# D06777, 7.50%, 03/01/08....         9,348
    278,317   PL# E00532, 6.50%, 02/01/13....       294,964
    486,336   PL# E00542, 6.50%, 04/01/13....       515,309
  1,134,137   PL# E00676, 5.50%, 06/01/14....     1,176,502

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$ 1,678,147   PL# E89557, 5.50%, 04/01/17....  $  1,737,760
  1,713,449   PL# M90802, 4.00%, 03/01/08....     1,729,886
                                               ------------
                                                  5,463,769
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.4%
  2,359,717   PL# 436708, 5.75%, 12/15/22....     2,452,255
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 5.1%
  3,942,483   Fannie Mae -- ACES,
                Series 1998-M1, Class A2,
                6.25%, 01/25/08..............     4,217,500
  2,582,865   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............     2,643,689
  3,945,746   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     3,974,597
  4,087,000   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     4,136,519
  7,575,369   Federal Home Loan Bank,
                Series 1Y-9009, Class A,
                4.06%, 08/25/09..............     7,606,012
  3,850,000   Federal Home Loan Bank,
                Series 3Q-9009, Class 1,
                3.92%, 09/25/09..............     3,846,069
  1,685,288   Freddie Mac, Series 2557, Class
                MA,
                4.50%, 07/15/16..............     1,698,858
1,705,784..   Freddie Mac, Series 2640, Class
                PA,
                5.00%, 02/15/11..............     1,715,308
5,000,000..   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     5,091,836
    104,539   Freddie Mac, Series T-52, Class
                AF2,
                3.63%, 11/25/32..............       104,477
                                               ------------
                                                 35,034,865
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.7%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust,
                Series 2003-4, Class A5B,
                3.39%, 03/15/33..............     4,963,125
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $84,257,177)...........    83,879,049
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.6%
  3,000,000   Hydro Quebec, Series MTNB,
                7.00%, 04/12/05..............     3,072,792
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,271,220

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 3,500,000   Province of British Columbia,
                4.63%, 10/03/06..............  $  3,623,820
  5,000,000   Province of Manitoba,
                4.25%, 11/20/06..............     5,155,110
  3,000,000   Province of Ontario,
                7.00%, 08/04/05..............     3,117,159
  4,000,000   Province of Ontario,
                5.50%, 10/01/08..............     4,296,184
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $24,264,892)...........    24,536,285
                                               ------------
              SECURITIES LENDING COLLATERAL -- 5.0%
 33,701,250   Securities Lending Collateral
                Investment (Note 2)
                (Cost $33,701,250)...........    33,701,250
                                               ------------
              TOTAL SECURITIES
                (Cost $705,475,454)..........   702,470,875
                                               ------------
              REPURCHASE AGREEMENTS -- 0.1%
    801,046   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $801,068
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                3.15%, due 10/01/23, with a
                value of $841,134) (Cost
                $801,046)....................       801,046
                                               ------------
              Total Investments -- 103.3%
                (Cost $706,276,500)..........   703,271,921
              Liabilities less other
                assets -- (3.3)%.............   (22,272,795)
                                               ------------
              NET ASSETS -- 100.0%             $680,999,126
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $706,276,500.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 2,761,382
    Gross unrealized depreciation...........   (5,765,961)
                                              -----------
    Net unrealized depreciation.............  $(3,004,579)
                                              ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at September 30, 2004.

(b) Monthly reset provision. The rate shown was in effect at September 30, 2004.

(c) All or part of this security is on loan.

                            See notes to portfolios.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 49.5%
              US TREASURY NOTES
$ 2,000,000   1.63%, 04/30/05................  $  1,996,094
  4,715,000   1.50%, 07/31/05................     4,692,533
 20,286,000   1.88%, 01/31/06................    20,171,912
  4,575,000   5.63%, 02/15/06................     4,779,269
  4,760,000   2.00%, 05/15/06(a).............     4,728,951
  3,135,000   4.63%, 05/15/06................     3,244,358
  4,315,000   2.38%, 08/15/06................     4,302,530
 11,000,000   2.38%, 08/31/06(a).............    10,962,622
  2,300,000   6.50%, 10/15/06................     2,476,905
  2,175,000   3.25%, 08/15/07................     2,199,725
  2,065,000   3.00%, 11/15/07(a).............     2,071,697
  2,075,000   3.00%, 02/15/08(a).............     2,076,865
  2,855,000   2.63%, 05/15/08................     2,814,074
  2,300,000   3.13%, 09/15/08(a).............     2,298,924
  2,500,000   3.13%, 10/15/08................     2,497,073
  1,700,000   4.75%, 11/15/08................     1,802,532
  2,142,000   3.38%, 12/15/08(a).............     2,156,141
  2,000,000   3.25%, 01/15/09................     2,001,564
  2,250,000   3.00%, 02/15/09(a).............     2,228,117
  2,545,000   3.13%, 04/15/09(a).............     2,528,597
 24,002,000   3.50%, 08/15/09(a).............    24,154,844
  1,995,000   3.38%, 09/15/09(a).............     1,996,013
  8,874,000   6.50%, 02/15/10................    10,185,000
  6,000,000   4.88%, 02/15/12................     6,396,096
  5,417,000   3.88%, 02/15/13(a).............     5,384,839
    631,000   4.00%, 02/15/14................       626,317
  1,621,000   4.75%, 05/15/14................     1,702,052
    800,000   4.25%, 08/15/14(a).............       808,626
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $132,890,584)..........   133,284,270
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 32.6%
              FANNIE MAE -- 21.0%
  3,788,000   3.13%, 07/15/06................     3,817,046
 11,030,000   4.25%, 05/15/09(a).............    11,298,680
 23,700,000   6.38%, 06/15/09................    26,416,684
  4,100,000   6.13%, 03/15/12................     4,574,731
  6,861,000   4.13%, 04/15/14(a).............     6,621,963
  3,782,172   PL# 648688, 6.50%, 07/01/32....     3,988,009
                                               ------------
                                                 56,717,113
                                               ------------
              FREDDIE MAC -- 11.6%
 28,950,000   2.88%, 05/15/07(a).............    28,857,823
  2,300,000   4.50%, 07/15/13................     2,305,596
                                               ------------
                                                 31,163,419
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $87,132,301).................    87,880,532
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 15.3%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 7.0%
$ 4,292,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............  $  4,290,721
  4,350,000   Onyx Acceptance Auto Trust,
                Series 2003-A, Class A4,
                3.04%, 11/15/09..............     4,365,887
  1,611,000   Onyx Acceptance Auto Trust,
                Series 2003-C, Class A4,
                2.66%, 05/17/10..............     1,598,176
  2,173,000   Wells Fargo Financial Auto
                Owner Trust, Series 2004-A,
                Class A4,
                2.67%, 08/16/10..............     2,153,226
  6,403,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10..............     6,374,912
                                               ------------
                                                 18,782,922
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.9%
  5,000,000   Chase Credit Card Master Trust,
                Series 2002-6, Class A,
                Floating Rate,
                1.82%, 01/15/08(b)...........     5,005,845
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.6%
  1,794,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11..............     1,763,535
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 3.7%
  2,505,000   Chase Funding Mortgage Loan,
                Series 2004-1, Class 1A2,
                2.43%, 06/25/19..............     2,481,476
  5,507,836   Saxon Asset Securities Trust,
                Series 2004-1, Class A,
                Floating Rate,
                2.11%, 03/25/35(b)...........     5,507,053
  1,962,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/34..............     1,961,712
                                               ------------
                                                  9,950,241
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 1.4%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11..............     3,852,544
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.7%
  1,510,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............     1,772,414
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $41,130,139)...........    41,127,501
                                               ------------

                            See notes to portfolios.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 23.1%
$62,227,492   Securities Lending Collateral
                Investment (Note 2)
                (Cost $62,227,492)...........  $ 62,227,492
                                               ------------
              TOTAL SECURITIES (Cost
                $323,380,516)................   324,519,795
                                               ------------
              REPURCHASE AGREEMENTS -- 2.3%
  6,088,787   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $6,088,949
                (Collateralized by Small
                Business Administration,
                4.63%, due 04/25/16, with a
                value of $5,849,823 and
                Fannie Mae Adjustable Rate
                Mortgage, 2.82%, due with a
                value of $545,000) (Cost
                $6,088,787)..................     6,088,787
                                               ------------
              Total Investments -- 122.8%
                (Cost $329,469,303)..........   330,608,582
              Liabilities less other
                assets -- (22.8)%............   (61,406,998)
                                               ------------
              NET ASSETS -- 100.0%...........  $269,201,584
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $329,469,303.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $1,576,712
    Gross unrealized depreciation............    (437,433)
                                               ----------
    Net unrealized appreciation..............  $1,139,279
                                               ==========

---------------

(a) All or part of this security is on loan.

(b) Monthly reset provision. The rate shown was in effect at September 30, 2004.

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US TREASURY SECURITIES -- 21.1%
               US TREASURY BONDS -- 9.9%
$ 13,125,000   10.38%, 11/15/12(a)..........  $   15,989,951
  12,395,000   12.00%, 08/15/13(a)..........      16,369,643
  16,670,000   8.13%, 08/15/19(a)...........      22,826,831
  16,280,000   8.50%, 02/15/20(a)...........      23,065,455
  16,850,000   6.75%, 08/15/26(a)...........      20,933,496
  21,590,000   6.13%, 11/15/27..............      25,071,410
   4,290,000   5.50%, 08/15/28..............       4,612,925
  27,395,000   5.38%, 02/15/31..............      29,355,469
                                              --------------
                                                 158,225,180
                                              --------------
               US TREASURY INFLATION INDEX -- 1.1%
  16,906,433   2.00%, 07/15/14..............      17,286,845
                                              --------------
               US TREASURY NOTES -- 10.1%
  94,925,000   2.75%, 06/30/06..............      95,347,795
  50,755,000   2.38%, 08/31/06(a)...........      50,582,534
  15,520,000   4.25%, 08/15/14..............      15,687,337
                                              --------------
                                                 161,617,666
                                              --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $336,756,786)........     337,129,691
                                              --------------
               US GOVERNMENT AGENCY SECURITIES -- 39.8%
               FANNIE MAE -- 23.1%
   2,760,000   1.75%, 06/16/06(a)...........       2,718,890
  14,090,000   2.35%, 04/05/07..............      13,876,593
  10,060,000   5.50%, 07/18/12..............      10,242,921
     652,565   PL# 252571, 7.00%,
                 07/01/29...................         693,265
      11,244   PL# 252716, 7.00%,
                 09/01/29...................          11,946
       2,345   PL# 253264, 7.00%,
                 05/01/30...................           2,490
       2,898   PL# 253346, 7.50%,
                 06/01/30...................           3,107
      37,131   PL# 253479, 7.00%,
                 10/01/30...................          39,421
      20,330   PL# 253698, 6.00%,
                 02/01/16...................          21,343
      77,732   PL# 253990, 7.00%,
                 09/01/16...................          82,535
      63,480   PL# 254008, 7.00%,
                 10/01/31...................          67,379
     300,505   PL# 254141, 6.00%,
                 01/01/17...................         315,409
     202,892   PL# 254342, 6.00%,
                 06/01/17...................         212,947
     371,031   PL# 254403, 6.00%,
                 08/01/17...................         389,419
      73,863   PL# 254623, 6.00%,
                 01/01/18...................          77,523
     299,069   PL# 254804, 5.50%,
                 06/01/18...................         309,664
      98,443   PL# 255357, 5.50%,
                 08/01/19...................         101,896
       5,123   PL# 259141, 7.50%,
                 12/01/30...................           5,493
      11,374   PL# 323250, 6.00%,
                 08/01/13...................          11,959
   1,757,700   PL# 323842, 5.50%,
                 07/01/14...................       1,826,754
     116,297   PL# 323967, 7.00%,
                 10/01/29...................         123,550
      59,916   PL# 330122, 6.00%,
                 05/01/09...................          62,959
     183,567   PL# 356801, 6.00%,
                 12/01/08...................         192,856
      49,834   PL# 357513, 5.50%,
                 02/01/34...................          50,571
      11,708   PL# 492742, 7.00%,
                 05/01/29...................          12,438

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      8,757   PL# 503916, 7.50%,
                 06/01/29...................  $        9,392
       5,837   PL# 508415, 7.00%,
                 08/01/29...................           6,201
      35,080   PL# 515946, 7.00%,
                 10/01/29...................          37,268
         615   PL# 524164, 7.00%,
                 11/01/29...................             653
     120,499   PL# 524657, 7.00%,
                 01/01/30...................         127,929
     106,309   PL# 526053, 7.00%,
                 12/01/29...................         112,940
       1,676   PL# 527717, 7.50%,
                 01/01/30...................           1,798
       9,267   PL# 528107, 7.00%,
                 02/01/30...................           9,845
       3,027   PL# 531092, 7.50%,
                 10/01/29...................           3,246
      37,624   PL# 531497, 7.00%,
                 02/01/30...................          39,944
      22,845   PL# 531735, 7.00%,
                 02/01/30...................          24,254
       3,983   PL# 533841, 7.50%,
                 12/01/30...................           4,270
      55,026   PL# 535030, 7.00%,
                 12/01/29...................          58,458
      75,667   PL# 535103, 7.00%,
                 01/01/15...................          80,333
      22,714   PL# 535159, 7.00%,
                 02/01/30...................          24,131
      94,860   PL# 535195, 7.00%,
                 03/01/30...................         100,776
      40,323   PL# 535277, 7.00%,
                 04/01/30...................          42,838
   1,021,491   PL# 535675, 7.00%,
                 01/01/16...................       1,084,509
       2,378   PL# 535722, 7.00%,
                 02/01/31...................           2,525
      15,489   PL# 535723, 7.00%,
                 02/01/31...................          16,444
       3,551   PL# 535811, 6.50%,
                 04/01/31...................           3,728
     264,289   PL# 535880, 7.00%,
                 02/01/31...................         280,585
         755   PL# 538314, 7.50%,
                 05/01/30...................             810
       4,036   PL# 540211, 7.50%,
                 06/01/30...................           4,327
       7,380   PL# 542999, 7.50%,
                 08/01/30...................           7,912
     246,193   PL# 545194, 7.00%,
                 08/01/31...................         261,315
      87,315   PL# 545477, 7.00%,
                 03/01/32...................          92,652
      85,956   PL# 545815, 7.00%,
                 07/01/32...................          91,236
      70,916   PL# 548822, 7.00%,
                 08/01/30...................          75,289
      63,204   PL# 549659, 7.00%,
                 02/01/16...................          67,109
      43,537   PL# 549962, 7.00%,
                 10/01/30...................          46,221
      69,390   PL# 549975, 7.00%,
                 10/01/30...................          73,668
      27,976   PL# 550440, 7.00%,
                 02/01/16...................          29,705
       1,725   PL# 550544, 7.50%,
                 09/01/30...................           1,849
       8,096   PL# 552603, 7.00%,
                 10/01/30...................           8,596
      92,240   PL# 554493, 7.00%,
                 10/01/30...................          97,927
     489,118   PL# 555114, 5.50%,
                 12/01/17...................         506,773
      81,347   PL# 555144, 7.00%,
                 10/01/32...................          86,363
     551,917   PL# 555229, 6.00%,
                 10/01/17...................         579,290
     786,674   PL# 555878, 6.00%,
                 03/01/18...................         825,690
     449,028   PL# 555919, 5.50%,
                 10/01/18...................         464,936
       2,538   PL# 558362, 7.50%,
                 11/01/30...................           2,721
         989   PL# 558519, 7.50%,
                 11/01/30...................           1,060
      15,711   PL# 559277, 7.00%,
                 10/01/30...................          16,679
      68,850   PL# 559313, 7.00%,
                 12/01/30...................          73,095
       4,852   PL# 559741, 7.50%,
                 01/01/31...................           5,202
      40,824   PL# 560384, 7.00%,
                 11/01/30...................          43,341

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      1,507   PL# 560596, 7.50%,
                 01/01/31...................  $        1,616
       4,535   PL# 561678, 7.50%,
                 12/01/30...................           4,862
       3,408   PL# 564080, 7.50%,
                 12/01/30...................           3,653
      42,014   PL# 564183, 7.00%,
                 12/01/30...................          44,605
       3,798   PL# 564529, 7.50%,
                 12/01/30...................           4,072
      23,212   PL# 566658, 7.00%,
                 02/01/31...................          24,638
      76,250   PL# 574885, 6.00%,
                 05/01/16...................          80,032
       6,612   PL# 575285, 7.50%,
                 03/01/31...................           7,089
      70,047   PL# 575515, 6.00%,
                 06/01/17...................          73,519
      16,993   PL# 577525, 6.00%,
                 05/01/16...................          17,836
     240,561   PL# 579224, 6.00%,
                 04/01/16...................         252,492
     597,371   PL# 580055, 5.50%,
                 07/01/16...................         619,176
      47,330   PL# 580179, 7.00%,
                 10/01/16...................          50,255
       4,266   PL# 580377, 7.50%,
                 04/01/31...................           4,574
      48,804   PL# 584811, 7.00%,
                 05/01/31...................          51,802
     312,521   PL# 585248, 7.00%,
                 06/01/31...................         331,791
      74,340   PL# 589395, 6.00%,
                 07/01/16...................          78,027
       9,146   PL# 589405, 7.50%,
                 06/01/31...................           9,805
      38,970   PL# 589893, 7.00%,
                 06/01/31...................          41,364
       4,829   PL# 592129, 7.50%,
                 06/01/31...................           5,177
     191,910   PL# 596922, 6.00%,
                 08/01/16...................         201,428
      38,387   PL# 598125, 7.00%,
                 09/01/16...................          40,758
      72,924   PL# 600259, 6.00%,
                 08/01/16...................          76,541
     559,234   PL# 601426, 6.00%,
                 11/01/16...................         586,970
     673,625   PL# 602050, 6.00%,
                 09/01/16...................         707,035
       8,552   PL# 606600, 7.00%,
                 10/01/31...................           9,077
      92,423   PL# 607386, 5.50%,
                 11/01/16...................          95,796
     294,490   PL# 609539, 6.00%,
                 10/01/16...................         309,096
      26,478   PL# 610128, 7.00%,
                 10/01/31...................          28,104
     307,291   PL# 610579, 5.50%,
                 12/01/16...................         318,508
      75,052   PL# 610599, 5.50%,
                 02/01/17...................          77,761
     680,535   PL# 610759, 6.00%,
                 11/01/16...................         714,287
      73,104   PL# 610987, 6.00%,
                 10/01/16...................          76,730
      52,130   PL# 611323, 7.00%,
                 10/01/16...................          55,351
      36,728   PL# 611695, 5.50%,
                 12/01/16...................          38,069
     300,670   PL# 614934, 6.00%,
                 12/01/16...................         315,583
     563,536   PL# 616908, 6.00%,
                 12/01/16...................         591,486
      92,986   PL# 621656, 6.00%,
                 01/01/17...................          97,595
      94,404   PL# 629603, 5.50%,
                 02/01/17...................          97,850
      71,982   PL# 630312, 6.00%,
                 03/01/17...................          75,549
     704,630   PL# 631068, 6.00%,
                 03/01/17...................         739,550
     701,689   PL# 631287, 6.00%,
                 03/01/17...................         736,463
   1,208,010   PL# 631321, 5.50%,
                 02/01/17...................       1,251,614
     103,832   PL# 631606, 5.50%,
                 03/01/17...................         107,579
     117,736   PL# 632269, 7.00%,
                 05/01/32...................         124,968
     189,459   PL# 634949, 7.00%,
                 05/01/32...................         201,041
     179,755   PL# 634985, 6.00%,
                 04/01/17...................         188,664

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    696,273   PL# 641795, 6.00%,
                 04/01/17...................  $      730,779
     195,229   PL# 642325, 6.00%,
                 05/01/17...................         204,905
      52,756   PL# 644646, 6.00%,
                 04/01/17...................          55,371
      65,093   PL# 644743, 6.00%,
                 05/01/17...................          68,319
      11,482   PL# 647556, 7.00%,
                 01/01/30...................          12,198
      63,164   PL# 649170, 6.00%,
                 07/01/17...................          66,294
     272,380   PL# 650206, 5.50%,
                 01/01/18...................         282,211
      31,662   PL# 650872, 7.00%,
                 07/01/32...................          33,598
     482,268   PL# 662405, 5.50%,
                 12/01/17...................         499,675
      64,224   PL# 664188, 5.50%,
                 09/01/17...................          66,542
     116,317   PL# 664194, 5.50%,
                 09/01/17...................         120,515
     330,469   PL# 675314, 5.50%,
                 12/01/17...................         342,397
      62,645   PL# 675394, 5.50%,
                 02/01/18...................          64,864
     637,789   PL# 676800, 5.50%,
                 01/01/18...................         660,810
     482,356   PL# 677516, 5.50%,
                 01/01/18...................         499,444
     321,368   PL# 679430, 5.50%,
                 01/01/18...................         332,968
     106,679   PL# 681390, 5.50%,
                 02/01/18...................         110,530
     648,011   PL# 683199, 5.50%,
                 02/01/18...................         670,968
     485,261   PL# 684130, 5.50%,
                 01/01/18...................         502,777
     236,868   PL# 688000, 5.50%,
                 03/01/18...................         245,259
      48,824   PL# 688312, 5.50%,
                 03/01/18...................          50,554
     681,514   PL# 688785, 6.00%,
                 02/01/18...................         715,289
   1,292,988   PL# 694200, 4.50%,
                 05/01/18(c)................       1,294,016
     167,752   PL# 695925, 5.50%,
                 05/01/18...................         173,695
     714,697   PL# 698481, 6.00%,
                 02/01/18...................         750,117
     414,380   PL# 698853, 5.50%,
                 03/01/18...................         429,338
   2,595,780   PL# 701161, 4.50%,
                 04/01/18(c)................       2,595,115
      72,223   PL# 704387, 5.50%,
                 05/01/18...................          74,782
     305,375   PL# 711582, 5.50%,
                 04/01/18...................         316,522
     758,249   PL# 711636, 4.50%,
                 05/01/18...................         758,055
   3,646,351   PL# 720317, 5.00%,
                 07/01/18...................       3,713,485
      49,096   PL# 721897, 5.50%,
                 05/01/18...................          50,868
      74,585   PL# 725135, 6.00%,
                 05/01/18...................          78,284
  33,924,364   PL# 725232, 5.00%,
                 03/01/34...................      33,664,769
      22,841   PL# 725269, 5.50%,
                 03/01/19...................          23,666
     188,137   PL# 725272, 6.00%,
                 01/01/19...................         197,468
  12,749,841   PL# 725603, 5.50%,
                 07/01/19...................      13,201,528
     183,819   PL# 725747, 6.00%,
                 08/01/19...................         192,935
     936,788   PL# 726747, 4.50%,
                 03/01/19...................         934,910
   3,762,885   PL# 729739, 4.00%,
                 08/01/18...................       3,677,419
   3,221,444   PL# 730823, 4.00%,
                 08/01/18...................       3,148,276
     896,796   PL# 731682, 4.50%,
                 03/01/19(c)................         894,998
     278,896   PL# 738632, 5.00%,
                 11/01/18...................         284,031
     428,226   PL# 739284, 5.50%,
                 09/01/18...................         443,396
      49,461   PL# 739417, 5.50%,
                 10/01/18...................          51,213
     553,894   PL# 740512, 5.50%,
                 10/01/18...................         573,517
      62,781   PL# 741793, 5.50%,
                 10/01/18...................          65,005

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     95,927   PL# 744728, 4.00%,
                 10/01/18...................  $       93,748
      57,079   PL# 747773, 5.50%,
                 10/01/18...................          59,101
     450,839   PL# 747880, 5.50%,
                 12/01/18...................         466,811
     836,272   PL# 748257, 4.50%,
                 10/01/18...................         836,058
     259,286   PL# 748917, 5.50%,
                 12/01/18...................         268,472
      76,153   PL# 750045, 5.50%,
                 12/01/18...................          78,851
     190,211   PL# 750057, 5.50%,
                 01/01/19...................         196,950
     283,017   PL# 753961, 5.50%,
                 12/01/18...................         293,043
   4,957,891   PL# 757687, 5.50%,
                 07/01/34(c)................       5,031,245
     863,707   PL# 759773, 5.50%,
                 05/01/18...................         894,883
   2,090,559   PL# 761173, 4.50%,
                 04/01/19(c)................       2,086,369
   4,738,975   PL# 761175, 4.50%,
                 04/01/19(c)................       4,729,477
     333,185   PL# 761256, 5.50%,
                 01/01/19...................         344,989
      25,353   PL# 761758, 5.50%,
                 01/01/19...................          26,251
      65,560   PL# 761808, 5.50%,
                 05/01/18...................          67,927
      40,648   PL# 762307, 6.00%,
                 06/01/17...................          42,702
     177,083   PL# 763249, 5.50%,
                 02/01/34...................         179,703
     332,487   PL# 764221, 5.50%,
                 05/01/34...................         337,406
     979,809   PL# 764800, 4.50%,
                 04/01/19(c)................         977,845
     848,343   PL# 766312, 5.50%,
                 03/01/19...................         878,099
     898,594   PL# 766419, 4.50%,
                 03/01/19(c)................         896,793
     954,372   PL# 767073, 4.50%,
                 04/01/19(c)................         952,459
      98,727   PL# 767075, 4.50%,
                 04/01/19...................          98,529
     249,439   PL# 767172, 5.50%,
                 01/01/34...................         253,367
     136,090   PL# 767392, 5.50%,
                 04/01/34...................         138,104
   1,195,581   PL# 767395, 5.50%,
                 04/01/34...................       1,213,269
     661,404   PL# 768306, 6.00%,
                 12/01/18...................         694,092
     450,791   PL# 768313, 5.50%,
                 01/01/19...................         466,761
     541,205   PL# 768317, 5.50%,
                 01/01/19...................         560,378
   1,136,414   PL# 768528, 5.50%,
                 05/01/34...................       1,153,228
     977,812   PL# 769006, 4.50%,
                 03/01/19(c)................         975,853
     889,784   PL# 770410, 5.50%,
                 04/01/34...................         902,949
   1,846,883   PL# 772651, 5.50%,
                 03/01/34...................       1,874,208
   1,230,152   PL# 772664, 5.50%,
                 03/01/34...................       1,248,352
   1,197,313   PL# 772805, 5.50%,
                 04/01/34...................       1,215,028
     495,921   PL# 773066, 5.50%,
                 03/01/34...................         503,258
     319,440   PL# 773072, 5.50%,
                 04/01/34...................         324,166
   1,904,511   PL# 773073, 5.50%,
                 04/01/34(c)................       1,932,688
     695,285   PL# 773488, 5.50%,
                 08/01/19...................         719,672
     756,428   PL# 773532, 4.50%,
                 04/01/19...................         754,912
   1,713,566   PL# 773571, 5.50%,
                 05/01/34...................       1,738,918
      75,781   PL# 773588, 5.50%,
                 07/01/34...................          76,902
     461,269   PL# 773777, 5.50%,
                 04/01/34...................         468,094
      92,055   PL# 773911, 5.50%,
                 04/01/34...................          93,504
     959,515   PL# 774258, 4.50%,
                 03/01/19...................         957,592
     923,264   PL# 775316, 4.50%,
                 05/01/19...................         921,413

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    548,690   PL# 775341, 6.00%,
                 05/01/19...................  $      575,711
   1,191,078   PL# 775525, 5.50%,
                 05/01/34...................       1,208,700
     503,422   PL# 775794, 5.50%,
                 05/01/34(c)................         510,870
     469,597   PL# 776233, 5.50%,
                 04/01/34...................         476,545
     449,001   PL# 776440, 5.50%,
                 07/01/34...................         455,644
     810,269   PL# 776715, 5.50%,
                 05/01/34(c)................         822,257
   8,744,987   PL# 776983, 5.50%,
                 04/01/34(c)................       8,874,371
      94,988   PL# 777251, 4.50%,
                 04/01/19...................          94,797
     177,074   PL# 777263, 5.50%,
                 08/01/19...................         183,284
      97,554   PL# 777481, 5.50%,
                 06/01/34...................          98,997
     995,340   PL# 777677, 5.50%,
                 05/01/34...................       1,010,066
     102,438   PL# 777754, 5.50%,
                 05/01/34...................         103,954
     194,329   PL# 778219, 5.50%,
                 05/01/34...................         197,204
      92,439   PL# 778287, 5.50%,
                 05/01/34...................          93,807
     102,188   PL# 778619, 5.50%,
                 06/01/34...................         103,700
   1,220,016   PL# 779135, 5.50%,
                 06/01/34...................       1,238,066
     157,824   PL# 779520, 5.50%,
                 06/01/34...................         160,160
     502,672   PL# 780211, 5.50%,
                 05/01/34...................         510,109
     847,469   PL# 780698, 6.00%,
                 04/01/19...................         889,203
   1,152,173   PL# 780901, 5.50%,
                 05/01/34...................       1,169,219
     432,167   PL# 782122, 5.50%,
                 07/01/34...................         438,561
      75,334   PL# 782571, 5.50%,
                 06/01/34...................          76,448
     333,657   PL# 782618, 5.50%,
                 07/01/34...................         338,593
      99,780   PL# 782707, 5.50%,
                 07/01/34...................         101,256
     483,366   PL# 782974, 5.50%,
                 06/01/34...................         490,518
      89,488   PL# 783017, 5.50%,
                 06/01/34...................          90,812
     105,628   PL# 783667, 5.50%,
                 06/01/34...................         107,191
   1,236,763   PL# 783813, 5.50%,
                 07/01/34...................       1,255,061
   1,846,256   PL# 783824, 5.50%,
                 07/01/34...................       1,873,572
   1,549,212   PL# 785226, 5.50%,
                 07/01/34...................       1,572,133
   1,239,802   PL# 786148, 5.50%,
                 07/01/34...................       1,258,145
     921,541   PL# 787817, 5.50%,
                 07/01/34...................         935,176
     347,007   PL# 789053, 5.50%,
                 07/01/34...................         352,141
   1,206,254   PL# 789432, 5.50%,
                 07/01/19...................       1,248,563
     532,418   PL# 789545, 5.50%,
                 07/01/34...................         540,295
      54,839   PL# 789632, 5.50%,
                 08/01/19...................          56,762
     325,399   PL# 789634, 5.50%,
                 08/01/19...................         336,813
     892,917   PL# 793193, 5.50%,
                 07/01/19...................         924,236
     541,780   PL# 794206, 5.50%,
                 08/01/19...................         560,784
   7,600,000   TBA, 4.00%, 10/01/19.........       7,407,629
  11,400,000   TBA, 4.50%, 10/01/19.........      11,360,807
  24,600,000   TBA, 5.00%, 10/01/19.........      24,992,075
  18,700,000   TBA, 5.00%, 10/01/34.........      18,507,166
   9,600,000   TBA, 5.50%, 10/01/34.........       9,729,005
  28,000,000   TBA, 6.00%, 10/01/34.........      28,962,500

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$ 69,800,000   TBA, 6.50%, 10/01/34.........  $   73,224,529
   3,500,000   TBA, 6.00%, 11/01/34.........       3,607,188
                                              --------------
                                                 368,631,716
                                              --------------
               FREDDIE MAC -- 2.5%
   5,350,000   3.50%, 04/01/08(a)...........       5,328,975
  13,080,000   3.88%, 11/10/08..............      13,168,498
   7,140,000   3.88%, 01/12/09..............       7,135,866
   1,560,000   4.75%, 12/08/10..............       1,573,190
  12,080,000   4.13%, 02/24/11..............      11,905,263
                                              --------------
                                                  39,111,792
                                              --------------
               FREDDIE MAC GOLD -- 7.4%
  12,275,000   7.00%, 03/15/10..............      14,151,983
  11,345,000   4.50%, 12/16/10..............      11,363,436
   1,565,000   6.00%, 06/15/11..............       1,734,198
      54,023   6.00%, 02/01/13..............          56,778
   1,059,684   PL# A10807, 5.50%,
                 07/01/33...................       1,076,845
     228,378   PL# A12350, 5.50%,
                 08/01/33...................         232,076
     134,138   PL# A12533, 5.50%,
                 08/11/33...................         136,310
     377,383   PL# A12800, 5.50%,
                 08/01/33...................         383,495
     801,615   PL# A13289, 5.50%,
                 09/01/33...................         814,597
     140,551   PL# A13331, 5.50%,
                 09/01/33...................         142,827
   8,024,778   PL# A13669, 5.50%,
                 09/01/33...................       8,154,732
     308,836   PL# A16148, 6.00%,
                 11/01/33(c)................         319,534
   1,149,351   PL# A16728, 5.50%,
                 12/01/33...................       1,167,964
     684,069   PL# A20149, 5.00%,
                 03/01/34...................         678,371
     196,514   PL# B14156, 4.00%,
                 05/01/19...................         192,005
   2,077,719   PL# C01271, 6.50%,
                 12/01/31...................       2,181,936
   4,729,550   PL# C01623, 5.50%,
                 09/01/33...................       4,806,141
   5,846,728   PL# C57150, 6.00%,
                 05/01/31(c)................       6,051,735
       8,924   PL# C67653, 7.00%,
                 06/01/32...................           9,472
     227,847   PL# C67868, 7.00%,
                 06/01/32...................         241,833
      41,542   PL# C67999, 7.00%,
                 06/01/32...................          44,092
     286,859   PL# C68001, 7.00%,
                 06/01/32...................         304,466
     286,013   PL# C90229, 7.00%,
                 08/01/18...................         304,585
      60,120   PL# E00418, 6.00%,
                 02/01/11...................          63,150
      42,384   PL# E00570, 6.00%,
                 09/01/13...................          44,546
     915,222   PL# E00592, 6.00%,
                 12/01/13...................         961,903
      43,703   PL# E00720, 6.00%,
                 07/01/14...................          45,902
      41,388   PL# E01007, 6.00%,
                 08/01/16...................          43,418
     134,950   PL# E01095, 6.00%,
                 01/01/17...................         141,569
   3,905,292   PL# E01638, 4.00%,
                 04/01/19...................       3,815,697
     878,584   PL# E20078, 6.00%,
                 01/01/09...................         923,459
     831,729   PL# E58354, 6.00%,
                 05/01/09...................         873,819
      57,498   PL# E60787, 6.00%,
                 07/01/10...................          60,397
     923,944   PL# E62078, 6.00%,
                 05/01/09...................         971,136
     205,063   PL# E62102, 6.00%,
                 04/01/09...................         215,537

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$     42,394   PL# E63016, 6.00%,
                 03/01/11...................  $       44,533
     904,725   PL# E69608, 6.00%,
                 03/01/09...................         950,935
      74,043   PL# E73319, 6.00%,
                 11/01/13...................          77,819
      72,398   PL# E73769, 6.00%,
                 12/01/13...................          76,091
      54,755   PL# E75990, 6.00%,
                 04/01/14...................          57,519
      51,222   PL# E76341, 6.00%,
                 04/01/14...................          53,799
      84,910   PL# E76730, 6.00%,
                 05/01/14...................          89,182
      74,063   PL# E76731, 6.00%,
                 05/01/14...................          77,790
      71,428   PL# E78995, 6.00%,
                 11/01/14...................          75,021
     466,684   PL# E84191, 6.00%,
                 07/01/16...................         489,571
       7,924   PL# E84758, 5.50%,
                 07/01/16...................           8,207
      42,766   PL# E85885, 6.00%,
                 11/01/16...................          44,863
     468,779   PL# E86502, 5.50%,
                 12/01/16...................         485,566
       9,808   PL# E86565, 5.50%,
                 12/01/16...................          10,159
     398,321   PL# E87961, 6.00%,
                 02/01/17...................         417,855
     856,174   PL# E88001, 6.00%,
                 02/01/17...................         898,100
     112,170   PL# E88452, 6.00%,
                 03/01/17...................         117,663
     531,081   PL# E88749, 6.00%,
                 03/01/17...................         557,126
   1,088,026   PL# E88789, 6.00%,
                 04/01/17...................       1,141,306
     255,648   PL# E88979, 5.50%,
                 04/01/17...................         264,729
     649,786   PL# E89282, 6.00%,
                 04/01/17...................         681,606
   1,273,613   PL# E89336, 6.00%,
                 05/01/17...................       1,335,981
      44,053   PL# E89653, 6.00%,
                 04/01/17...................          46,214
     751,483   PL# E89913, 6.00%,
                 05/01/17...................         788,283
   1,471,046   PL# E91644, 5.50%,
                 10/01/17...................       1,523,303
     431,781   PL# E91754, 5.50%,
                 10/01/17...................         447,119
     621,404   PL# E91774, 5.50%,
                 10/01/17...................         643,479
     261,311   PL# E91968, 5.50%,
                 10/01/17...................         270,593
     538,760   PL# E92113, 5.50%,
                 10/01/17...................         557,899
     145,244   PL# E93402, 6.00%,
                 09/01/12...................         152,575
   3,404,047   PL# G01391, 7.00%,
                 04/01/32...................       3,614,933
      61,296   PL# G10288, 6.00%,
                 09/01/09...................          63,434
      83,361   PL# G10558, 6.00%,
                 07/01/11...................          87,567
     851,894   PL# G10711, 6.00%,
                 06/01/09...................         895,406
     913,531   PL# G10780, 6.00%,
                 08/01/12...................         960,191
     887,747   PL# G10782, 6.00%,
                 04/01/11...................         933,090
     833,803   PL# G10937, 6.00%,
                 04/01/14...................         875,834
      34,668   PL# G11111, 6.00%,
                 04/01/16...................          36,402
   5,082,774   PL# M80813, 4.00%, 04/01/10..       5,087,854
  10,400,000   TBA, 4.50%, 10/01/19.........      10,361,000
   3,800,000   TBA, 5.50%, 10/01/19.........       3,924,686
   4,800,000   TBA, 5.50%, 07/15/33.........       5,034,768
  10,200,000   TBA, 5.00%, 10/01/34.........      10,101,182
     600,000   TBA, 6.00%, 10/01/34(c)......         619,687
                                              --------------
                                                 117,690,864
                                              --------------

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 4.7%
$    317,412   PL# 03173, 6.50%, 12/20/31...  $      334,786
     225,554   PL# 421352, 6.00%,
                 11/15/33...................         234,265
       3,954   PL# 434615, 7.00%,
                 11/15/29...................           4,221
     497,942   PL# 435071, 7.00%,
                 03/15/31...................         531,404
     123,562   PL# 462559, 7.00%,
                 02/15/28...................         131,995
      45,025   PL# 493966, 7.00%,
                 06/15/29...................          48,074
     117,264   PL# 494742, 7.00%,
                 04/15/29...................         125,204
     719,641   PL# 502998, 5.50%,
                 02/15/29...................         735,444
       2,945   PL# 530260, 7.00%,
                 02/15/31...................           3,143
     241,028   PL# 531025, 6.00%,
                 04/15/32...................         250,359
     318,360   PL# 535464, 6.00%,
                 10/15/32...................         330,686
       2,569   PL# 538271, 7.00%,
                 11/15/31...................           2,742
     166,137   PL# 538312, 6.00%,
                 02/15/32...................         172,569
     470,711   PL# 543989, 7.00%,
                 03/15/31...................         502,343
       3,000   PL# 547545, 7.00%,
                 04/15/31...................           3,202
     855,379   PL# 550985, 7.00%,
                 10/15/31...................         912,861
       1,475   PL# 551549, 7.00%,
                 07/15/31...................           1,574
     116,212   PL# 552413, 7.00%,
                 02/15/32...................         123,992
   2,929,811   PL# 552942, 5.50%,
                 12/15/32...................       2,989,750
     111,445   PL# 552952, 6.00%,
                 12/15/32...................         115,760
     315,309   PL# 553320, 6.00%,
                 06/15/33...................         327,486
     198,119   PL# 554808, 6.00%,
                 05/15/31...................         205,904
     197,886   PL# 555360, 6.00%,
                 06/15/31...................         205,662
     166,981   PL# 555733, 6.00%,
                 03/15/32...................         173,446
       2,420   PL# 557664, 7.00%,
                 08/15/31...................           2,582
     405,174   PL# 557678, 7.00%,
                 08/15/31...................         432,402
       6,569   PL# 561050, 7.00%,
                 05/15/31...................           7,010
       2,440   PL# 561996, 7.00%,
                 07/15/31...................           2,604
      40,806   PL# 563346, 7.00%,
                 09/15/31...................          43,548
     239,350   PL# 563599, 7.00%,
                 06/15/32...................         255,374
     406,944   PL# 564086, 7.00%,
                 07/15/31...................         434,291
      57,808   PL# 564300, 6.00%,
                 08/15/31...................          60,080
      21,101   PL# 564706, 7.00%,
                 07/15/31...................          22,519
     166,099   PL# 565808, 6.00%,
                 11/15/31...................         172,626
     274,566   PL# 567622, 6.00%,
                 04/15/32...................         285,196
     181,159   PL# 567668, 6.00%,
                 05/15/32...................         188,173
     211,684   PL# 569567, 7.00%,
                 01/15/32...................         225,856
     171,797   PL# 570517, 6.00%,
                 01/15/32...................         178,448
     121,523   PL# 572821, 6.00%,
                 12/15/31...................         126,298
     158,469   PL# 574873, 6.00%,
                 12/15/31...................         164,696
     150,816   PL# 575906, 6.00%,
                 01/15/32...................         156,655
      82,691   PL# 576323, 6.00%,
                 12/15/31...................          85,941
       3,218   PL# 579377, 7.00%,
                 04/15/32...................           3,433
     815,744   PL# 581015, 7.00%,
                 02/15/32...................         870,355
     185,170   PL# 581070, 6.00%,
                 02/15/32...................         192,339
     100,303   PL# 581084, 7.00%,
                 02/15/32...................         107,018
      55,242   PL# 582457, 6.00%,
                 10/15/32...................          57,381

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    261,872   PL# 582956, 7.00%,
                 02/15/32...................  $      279,404
     207,990   PL# 585116, 6.00%,
                 01/15/33...................         216,022
     398,606   PL# 585210, 6.00%,
                 03/15/33...................         414,000
     632,606   PL# 587122, 7.00%,
                 06/15/32...................         674,957
     166,867   PL# 587390, 6.00%,
                 11/15/32...................         173,327
      59,063   PL# 587494, 7.00%,
                 06/15/32...................          63,017
       1,619   PL# 589696, 7.00%,
                 05/15/32...................           1,728
     166,546   PL# 590403, 6.00%,
                 08/15/32...................         172,994
     324,286   PL# 592030, 6.00%,
                 02/15/32...................         336,841
     136,144   PL# 592116, 6.00%,
                 10/15/32...................         141,415
     143,961   PL# 592130, 6.00%,
                 11/15/32...................         149,534
     384,636   PL# 592218, 6.00%,
                 12/15/32...................         399,528
   1,044,043   PL# 593248, 6.00%,
                 10/15/32...................       1,084,464
      14,938   PL# 593823, 6.00%,
                 10/15/32...................          15,516
      95,986   PL# 595411, 6.00%,
                 09/15/32...................          99,703
     278,947   PL# 596673, 6.00%,
                 10/15/32...................         289,747
     292,136   PL# 596818, 6.00%,
                 12/15/32...................         303,446
     449,556   PL# 598205, 6.00%,
                 05/15/33...................         466,917
     255,471   PL# 598459, 6.00%,
                 11/15/32...................         265,361
     133,150   PL# 599144, 6.00%,
                 02/15/33...................         138,292
      15,537   PL# 599742, 6.00%,
                 10/15/32...................          16,139
     122,316   PL# 603341, 6.00%,
                 12/15/32...................         127,051
     147,335   PL# 603498, 6.00%,
                 03/15/33...................         153,025
     512,832   PL# 603674, 6.00%,
                 05/15/33...................         532,637
     409,319   PL# 607812, 6.00%,
                 03/15/33...................         425,126
     264,517   PL# 611085, 6.00%,
                 05/15/33...................         274,733
     315,236   PL# 611537, 6.00%,
                 05/15/33...................         327,410
     204,756   PL# 611880, 6.00%,
                 05/15/33...................         212,663
     317,210   PL# 615382, 6.00%,
                 07/15/33...................         329,461
   5,312,635   PL# 618874, 5.50%,
                 08/15/33...................       5,417,590
     922,610   PL# 625651, 5.50%,
                 01/15/34...................         940,346
      37,975   PL# 780802, 6.50%,
                 05/15/28...................          40,207
      72,993   PL# 781113, 7.00%,
                 11/15/29...................          77,936
     340,993   PL# 781148, 6.00%,
                 07/15/29...................         355,001
     210,702   PL# 781276, 6.50%,
                 04/15/31...................         222,876
      67,773   PL# 781287, 7.00%,
                 05/15/31...................          72,363
     111,877   PL# 781324, 7.00%,
                 07/15/31...................         119,423
     583,912   PL# 781328, 7.00%,
                 09/15/31...................         623,453
     312,444   PL# 781330, 6.00%,
                 09/15/31...................         325,171
     186,096   PL# 781548, 7.00%,
                 11/15/32...................         198,633
     284,386   PL# 781566, 6.00%,
                 02/15/33...................         295,396
     105,724   PL# 781584, 7.00%,
                 05/15/32...................         112,860
   4,986,995   PL# 781689, 5.50%,
                 12/15/33...................       5,087,425
   5,977,502   PL# 781690, 6.00%,
                 12/15/33...................       6,208,668
  10,828,744   PL# 80916, 3.75%, 05/20/34...      10,755,816

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$ 19,400,000   TBA, 5.50%, 10/01/34.........  $   19,733,446
   3,500,000   TBA, 6.50%, 10/01/34.........       3,690,313
                                              --------------
                                                  74,903,078
                                              --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 1.6%
   4,150,000   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29(c).........       4,302,349
   3,780,000   Fannie Mae, Series 2002-81,
                 Class BR,
                 5.25%, 04/25/25............       3,870,234
   7,219,634   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34............       7,325,690
   3,325,000   Freddie Mac, Series 2550,
                 Class QP,
                 5.00%, 03/15/26............       3,367,740
   6,609,979   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15............       6,921,259
                                              --------------
                                                  25,787,272
                                              --------------
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.2%
   3,442,942   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12............       3,552,488
                                              --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18........         600,071
   1,200,000   Zero coupon, 10/15/18........         590,462
                                              --------------
                                                   1,190,533
                                              --------------
               SMALL BUSINESS ADMINISTRATION -- 0.2%
   2,940,700   Series 2004-P10A,
                 4.50%, 02/10/14............       2,928,734
                                              --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $628,984,760)........     633,796,477
                                              --------------
               CORPORATE BONDS AND NOTES -- 31.9%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   BE Aerospace,
                 8.50%, 10/01/10............         350,400
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29............       2,049,228
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36............         657,305
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06............       2,429,210
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11............          40,284

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AEROSPACE AND DEFENSE (CONTINUED)
$    940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31............  $    1,161,087
     790,000   RC Trust I,
                 7.00%, 05/15/06............         418,947
                                              --------------
                                                   7,106,461
                                              --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.2%
     765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27............         839,978
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08............         282,748
      70,000   Daimler Chrysler NA Holding,
                 6.50%, 11/15/13............          76,082
   1,200,000   Daimler Chrysler NA Holding,
                 Series MTND, Floating Rate,
                 2.34%, 09/10/07(b).........       1,202,287
                                              --------------
                                                   2,401,095
                                              --------------
               BANKS -- 6.1%
   2,000,000   American Express Centurion
                 Bank, Series BKNT,
                 4.38%, 07/30/09............       2,045,670
   1,404,000   Bank of America Corp.,
                 5.25%, 02/01/07............       1,472,132
   3,550,000   Bank of America Corp.,
                 3.88%, 01/15/08(g).........       3,605,103
   1,425,000   Bank of America Corp.,
                 3.25%, 08/15/08............       1,407,656
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09............       1,969,552
     535,000   Bank of America Corp.,
                 7.40%, 01/15/11............         624,312
   1,885,000   Bank of America Corp.,
                 5.38%, 06/15/14............       1,961,231
   1,750,000   Bank One Corp.,
                 6.00%, 08/01/08............       1,895,208
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08............       2,180,424
   2,805,000   Barclays Bank PLC -- 144A,
                 Variable Rate,
                 8.55%, perpetual(g)(i).....       3,440,246
     945,000   HSBC Bank USA,
                 4.63%, 04/01/14............         928,270
   3,850,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09............       3,839,185
   4,350,000   HSBC Bank USA, Series BKNT,
                 Floating Rate,
                 1.98%, 09/21/07(b).........       4,349,430
   2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07............       2,731,183
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07............         499,468
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08............       1,498,935

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  2,100,000   JP Morgan Chase & Company,
                 5.75%, 10/15/08............  $    2,247,634
     935,000   JP Morgan Chase & Company,
                 3.50%, 03/15/09............         923,391
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09............       1,249,276
     935,000   JP Morgan Chase & Company,
                 6.75%, 02/01/11............       1,053,298
   5,725,000   JP Morgan Chase & Company,
                 Floating Rate,
                 2.16%, 10/02/09(b).........       5,732,168
   2,705,000   National City Bank, Series
                 BKNT, Floating Rate,
                 2.09%, 06/29/09(b).........       2,705,741
     800,000   Rabobank Capital Funding
                 II -- 144A, Variable Rate,
                 5.26%, perpetual(i)........         808,522
   1,135,000   RBS Capital Trust I -- 144A,
                 Variable Rate,
                 4.71%, perpetual(i)........       1,099,739
   4,390,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07............       4,416,182
   1,535,000   SunTrust Banks, Inc.,
                 4.42%, 06/15/09............       1,567,542
   2,275,000   Swedish Export Credit,
                 2.88%, 01/26/07............       2,266,535
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(i)........       1,184,573
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07............         497,951
   3,040,000   US Bank NA,
                 2.40%, 03/12/07............       2,986,903
   8,275,000   US Bank NA, Series BKNT,
                 Floating Rate,
                 2.04%, 10/01/07(b).........       8,276,481
   1,140,000   Wachovia Corp.,
                 3.63%, 02/17/09............       1,132,231
   9,925,000   Wells Fargo & Company,
                 4.00%, 08/15/08............      10,059,443
     500,000   Wells Fargo & Company,
                 3.13%, 04/01/09............         487,293
  12,245,000   Wells Fargo & Company,
                 Floating Rate,
                 1.98%, 09/15/09(b).........      12,242,489
   2,150,000   Wells Fargo Bank NA, Series
                 BKNT, Variable Rate,
                 7.80%, 06/15/10(i).........       2,223,696
                                              --------------
                                                  97,609,093
                                              --------------
               BROADCAST SERVICES/MEDIA -- 1.7%
   1,395,000   Charter Communications
                 Holdings LLC,
                 10.75%, 10/01/09...........       1,150,875

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
$  3,200,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13............  $    3,881,260
     250,000   Comcast Cable Communications,
                 Inc.,
                 6.38%, 01/30/06............         260,396
   1,800,000   Comcast Cable Communications,
                 Inc.,
                 6.75%, 01/30/11............       1,999,159
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06............       2,177,790
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10............         518,859
     370,000   Cox Communications, Inc.,
                 4.63%, 06/01/13............         341,783
     330,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18............         342,375
     710,000   CSC Holdings, Inc. -- 144A,
                 6.75%, 04/15/12............         715,325
     675,000   EchoStar DBS Corp. -- 144A,
                 6.63%, 10/01/14............         674,156
   1,070,000   News America Holdings,
                 7.63%, 11/30/28............       1,254,266
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28............       1,444,176
     545,000   News America, Inc.,
                 7.28%, 06/30/28............         615,548
     725,000   TCI Communications, Inc.,
                 7.88%, 02/15/26............         853,337
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28............       1,830,701
     700,000   Time Warner, Inc.,
                 8.18%, 08/15/07............         783,863
     865,000   Time Warner, Inc.,
                 9.15%, 02/01/23............       1,117,566
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28............         652,866
   1,610,000   Time Warner, Inc.,
                 6.63%, 05/15/29............       1,665,427
     600,000   Time Warner, Inc.,
                 7.63%, 04/15/31............         692,720
   2,330,000   Time Warner, Inc.,
                 7.70%, 05/01/32............       2,717,754
     675,000   Walt Disney Company, Series
                 MTNB,
                 6.20%, 06/20/14............         735,284
                                              --------------
                                                  26,425,486
                                              --------------

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CHEMICALS -- 0.1%
$    555,000   Crown Euro Holdings SA,
                 9.50%, 03/01/11............  $      621,600
     425,000   Crown Euro Holdings SA,
                 10.88%, 03/01/13...........         496,188
     345,000   Nalco Company,
                 7.75%, 11/15/11............         367,425
                                              --------------
                                                   1,485,213
                                              --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     600,000   D.R. Horton, Inc.,
                 7.88%, 08/15/11............         696,750
                                              --------------
               CONTAINERS AND PACKAGING -- 0.0%
     135,000   Crown Cork & Seal Financing
                 PLC,
                 7.00%, 12/15/06............         139,725
                                              --------------
               FINANCIAL SERVICES -- 5.2%
   1,000,000   Bear Stearns Companies, Inc.,
                 2.88%, 07/02/08............         972,179
   2,000,000   Berkshire Hathaway,
                 Inc. -- 144A,
                 3.40%, 07/02/07............       2,008,786
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08............       9,079,674
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09............         898,311
   5,424,000   Citigroup, Inc. -- 144A,
                 5.00%, 09/15/14............       5,441,297
  11,200,000   Citigroup, Inc., Floating
                 Rate,
                 2.00%, 06/09/09(b).........      11,220,137
     160,000   E*TRADE Financial
                 Corp. -- 144A,
                 8.00%, 06/15/11............         167,200
  11,800,000   General Electric Capital
                 Corp., Series MTNA,
                 3.45%, 07/16/07............      11,869,147
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07............       2,183,518
     640,000   General Electric Capital
                 Corp., Series MTNA,
                 5.88%, 02/15/12............         695,782
   2,030,000   General Electric Capital
                 Corp., Series MTNA,
                 6.00%, 06/15/12............       2,233,727
   5,000,000   General Electric Capital
                 Corp., Series MTNA,
                 Floating Rate,
                 1.76%, 07/28/08(b).........       4,997,710
   5,540,000   General Motors Acceptance
                 Corp.,
                 5.63%, 05/15/09............       5,653,254
   3,675,000   General Motors Acceptance
                 Corp.,
                 6.88%, 09/15/11............       3,860,474
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06............         482,511

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  2,925,000   Household Finance Corp.,
                 6.50%, 11/15/08............  $    3,221,466
   1,500,000   Household Finance Corp.,
                 4.13%, 12/15/08............       1,518,554
   1,200,000   Household Finance Corp.,
                 6.75%, 05/15/11............       1,352,494
   2,915,000   Household Finance Corp.,
                 6.38%, 10/15/11............       3,217,516
   1,590,000   Household Finance Corp.,
                 7.00%, 05/15/12............       1,822,393
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08............       1,748,270
   4,000,000   Nationwide Building
                 Society -- 144A,
                 3.50%, 07/31/07............       4,007,968
     605,000   REFCO Finance
                 Holdings -- 144A,
                 9.00%, 08/01/12............         648,863
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08............         548,551
   2,345,000   SLM Corp., Series MTNA,
                 5.00%, 10/01/13............       2,360,991
     550,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08............         557,842
                                              --------------
                                                  82,768,615
                                              --------------
               FOOD AND BEVERAGE -- 0.5%
   1,915,000   Diageo Capital PLC,
                 3.38%, 03/20/08............       1,909,674
   1,100,000   General Mills, Inc.,
                 5.13%, 02/15/07............       1,146,266
   1,510,000   General Mills, Inc.,
                 6.00%, 02/15/12............       1,628,887
   1,270,000   Kellogg Company, Series B,
                 6.60%, 04/01/11............       1,431,953
   1,935,000   Kraft Foods, Inc.,
                 5.63%, 11/01/11............       2,046,835
                                              --------------
                                                   8,163,615
                                              --------------
               INSURANCE -- 0.9%
     540,000   American General Capital II,
                 8.50%, 07/01/30............         724,072
   1,150,000   ASIF Global Financial
                 XVIII -- 144A,
                 3.85%, 11/26/07............       1,163,794
   6,430,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08............       6,487,832
   2,060,000   Met Life Global Funding
                 I -- 144A,
                 4.25%, 07/30/09............       2,083,787

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  2,050,000   Monumental Global Funding
                 II -- 144A,
                 4.38%, 07/30/09............  $    2,080,602
   1,980,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08............       1,986,453
                                              --------------
                                                  14,526,540
                                              --------------
               MANUFACTURING -- 0.2%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11............         473,506
     110,000   Dresser, Inc.,
                 9.38%, 04/15/11............         121,550
   2,390,000   Tyco International Group SA,
                 6.13%, 11/01/08............       2,594,453
                                              --------------
                                                   3,189,509
                                              --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.1%
   1,250,000   Boston Scientific Corp.,
                 5.45%, 06/15/14............       1,311,823
                                              --------------
               METALS AND MINING -- 0.1%
     710,000   International Steel
                 Group -- 144A,
                 6.50%, 04/15/14............         713,550
     220,000   TriMas Corp.,
                 9.88%, 06/15/12............         229,350
                                              --------------
                                                     942,900
                                              --------------
               OIL AND GAS: PIPELINES -- 0.2%
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14............       1,427,688
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22............         403,325
     670,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12............         818,238
     570,000   Williams Companies, Inc.,
                 7.63%, 07/15/19............         627,000
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31............         229,500
                                              --------------
                                                   3,505,751
                                              --------------
               OIL, COAL AND GAS -- 1.3%
     840,000   Amerada Hess Corp.,
                 7.30%, 08/15/31............         918,486
   2,480,000   Amerada Hess Corp.,
                 7.13%, 03/15/33............       2,671,191
   1,970,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31............       2,416,252
   2,500,000   Conoco Funding Company,
                 6.35%, 10/15/11............       2,792,072
   1,625,000   Devon Energy Corp.,
                 7.95%, 04/15/32............       2,022,239

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
$    435,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31............  $      535,552
     610,000   El Paso Production Holding,
                 7.75%, 06/01/13............         614,575
   2,160,000   EnCana Corp.,
                 4.75%, 10/15/13............       2,140,592
     700,000   EnCana Corp.,
                 6.50%, 08/15/34............         750,735
   1,225,000   Enterprise Products Operating
                 LP -- 144A,
                 4.00%, 10/15/07............       1,232,633
     950,000   Gazprom OAO,
                 9.63%, 03/01/13............       1,059,980
   1,710,000   Gazprom OAO -- 144A,
                 9.63%, 03/01/13............       1,906,650
     600,000   Hanover Equipment Trust,
                 Series B,
                 8.75%, 09/01/11............         658,500
     505,000   Occidental Petroleum,
                 8.45%, 02/15/29............         677,140
     700,000   Suncor Energy, Inc.,
                 5.95%, 12/01/34............         722,331
                                              --------------
                                                  21,118,928
                                              --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
   1,185,000   Georgia-Pacific Corp.,
                 8.00%, 01/15/24............       1,353,863
                                              --------------
               PHARMACEUTICALS -- 0.2%
   1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97............       1,244,166
   1,685,000   Wyeth,
                 6.50%, 02/01/34............       1,730,765
                                              --------------
                                                   2,974,931
                                              --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 0.4%
   5,573,145   Daimler Chrysler Auto Trust,
                 Series 2001-C, Class A4,
                 4.63%, 12/06/06............       5,631,713
                                              --------------
               PRIVATE ASSET BACKED: BANKS -- 0.4%
   5,306,035   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19............       5,457,463
     644,722   Washington Mutual MSC, Series
                 2002-MS12, Class A,
                 6.50%, 05/25/32............         657,461
                                              --------------
                                                   6,114,924
                                              --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 2.6%
  14,950,000   Citibank Credit Card Issuance
                 Trust, Series 2004-A1,
                 Class A1,
                 2.55%, 01/20/09............      14,796,374

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: CREDIT CARDS
                 (CONTINUED)
$ 14,850,000   Citibank Credit Card Issuance
                 Trust, Series 2004-A4,
                 Class A4,
                 3.20%, 08/24/09............  $   14,822,156
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10............      11,222,926
                                              --------------
                                                  40,841,456
                                              --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 1.6%
   8,857,425   Countrywide Alternative Loan
                 Trust, Series 2004-2CB,
                 Class 4A1,
                 5.00%, 03/25/19............       8,888,270
   7,480,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36............       7,693,229
   5,775,000   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30............       6,249,454
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class A2,
                 6.53%, 03/15/31............       3,263,059
                                              --------------
                                                  26,094,012
                                              --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 5.4%
   1,799,276   Bear Stearns Commercial
                 Mortgage Securities, Series
                 2001, Class A1,
                 6.08%, 02/15/35............       1,909,960
   7,670,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32............       8,852,190
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33............       5,575,371
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33............       6,883,053
   7,806,634   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C3, Class A2,
                 7.18%, 08/15/36............       8,819,102
  13,144,466   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.52%, 10/25/33............      12,951,848
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class A3,
                 6.43%, 04/15/35............       7,419,715

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class A3,
                 6.26%, 03/15/33............  $   10,485,648
   7,425,000   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35............       8,071,657
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 01/15/10............       8,110,625
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27............       7,506,658
                                              --------------
                                                  86,585,827
                                              --------------
               PRIVATE ASSET BACKED: OTHER -- 0.4%
   6,735,397   Structured Asset Securities
                 Corp., Series 2003-AL2,
                 Class A,
                 3.36%, 01/25/31............       6,338,951
                                              --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.6%
   8,000,000   Peco Energy Transition Trust,
                 Series 2000-A, Class A4,
                 7.65%, 03/01/10............       9,325,504
                                              --------------
               REAL ESTATE -- 0.2%
     510,000   EOP Operating LP,
                 4.75%, 03/15/14............         493,148
   2,315,000   EOP Operating LP,
                 7.50%, 04/19/29............       2,601,555
                                              --------------
                                                   3,094,703
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     910,000   AvalonBay Communities, Series
                 MTN,
                 6.63%, 09/15/11............       1,003,217
   2,300,000   Developers Diversified Realty
                 Corp.,
                 3.88%, 01/30/09............       2,260,981
   2,960,000   Rouse Company,
                 5.38%, 11/26/13............       2,828,025
                                              --------------
                                                   6,092,223
                                              --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     175,000   Fisher Scientific
                 International,
                 Inc. -- 144A,
                 6.75%, 08/15/14............         184,625
                                              --------------
               SEMICONDUCTORS -- 0.0%
     125,000   Freescale Semiconductor,
                 Inc. -- 144A,
                 6.88%, 07/15/11............         130,625

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
$    115,000   Freescale Semiconductor,
                 Inc. -- 144A,
                 7.13%, 07/15/14............  $      120,175
     245,000   Freescale Semiconductor,
                 Inc. -- 144A, Floating
                 Rate,
                 4.38%, 07/15/09(b).........         252,350
                                              --------------
                                                     503,150
                                              --------------
               SPECIAL PURPOSE ENTITY -- 0.2%
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual...........       1,037,291
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09............       1,607,235
     655,000   Rainbow National Services
                 LLC -- 144A,
                 8.75%, 09/01/12............         682,838
                                              --------------
                                                   3,327,364
                                              --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.3%
   2,625,000   BellSouth Corp.,
                 4.20%, 09/15/09............       2,643,015
     775,000   BellSouth Corp.,
                 6.55%, 06/15/34............         818,509
      80,000   British Telecom PLC, Variable
                 Rate,
                 8.88%, 12/15/30(h).........         105,410
     550,000   Cincinnati Bell, Inc.,
                 8.38%, 01/15/14(a).........         504,625
     875,000   Deutsche Telekom
                 International Corp.,
                 Variable Rate,
                 8.25%, 06/15/05(h).........         908,981
     400,000   Deutsche Telekom
                 International Finance,
                 Variable Rate,
                 8.75%, 06/15/30(h).........         518,564
     358,000   MCI, Inc.,
                 5.91%, 05/01/07............         355,763
     358,000   MCI, Inc.,
                 6.69%, 05/01/09............         345,918
     307,000   MCI, Inc.,
                 7.74%, 05/01/14............         291,650
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29............       2,842,105
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29............       1,170,063
     535,000   Qwest Communications
                 International -- 144A,
                 7.50%, 02/15/14............         493,538
   1,110,000   Qwest Corp. -- 144A,
                 7.88%, 09/01/11............       1,157,175
     400,000   Qwest Corp. -- 144A,
                 8.88%, 03/15/12............         442,000
     255,000   SBC Communications, Inc.,
                 6.45%, 06/15/34............         261,957

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$  1,380,000   Telecom Italia
                 Capital -- 144A,
                 4.95%, 09/30/14............  $    1,365,647
   1,900,000   Telecom Italia
                 Capital -- 144A,
                 6.00%, 09/30/34............       1,862,190
     850,000   Telefonica Europe BV,
                 7.75%, 09/15/10............       1,002,845
     775,000   Verizon New Jersey, Inc.,
                 Series A,
                 5.88%, 01/17/12............         825,929
   2,885,000   Vodafone Group PLC,
                 5.00%, 12/16/13............       2,928,580
                                              --------------
                                                  20,844,464
                                              --------------
               TRANSPORTATION -- 0.2%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36............       1,624,126
     765,000   Canadian National Railway
                 Company,
                 6.90%, 07/15/28............         867,788
     540,000   OMI Corp.,
                 7.63%, 12/01/13............         556,875
     810,000   Overseas Shipholding Group,
                 7.50%, 02/15/24............         790,763
                                              --------------
                                                   3,839,552
                                              --------------
               UTILITIES -- 0.1%
     325,000   National Waterworks, Inc.,
                 Series B,
                 10.50%, 12/01/12...........         370,500
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10...........         589,850
                                              --------------
                                                     960,350
                                              --------------
               UTILITIES: ELECTRIC -- 0.8%
     835,000   AES Corp. -- 144A,
                 8.75%, 05/15/13(a).........         945,638
     840,000   CenterPoint Energy, Series B,
                 6.85%, 06/01/15............         909,707
     840,000   First Energy Corp., Series C,
                 7.38%, 11/15/31............         946,341
     224,876   Homer City Funding LLC,
                 8.73%, 10/01/26............         252,986
   1,575,000   Midwest Generation LLC,
                 8.75%, 05/01/34............       1,724,625
     685,000   NRG Energy, Inc. -- 144A,
                 8.00%, 12/15/13............         737,231
   2,725,000   Ohio Edison,
                 5.45%, 05/01/15............       2,765,578
   1,482,000   Ontario Electricity Finance,
                 6.10%, 01/30/08............       1,609,236
   2,445,000   Progress Energy, Inc.,
                 7.75%, 03/01/31............       2,899,550

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
$    355,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10............  $      382,956
     300,000   SP PowerAssets, Ltd. -- 144A,
                 5.00%, 10/22/13............         304,596
                                              --------------
                                                  13,478,444
                                              --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $506,224,133)........     508,977,560
                                              --------------
               MUNICIPAL BONDS -- 0.1%
               CALIFORNIA
   1,575,000   California State Department
                 of Water Powersupply
                 Revenue Bond, Series E,
                 3.98%, 05/01/05 (Cost
                 $1,574,940)................       1,586,482
                                              --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 9.6%
   9,700,000   AID-Israel,
                 5.50%, 09/18/23............      10,052,566
   2,475,000   Bonos Y Obligation Del
                 Estado,
                 3.60%, 01/31/09(e).........       3,124,961
  10,010,000   Bundesobligation, Series 143,
                 3.50%, 10/10/08(e).........      12,603,530
  37,975,000   Bundesobligation, Series 144,
                 3.25%, 04/17/09(e).........      47,193,774
  19,005,000   Canadian Government,
                 5.00%, 06/01/14............      15,444,190
  13,000,000   French Treasury Note,
                 3.50%, 01/12/09(e).........      16,350,780
  74,910,000   Government of Sweden,
                 5.00%, 01/28/09(f).........      10,831,350
 125,770,000   Mexican Fixed Rate Bonds,
                 Series M7,
                 8.00%, 12/24/08............      10,529,464
  16,795,000   New Zealand Government,
                 Series 415,
                 6.00%, 04/15/15(d).........      11,248,321
   1,480,000   Quebec Province,
                 5.00%, 07/17/09............       1,557,259
   3,372,457   Republic of Colombia,
                 9.75%, 04/09/11............       3,827,739
   2,295,000   United Mexican States,
                 8.38%, 01/14/11............       2,696,625
   4,045,000   United Mexican States,
                 8.13%, 12/30/19............       4,651,750
   2,385,000   United Mexican States,
                 8.00%, 09/24/22............       2,695,050
                                              --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS (Cost
                 $147,686,333)..............     152,807,359
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               PREFERRED CORPORATE BONDS & NOTES -- 0.1%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
$  2,000,000   TCI Communications Financing
                 III,
                 9.65%, 03/31/27 (Cost
                 $2,151,820)................  $    2,352,118
                                              --------------
               SHORT TERM US TREASURY SECURITY -- 10.9%
 175,200,000   US TREASURY BILL,
                 1.54%, 10/28/04 (Cost
                 $174,997,316)..............     174,997,316
                                              --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITY -- 0.9%
  15,000,000   FREDDIE MAC,
                 Series RB,
                 1.60%, 10/05/04 (Cost
                 $14,997,333)...............      14,997,333
                                              --------------
               SHORT TERM COMMERCIAL PAPER -- 0.6%
   3,750,000   CRC Funding LLC,
                 1.66%, 11/17/04............       3,741,873
   6,379,000   Scaldis & Scaldis Capital
                 LLC,
                 1.66%, 11/18/04............       6,364,881
                                              --------------
               TOTAL SHORT TERM COMMERCIAL
                 PAPER
                 (Cost $10,106,754).........      10,106,754
                                              --------------
               SECURITIES LENDING COLLATERAL -- 6.3%
 100,862,231   Securities Lending Collateral
                 Investment (Note 2)
                 (Cost $100,862,231)........     100,862,231
                                              --------------
               TOTAL SECURITIES (Cost
                 $1,924,342,406)............   1,937,613,321
                                              --------------
               REPURCHASE AGREEMENTS -- 0.9%
  14,314,050   With Investors Bank and
                 Trust, dated 09/30/04,
                 0.96%, due 10/01/04,
                 repurchase proceeds at
                 maturity $14,314,432
                 (Collateralized by US
                 Treasury Bonds, 8.00%, due
                 11/15/21, with a value of
                 $14,692,421)
                 (Cost $14,314,050).........      14,314,050
                                              --------------
               SECURITIES SOLD SHORT -- (2.7)%
   6,700,000   Fannie Mae Gold, TBA,
                 6.00%, 10/14/04............      (6,919,840)
  16,900,000   Fannie Mae, TBA,
                 5.50%, 10/14/04............     (17,127,102)
   3,600,000   Fannie Mae, TBA,
                 6.00%, 10/14/04............      (3,723,751)
  15,000,000   Fannie Mae, TBA,
                 4.50%, 10/19/04............     (14,948,430)
                                              --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $42,852,843).....     (42,719,123)
                                              --------------

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 CONTRACTS                                        VALUE
 ---------                                    --------------
               CALL OPTIONS WRITTEN -- (0.0)%
         108   US Treasury Bond December
                 Future, Expiring November
                 2004 @ 114,
                 6.00%, 11/26/04 (Premium
                 $74,393)...................  $      (94,500)
                                              --------------
               PUT OPTIONS WRITTEN -- (0.0)%
         108   US Treasury Bond (20 Year)
                 December Future, Expiring
                 November 2004 @ 107,
                 6.00%, 11/26/04 (Premium
                 $68,349)...................         (21,938)
                                              --------------
               Total Investments -- 119.5%
                 (Cost $1,895,660,871)......   1,909,091,810
               Liabilities less other
                 assets -- (19.5)%..........    (310,923,822)
                                              --------------
               NET ASSETS -- 100.0%.........  $1,598,167,988
                                              ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $1,895,660,871.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $20,657,494
    Gross unrealized depreciation...........   (7,226,555)
                                              -----------
    Net unrealized appreciation.............  $13,430,939
                                              ===========

---------------

(a)  All or part of this security is on loan.

(b) Quarterly reset provision. The rate shown was in effect at September 30, 2004.

(c)  Security is segregated as collateral for written options and short sales.

(d) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(e)  Principal amount shown for this debt security is denominated in Euros.

(f)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(g)  Security is segregated as initial margin for futures contracts.

(h) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at September 30, 2004.

(i)  Variable Rate Security. The rate shown was in effect at September 30, 2004.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 64.4%
              ADVERTISING -- 0.1%
     12,900   Interpublic Group of Companies,
                Inc.*........................  $    136,611
      4,550   Omnicom Group, Inc. ...........       332,423
                                               ------------
                                                    469,034
                                               ------------
              AEROSPACE AND DEFENSE -- 1.5%
     11,350   General Dynamics Corp. ........     1,158,835
      2,800   Goodrich Corp. ................        87,808
     11,000   Lockheed Martin Corp. .........       613,580
      9,100   Northrop Grumman Corp. ........       485,303
     17,300   Raytheon Company...............       657,054
     44,800   The Boeing Company.............     2,312,576
     11,800   United Technologies Corp. .....     1,101,884
                                               ------------
                                                  6,417,040
                                               ------------
              AGRICULTURE -- 0.0%
      2,650   Monsanto Company...............        96,513
                                               ------------
              APPAREL: MANUFACTURING -- 0.5%
      7,550   Coach, Inc.*...................       320,271
      2,750   Jones Apparel Group, Inc. .....        98,450
      2,750   Liz Claiborne, Inc. ...........       103,730
     15,250   Nike, Inc. -- Class B..........     1,201,700
      2,200   Reebok International, Ltd. ....        80,784
      6,350   V F Corp. .....................       314,008
                                               ------------
                                                  2,118,943
                                               ------------
              APPAREL: RETAIL -- 0.3%
     19,100   Limited Brands.................       425,739
     51,300   The Gap, Inc.(a)...............       959,310
                                               ------------
                                                  1,385,049
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.6%
    101,100   Ford Motor Company(a)..........     1,420,455
      5,350   General Motors Corp.(a)........       227,268
      7,150   Harley-Davidson, Inc.(a).......       424,996
      7,200   PACCAR, Inc. ..................       497,664
                                               ------------
                                                  2,570,383
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.2%
      6,250   Dana Corp. ....................       110,563
     13,300   Delphi Corp. ..................       123,557
      4,100   Genuine Parts Company..........       157,358
      4,300   Johnson Controls, Inc. ........       244,283
                                               ------------
                                                    635,761
                                               ------------
              BANKS -- 5.3%
      8,000   AmSouth Bancorp................       195,200
     96,762   Bank of America Corp. .........     4,192,696
     19,950   Bank of New York Company,
                Inc. ........................       581,942

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     13,200   BB&T Corp. ....................  $    523,908
      9,750   Comerica, Inc. ................       578,663
      1,300   First Horizon National
                Corp. .......................        56,368
      3,550   Golden West Financial Corp. ...       393,873
      5,650   Huntington Bancshares,
                Inc.(a)......................       140,742
     83,838   JP Morgan Chase & Company......     3,330,883
     17,000   KeyCorp........................       537,200
      2,850   M&T Bank Corp. ................       272,745
      5,700   Marshall & Ilsley Corp.(a).....       229,710
     10,900   Mellon Financial Corp. ........       301,821
     27,250   National City Corp. ...........     1,052,395
      1,600   North Fork Bancorp, Inc.(a)....        71,120
      5,550   Northern Trust Corp. ..........       226,440
      7,400   PNC Financial Services Group...       400,340
      8,984   Regions Financial Corp. .......       297,011
      8,150   SouthTrust Corp. ..............       339,529
      7,750   Sovereign Bancorp, Inc. .......       169,105
      8,450   State Street Corp. ............       360,900
      7,400   SunTrust Banks, Inc.(a)........       521,034
      5,500   Synovus Financial Corp. .......       143,825
     68,882   US Bancorp.....................     1,990,690
     45,700   Wachovia Corp.(a)..............     2,145,615
      8,050   Washington Mutual, Inc. .......       314,594
     39,100   Wells Fargo & Company..........     2,331,532
      2,850   Zions Bancorp..................       173,964
                                               ------------
                                                 21,873,845
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.7%
      5,800   Clear Channel Communications,
                Inc. ........................       180,786
     48,600   Comcast Corp. -- Class A*......     1,372,463
      6,950   Gannett Company, Inc. .........       582,132
      7,750   McGraw-Hill Companies, Inc. ...       617,598
      1,050   Meredith Corp. ................        53,949
    110,400   Time Warner, Inc.*.............     1,781,855
      3,050   Tribune Company................       125,508
     40,000   Viacom, Inc. -- Class B........     1,342,400
     49,000   Walt Disney Company............     1,104,950
                                               ------------
                                                  7,161,641
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
      4,100   Cintas Corp. ..................       172,364
      3,450   Ecolab, Inc.(a)................       108,468
     20,530   First Data Corp. ..............       893,055
      5,100   Fiserv, Inc.*..................       177,786
      3,600   Moody's Corp. .................       263,700

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      9,000   Paychex, Inc. .................  $    271,350
      5,050   Robert Half International,
                Inc. ........................       130,139
                                               ------------
                                                  2,016,862
                                               ------------
              CHEMICALS -- 0.8%
      2,250   Air Products and Chemicals,
                Inc. ........................       122,355
     24,000   E I du Pont de Nemours and
                Company......................     1,027,200
      2,750   Engelhard Corp. ...............        77,963
      2,500   International Flavors &
                Fragrances, Inc. ............        95,500
      7,300   PPG Industries, Inc. ..........       447,344
      6,500   Rohm and Haas Company..........       279,305
      2,300   Sigma-Aldrich Corp. ...........       133,400
     22,000   The Dow Chemical Company.......       993,960
                                               ------------
                                                  3,177,027
                                               ------------
              COMMERCIAL SERVICES -- 0.2%
     40,300   Cendant Corp. .................       870,480
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
      5,900   Adobe Systems, Inc. ...........       291,873
      3,150   Affiliated Computer Services,
                Inc. -- Class A*.............       175,361
      7,450   Autodesk, Inc. ................       362,294
     14,000   Automatic Data Processing,
                Inc. ........................       578,480
     12,200   BMC Software, Inc.*............       192,882
      3,600   Citrix Systems, Inc.*..........        63,072
     13,700   Computer Associates
                International, Inc. .........       360,310
      4,700   Computer Sciences Corp.*.......       221,370
     22,800   Compuware Corp.*...............       117,420
      7,500   Electronic Arts, Inc.*(a)......       344,925
      4,600   Intuit, Inc.*..................       208,840
      1,900   Mercury Interactive
                Corp.*(a)....................        66,272
    251,100   Microsoft Corp. ...............     6,942,914
      2,200   NCR Corp.*(a)..................       109,098
    187,600   Oracle Corp.*..................     2,116,127
      3,400   PeopleSoft, Inc.*..............        67,490
     12,000   Siebel Systems, Inc.*..........        90,480
      7,400   SunGard Data Systems, Inc.*....       175,898
      9,950   Unisys Corp.*..................       102,684
     10,600   VERITAS Software Corp.*........       188,680
                                               ------------
                                                 12,776,470
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
     15,050   Apple Computer, Inc.*..........       583,188
      2,500   Avery Dennison Corp.(a)........       164,450

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
     81,350   Dell, Inc.*....................  $  2,896,059
     57,800   EMC Corp.*.....................       667,012
     19,350   Gateway, Inc.*.................        95,783
     70,187   Hewlett-Packard Company........     1,316,006
     50,100   International Business Machines
                Corp. .......................     4,295,573
      3,050   Lexmark International Group,
                Inc.*........................       256,231
      8,300   Network Appliance, Inc.*(a)....       190,900
      5,750   Pitney Bowes, Inc. ............       253,575
     76,850   Sun Microsystems, Inc.*........       310,474
     20,500   Xerox Corp.*(a)................       288,640
                                               ------------
                                                 11,317,891
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
      8,650   American Standard Companies,
                Inc.*........................       336,572
      1,150   Centex Corp.(a)................        58,029
      1,400   KB Home........................       118,286
     25,750   Masco Corp. ...................       889,147
      2,200   Vulcan Materials Company.......       112,090
                                               ------------
                                                  1,514,124
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.7%
      2,400   Alberto-Culver Company -- Class
                B............................       104,352
     47,950   Altria Group, Inc. ............     2,255,568
     11,400   Avon Products, Inc. ...........       497,952
      5,350   Clorox Company.................       285,155
     12,750   Colgate-Palmolive Company......       576,045
      6,650   Eastman Kodak Company(a).......       214,263
     16,400   FedEx Corp.(a).................     1,405,316
      3,350   Fortune Brands, Inc. ..........       248,202
    246,300   General Electric Company.......     8,270,753
     53,850   Gillette Company...............     2,247,699
     20,200   Kimberly-Clark Corp. ..........     1,304,718
      1,900   Leggett & Platt, Inc. .........        53,390
      6,800   Newell Rubbermaid, Inc.(a).....       136,272
     93,300   Procter & Gamble Company.......     5,049,396
      3,650   Reynolds American, Inc. .......       248,346
      4,250   The Black & Decker Corp.(a)....       329,120
      3,450   The Sherwin-Williams Company...       151,662
      4,100   UST, Inc. .....................       165,066
      1,900   Whirlpool Corp. ...............       114,171
                                               ------------
                                                 23,657,446
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONTAINERS AND PACKAGING -- 0.1%
      2,600   Ball Corp. ....................  $     97,318
        900   Bemis Company, Inc. ...........        23,922
      3,650   Pactiv Corp.*..................        84,863
      2,350   Sealed Air Corp.*..............       108,922
                                               ------------
                                                    315,025
                                               ------------
              DISTRIBUTION -- 0.1%
      3,700   WW Grainger, Inc. .............       213,305
                                               ------------
              EDUCATION -- 0.1%
      4,550   Apollo Group, Inc. -- Class
                A*...........................       333,834
                                               ------------
              ELECTRONICS -- 0.3%
      8,450   Advanced Micro Devices*(a).....       109,850
     10,600   Emerson Electric Company.......       656,034
      4,750   Jabil Circuit, Inc.*...........       109,250
      4,950   Rockwell Collins, Inc. ........       183,843
     19,900   Sanmina-SCI Corp.*.............       140,295
     20,550   Solectron Corp.*...............       101,723
      2,900   Tektronix, Inc. ...............        96,425
                                               ------------
                                                  1,397,420
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     13,750   Waste Management, Inc. ........       375,925
                                               ------------
              FINANCIAL SERVICES -- 4.6%
     29,450   American Express Company.......     1,515,497
      5,350   Capital One Financial Corp. ...       395,365
    122,449   Citigroup, Inc. ...............     5,402,449
     30,600   Countrywide Financial Corp. ...     1,205,334
      1,950   Deluxe Corp. ..................        79,989
      9,200   E*TRADE Financial Corp.*.......       105,064
      5,400   Equifax, Inc. .................       142,344
     23,600   Fannie Mae.....................     1,496,240
      2,300   Franklin Resources, Inc. ......       128,248
     16,500   Freddie Mac....................     1,076,460
     11,500   Goldman Sachs Group, Inc. .....     1,072,260
     10,400   H&R Block, Inc.(a).............       513,968
      6,400   Lehman Brothers Holdings,
                Inc. ........................       510,208
     33,050   MBNA Corp. ....................       832,860
     22,900   Merrill Lynch & Company,
                Inc. ........................     1,138,588
     25,950   Morgan Stanley.................     1,279,335
     11,400   Providian Financial
                Corp.*(a)....................       177,156
     29,750   Prudential Financial, Inc. ....     1,399,440
      9,900   SLM Corp. .....................       441,540
      1,250   T. Rowe Price Group, Inc. .....        63,675
      2,500   The Bear Stearns Companies,
                Inc.(a)......................       240,425
                                               ------------
                                                 19,216,445
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.1%
     19,000   Anheuser-Busch Companies,
                Inc. ........................  $    949,049
      5,950   Archer-Daniels-Midland
                Company......................       101,031
      1,200   Brown-Forman Corp. -- Class
                B............................        54,960
     57,550   Coca-Cola Company..............     2,304,877
     11,000   Coca-Cola Enterprises, Inc. ...       207,900
     13,850   ConAgra Foods, Inc. ...........       356,084
      9,200   General Mills, Inc. ...........       413,080
      9,050   HJ Heinz Company...............       325,981
      6,300   Hershey Foods Corp. ...........       294,273
     10,050   Kellogg Company................       428,733
      3,700   McCormick & Company, Inc. .....       127,058
     39,550   PepsiCo, Inc. .................     1,924,107
     18,850   Sara Lee Corp. ................       430,911
      5,950   Sysco Corp. ...................       178,024
      6,150   The Pepsi Bottling Group,
                Inc. ........................       166,973
      9,200   Wm Wrigley Jr Company..........       582,452
                                               ------------
                                                  8,845,493
                                               ------------
              INSURANCE -- 3.8%
     15,850   Ace, Ltd. .....................       634,951
      8,850   Aetna, Inc. ...................       884,381
     13,350   AFLAC, Inc. ...................       523,454
     39,400   Allstate Corp. ................     1,890,805
      2,700   Ambac Financial Group, Inc. ...       215,865
     60,703   American International Group,
                Inc. ........................     4,127,196
      8,000   Aon Corp. .....................       229,920
      7,850   Chubb Corp. ...................       551,698
      8,150   CIGNA Corp. ...................       567,485
      4,305   Cincinnati Financial Corp. ....       177,452
      6,800   Hartford Financial Services
                Group, Inc. .................       421,124
      8,650   Humana, Inc.*..................       172,827
      1,400   Jefferson-Pilot Corp.(a).......        69,524
      7,500   Lincoln National Corp. ........       352,500
      4,350   Loews Corp. ...................       254,475
     12,550   Marsh & McLennan Companies,
                Inc. ........................       574,288
      4,300   MBIA, Inc. ....................       250,303
     30,600   MetLife, Inc. .................     1,182,689
      2,750   MGIC Investment Corp. .........       183,013
      3,150   Principal Financial Group,
                Inc. ........................       113,306
     11,850   Progressive Corp. .............     1,004,287
      7,350   SAFECO Corp. ..................       335,528
     15,633   The St. Paul Travelers
                Companies, Inc. .............       516,827
      3,600   Torchmark Corp. ...............       191,448

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      3,100   UnumProvident Corp. ...........  $     48,639
      5,800   XL Capital, Ltd. -- Class
                A(a).........................       429,142
                                               ------------
                                                 15,903,127
                                               ------------
              INTERNET SERVICES -- 1.5%
    156,300   Cisco Systems, Inc.*...........     2,829,030
     15,600   eBay, Inc.*....................     1,434,264
      8,300   Novell, Inc.*..................        52,373
     17,300   Symantec Corp.*................       949,424
     32,200   YAHOO!, Inc.*..................     1,091,902
                                               ------------
                                                  6,356,993
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      2,450   Brunswick Corp. ...............       112,112
     15,450   Carnival Corp. ................       730,631
      2,450   Harrah's Entertainment,
                Inc.(a)......................       129,801
      4,150   Hilton Hotels Corp. ...........        78,186
      9,200   International Game
                Technology...................       330,740
      5,750   Marriott International,
                Inc. -- Class A..............       298,770
      5,100   Starwood Hotels & Resorts
                Worldwide, Inc. .............       236,742
                                               ------------
                                                  1,916,982
                                               ------------
              MACHINERY -- 0.3%
      3,250   Caterpillar, Inc. .............       261,463
      5,950   Deere & Company................       384,072
      4,650   Dover Corp. ...................       180,746
      4,100   Ingersoll-Rand Company,
                Ltd. -- Class A..............       278,677
      4,400   Rockwell Automation, Inc. .....       170,280
                                               ------------
                                                  1,275,238
                                               ------------
              MANUFACTURING -- 1.4%
     18,150   3M Company.....................     1,451,455
      2,800   Cooper Industries,
                Ltd. -- Class A..............       165,200
      7,700   Danaher Corp.(a)...............       394,856
      3,900   Eaton Corp. ...................       247,299
     20,050   Honeywell International,
                Inc. ........................       718,993
      7,700   Illinois Tool Works, Inc. .....       717,409
      2,350   ITT Industries, Inc. ..........       187,977
      2,950   Parker-Hannifin Corp. .........       173,637
      4,150   Textron, Inc. .................       266,721
     47,250   Tyco International, Ltd.(a)....     1,448,685
                                               ------------
                                                  5,772,232
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.2%
      5,600   Anthem, Inc.*(a)...............       488,600
        700   Express Scripts, Inc.*.........        45,738
      5,150   IMS Health, Inc. ..............       123,188

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
      3,650   Manor Care, Inc. ..............  $    109,354
      6,850   McKesson Corp. ................       175,703
      6,758   Medco Health Solutions,
                Inc.*........................       208,822
        950   Quest Diagnostics, Inc.(a).....        83,809
     35,250   UnitedHealth Group, Inc. ......     2,599,335
      8,900   WellPoint Health Networks,
                Inc.*........................       935,301
                                               ------------
                                                  4,769,850
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
      2,950   Allergan, Inc. ................       214,023
      1,600   Bausch & Lomb, Inc. ...........       106,320
      5,750   Baxter International, Inc. ....       184,920
     14,900   Becton, Dickinson and
                Company(a)...................       770,330
      5,900   Biomet, Inc. ..................       276,592
     20,150   Boston Scientific Corp.*.......       800,560
      2,600   C R Bard, Inc. ................       147,238
      3,050   Guidant Corp. .................       201,422
     87,850   Johnson & Johnson..............     4,948,590
     29,650   Medtronic, Inc. ...............     1,538,834
      4,250   St. Jude Medical, Inc.*........       319,898
      3,750   Stryker Corp. .................       180,300
     13,900   Zimmer Holdings, Inc.*.........     1,098,655
                                               ------------
                                                 10,787,682
                                               ------------
              METALS AND MINING -- 0.2%
      8,150   Alcoa, Inc. ...................       273,759
      2,000   Nucor Corp. ...................       182,740
      2,200   Phelps Dodge Corp.(a)..........       202,466
      4,650   United States Steel Corp.(a)...       174,933
                                               ------------
                                                    833,898
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
      1,100   Kinder Morgan, Inc. ...........        69,102
     12,050   Williams Companies, Inc. ......       145,805
                                               ------------
                                                    214,907
                                               ------------
              OIL, COAL AND GAS -- 5.2%
      2,000   Amerada Hess Corp. ............       178,000
      6,650   Anadarko Petroleum Corp. ......       441,294
      7,714   Apache Corp. ..................       386,549
      3,250   Baker Hughes, Inc. ............       142,090
      3,700   BJ Services Company(a).........       193,917
     20,600   Burlington Resources, Inc. ....       840,480
     83,050   ChevronTexaco Corp. ...........     4,454,801
     15,813   ConocoPhillips.................     1,310,106
     12,450   Devon Energy Corp. ............       884,074
      1,200   EOG Resources, Inc. ...........        79,020
    176,250   Exxon Mobil Corp. .............     8,518,162

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
      2,400   Kerr-McGee Corp. ..............  $    137,400
     13,800   Marathon Oil Corp. ............       569,664
      1,350   Nabors Industries, Ltd.*(a)....        63,923
      3,450   Noble Corp.*...................       155,078
      9,050   Occidental Petroleum Corp. ....       506,167
      9,200   Praxair, Inc. .................       393,208
     13,100   Schlumberger, Ltd. ............       881,761
      4,450   Sunoco, Inc. ..................       329,211
     10,200   Unocal Corp. ..................       438,600
      7,000   Valero Energy Corp. ...........       561,470
                                               ------------
                                                 21,464,975
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     10,100   Georgia-Pacific Corp. .........       363,095
     12,200   International Paper Company....       493,001
      6,450   Louisiana-Pacific Corp. .......       167,378
      4,600   MeadWestvaco Corp. ............       146,740
      1,850   Plum Creek Timber Company,
                Inc.(a)......................        64,806
      2,400   Temple-Inland, Inc. ...........       161,160
      5,650   Weyerhaeuser Company...........       375,612
                                               ------------
                                                  1,771,792
                                               ------------
              PHARMACEUTICALS -- 3.2%
     14,750   Abbott Laboratories............       624,810
      2,700   AmerisourceBergen Corp.(a).....       145,017
     47,500   Bristol-Myers Squibb Company...     1,124,325
      4,100   Cardinal Health, Inc. .........       179,457
     18,400   Caremark Rx, Inc.*.............       590,088
     26,050   Eli Lilly and Company..........     1,564,303
      8,850   Forest Laboratories, Inc.*.....       398,073
      3,815   Hospira, Inc.*.................       116,739
     10,350   King Pharmaceuticals, Inc.*....       123,579
     52,500   Merck & Company, Inc. .........     1,732,500
    175,910   Pfizer, Inc. ..................     5,382,845
     14,150   Schering-Plough Corp. .........       269,699
     32,200   Wyeth..........................     1,204,280
                                               ------------
                                                 13,455,715
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
      2,150   Dow Jones & Company, Inc. .....        87,312
        800   Knight-Ridder, Inc.(a).........        52,360
      3,400   New York Times Company -- Class
                A(a).........................       132,940
      3,300   RR Donnelley & Sons Company....       103,356
                                               ------------
                                                    375,968
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      4,050   ProLogis.......................  $    142,722
      5,000   Simon Property Group, Inc. ....       268,150
                                               ------------
                                                    410,872
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.4%
     12,034   Amgen, Inc.*...................       682,087
      7,450   Biogen Idec, Inc.*.............       455,717
      4,550   Chiron Corp.*(a)...............       201,110
     10,300   Gilead Sciences, Inc.*.........       385,014
      2,400   Millipore Corp.*(a)............       114,840
                                               ------------
                                                  1,838,768
                                               ------------
              RETAIL -- 4.2%
      7,000   Bed Bath & Beyond, Inc.*(a)....       259,770
      7,950   Best Buy Company, Inc.(a)......       431,208
      9,200   Circuit City Stores, Inc. .....       141,128
     26,500   Costco Wholesale Corp. ........     1,101,340
      9,800   CVS Corp. .....................       412,874
      7,900   Dollar General Corp. ..........       159,185
      4,000   Federated Department Stores,
                Inc. ........................       181,720
     74,150   Home Depot, Inc. ..............     2,906,679
     15,050   J. C. Penney Company, Inc.
                (Holding Company)............       530,964
      3,350   Kohl's Corp.*..................       161,437
     18,800   Lowe's Companies, Inc. ........     1,021,780
      7,050   May Department Stores Company..       180,692
      3,100   Nordstrom, Inc. ...............       118,544
      8,400   Office Depot, Inc.*............       126,252
      3,600   RadioShack Corp. ..............       103,104
     28,900   Staples, Inc. .................       861,798
     21,750   Target Corp. ..................       984,188
     12,200   TJX Companies, Inc. ...........       268,888
      4,450   Toys "R" Us, Inc.*.............        78,943
     99,720   Wal-Mart Stores, Inc. .........     5,305,103
     57,000   Walgreen Company...............     2,042,310
                                               ------------
                                                 17,377,907
                                               ------------
              RETAIL: RESTAURANTS -- 0.7%
     70,500   McDonald's Corp. ..............     1,976,115
      9,100   Starbucks Corp.*...............       413,686
      4,250   Wendy's International, Inc. ...       142,800
      7,500   YUM! Brands, Inc. .............       304,950
                                               ------------
                                                  2,837,551
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: SUPERMARKETS -- 0.1%
      8,600   Albertson's, Inc. .............  $    205,798
      5,350   SUPERVALU, Inc. ...............       147,393
      6,800   The Kroger Company*............       105,536
                                               ------------
                                                    458,727
                                               ------------
              RUBBER PRODUCTS -- 0.0%
     10,450   The Goodyear Tire & Rubber
                Company*(a)..................       112,233
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     11,500   Agilent Technologies, Inc.*....       248,055
      6,900   Applera Corp.-Applied
                Biosystems Group.............       130,203
      2,850   Fisher Scientific
                International, Inc.*(a)......       166,241
      3,800   Pall Corp.(a)..................        93,024
      2,550   PerkinElmer, Inc. .............        43,911
      5,200   Thermo Electron Corp.*.........       140,504
      2,750   Waters Corp.*..................       121,275
                                               ------------
                                                    943,213
                                               ------------
              SEMICONDUCTORS -- 1.3%
      8,950   Altera Corp.*(a)...............       175,152
      8,700   Analog Devices, Inc. ..........       337,386
     39,800   Applied Materials, Inc.*.......       656,302
      2,850   Broadcom Corp. -- Class A*.....        77,777
    151,450   Intel Corp. ...................     3,038,086
      4,900   KLA-Tencor Corp.*..............       203,252
      8,050   Linear Technology Corp. .......       291,732
      8,050   Maxim Integrated Products,
                Inc. ........................       340,435
      6,100   National Semiconductor
                Corp.*.......................        94,489
      1,300   Novellus Systems, Inc.*(a).....        34,567
     16,250   Texas Instruments, Inc. .......       345,800
                                               ------------
                                                  5,594,978
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.3%
     19,900   ALLTEL Corp. ..................     1,092,709
      8,310   AT&T Corp. ....................       118,999
     18,000   Avaya, Inc.*...................       250,920
     48,400   BellSouth Corp. ...............     1,312,608
      4,050   CenturyTel, Inc. ..............       138,672
      7,500   Citizens Communications
                Company......................       100,425
      3,950   Comverse Technology, Inc.*.....        74,379
     30,000   Corning, Inc.*.................       332,400
    100,650   Lucent Technologies,
                Inc.*(a).....................       319,061
     87,050   Motorola, Inc. ................     1,570,382
     27,600   Nextel Communications,
                Inc. -- Class A*.............       657,984
     58,000   QUALCOMM, Inc. ................     2,264,320
     87,800   SBC Communications, Inc. ......     2,278,409

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
      9,550   Scientific-Atlanta, Inc. ......  $    247,536
     10,950   Tellabs, Inc.*.................       100,631
     73,250   Verizon Communications,
                Inc. ........................     2,884,584
                                               ------------
                                                 13,744,019
                                               ------------
              TOOLS -- 0.0%
      1,700   Snap-on, Inc. .................        46,852
      2,650   Stanley Works(a)...............       112,705
                                               ------------
                                                    159,557
                                               ------------
              TOYS -- 0.1%
      6,700   Hasbro, Inc. ..................       125,960
     10,550   Mattel, Inc. ..................       191,272
                                               ------------
                                                    317,232
                                               ------------
              TRANSPORTATION -- 0.8%
      9,400   Burlington Northern Santa Fe
                Corp. .......................       360,114
      5,400   CSX Corp. .....................       179,280
     16,050   Norfolk Southern Corp. ........       477,327
      1,250   Ryder System, Inc.(a)..........        58,800
      5,250   Sabre Holdings Corp. -- Class
                A............................       128,783
     26,150   United Parcel Service,
                Inc. -- Class B..............     1,985,308
                                               ------------
                                                  3,189,612
                                               ------------
              UTILITIES: ELECTRIC -- 1.6%
     27,550   AES Corp.*.....................       275,225
      1,850   Ameren Corp.(a)................        85,378
      9,840   American Electric Power
                Company, Inc. ...............       314,486
      6,900   CenterPoint Energy, Inc. ......        71,484
      4,150   Cinergy Corp. .................       164,340
      6,000   Consolidated Edison, Inc. .....       252,240
      4,100   Constellation Energy Group,
                Inc. ........................       163,344
      3,050   Dominion Resources, Inc.
                (Virginia)...................       199,013
      1,650   DTE Energy Company.............        69,614
     36,100   Duke Energy Corp. .............       826,328
      7,900   Edison International...........       209,429
      2,100   Entergy Corp. .................       127,281
     16,900   Exelon Corp. ..................       620,061
      8,850   FirstEnergy Corp. .............       363,558
      4,350   FPL Group, Inc. ...............       297,192
      9,050   PG&E Corp.*....................       275,120
      7,000   PPL Corp. .....................       330,260
      5,800   Progress Energy, Inc.(a).......       245,572
     18,450   Southern Company(a)............       553,131

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
     17,550   TXU Corp. .....................  $    840,995
     10,350   Xcel Energy, Inc.(a)...........       179,262
                                               ------------
                                                  6,463,313
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,750   KeySpan Corp. .................       186,200
      2,300   NiSource, Inc. ................        48,323
      9,700   Sempra Energy..................       351,043
                                               ------------
                                                    585,566
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $247,485,347)................   267,688,863
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 5.4%
              US TREASURY BONDS -- 2.5%
$ 2,345,000   10.38%, 11/15/12(a)............     2,856,871
  1,150,000   12.00%, 08/15/13...............     1,518,765
    425,000   8.13%, 08/15/19................       581,968
  1,145,000   8.50%, 02/15/20................     1,622,233
  1,165,000   6.13%, 11/15/27(a).............     1,352,857
    525,000   5.50%, 08/15/28................       564,519
  1,900,000   5.38%, 02/15/31................     2,035,970
                                               ------------
                                                 10,533,183
                                               ------------
              US TREASURY INFLATION INDEX -- 0.4%
  1,557,502   2.00%, 07/15/14................     1,592,547
                                               ------------
              US TREASURY NOTES -- 2.5%
  1,750,000   2.75%, 06/30/06................     1,757,795
  8,120,000   2.38%, 08/31/06(a).............     8,092,408
    645,000   4.25%, 08/15/14................       651,954
                                               ------------
                                                 10,502,157
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $22,731,034)...........    22,627,887
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 15.4%
              FANNIE MAE -- 9.5%
    300,000   1.75%, 06/16/06(a).............       295,532
  1,355,000   2.35%, 04/05/07................     1,334,477
    520,000   3.13%, 03/16/09................       505,903
    400,000   6.63%, 09/15/09................       451,125
  1,160,000   5.50%, 07/18/12................     1,181,092
    123,263   5.50%, 07/01/34................       125,087
    381,327   PL# 252345, 6.00%, 03/01/14....       400,971
    189,041   PL# 255069, 5.00%, 01/01/34....       187,595
    388,577   PL# 255225, 5.50%,
                06/01/34(c)..................       394,326
    252,110   PL# 323842, 5.50%, 07/01/14....       262,014
    676,053   PL# 357414, 4.00%, 07/01/18....       660,698
    302,470   PL# 406815, 7.00%, 07/01/28....       321,510

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   307,162   PL# 535675, 7.00%, 01/01/16....  $    326,111
      2,072   PL# 549906, 7.50%, 09/01/30....         2,222
      4,912   PL# 552549, 7.50%, 09/01/30....         5,266
    846,363   PL# 555034, 6.00%, 09/01/17....       888,308
     33,248   PL# 555455, 6.00%, 04/01/18....        34,896
     10,854   PL# 555514, 6.00%, 11/01/17....        11,392
    501,415   PL# 555531, 5.50%,
                06/01/33(c)..................       509,310
      1,300   PL# 558384, 7.50%, 01/01/31....         1,394
     12,728   PL# 564462, 6.50%, 03/01/32....        13,364
     98,423   PL# 566031, 6.00%, 03/01/16....       103,305
      4,251   PL# 568677, 7.50%, 01/01/31....         4,558
      3,661   PL# 572762, 7.50%, 03/01/31....         3,925
     24,520   PL# 575334, 6.00%, 04/01/16....        25,736
     45,769   PL# 577523, 6.00%, 05/01/16....        48,039
     12,286   PL# 578769, 6.00%, 05/01/16....        12,895
    182,274   PL# 579234, 6.00%, 04/01/16....       191,315
     20,705   PL# 582178, 7.50%, 06/01/31....        22,198
     92,825   PL# 582491, 6.00%, 05/01/16....        97,429
     24,810   PL# 594316, 6.50%, 07/01/31....        26,050
      2,686   PL# 602859, 6.50%, 10/01/31....         2,821
     78,514   PL# 614924, 7.00%, 12/01/16....        83,366
     32,139   PL# 618454, 5.50%, 12/01/16....        33,312
      7,117   PL# 620174, 6.50%, 12/01/31....         7,472
    143,504   PL# 627256, 6.50%, 03/01/32....       150,677
     73,776   PL# 643361, 6.00%, 07/01/17....        77,433
     49,750   PL# 701353, 5.50%, 04/01/18....        51,546
    193,988   PL# 725174, 5.50%, 01/01/19....       200,860
  3,457,855   PL# 725232, 5.00%,
                03/01/34(c)..................     3,431,394
    762,703   PL# 725464, 6.00%, 04/01/19....       801,252
    492,792   PL# 725551, 5.50%, 06/01/19....       510,250
    980,757   PL# 725603, 5.50%, 07/01/19....     1,015,502
    381,525   PL# 727361, 5.00%, 08/01/18....       388,549
    150,257   PL# 740491, 6.00%, 10/01/18....       157,683
     46,518   PL# 744714, 4.50%, 10/01/18....        46,506
     95,677   PL# 748975, 4.00%, 10/01/18....        93,504
    525,116   PL# 749105, 4.50%,
                10/01/18(c)..................       524,981
    664,866   PL# 770052, 4.50%, 03/01/19....       663,534
    153,254   PL# 772962, 5.50%, 05/01/34....       155,522
  1,252,827   PL# 773068, 5.50%, 03/01/34....     1,271,363
     97,383   PL# 773100, 5.50%, 04/01/34....        98,823
    496,267   PL# 773177, 5.50%,
                06/01/34(c)..................       503,609
    487,176   PL# 773385, 5.50%,
                05/01/34(c)..................       494,384
    229,961   PL# 773589, 5.50%,
                07/01/34(c)..................       233,363
    771,980   PL# 777336, 4.50%, 04/01/19....       770,433
     50,523   PL# 779556, 5.50%, 06/01/34....        51,270
    931,031   PL# 780899, 5.50%, 05/01/34....       944,805
    498,721   PL# 786388, 5.50%, 07/01/34....       506,100

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   506,009   PL# 788262, 5.50%, 07/01/34....  $    513,496
    708,811   PL# 791674, 6.00%, 09/01/17....       743,965
    546,817   PL# 793193, 5.50%, 07/01/19....       565,997
    700,000   TBA, 4.00%, 10/01/19...........       682,282
    300,000   TBA, 4.50%, 10/01/19...........       298,969
  2,500,000   TBA, 5.00%, 10/01/19...........     2,539,844
  1,800,000   TBA, 5.50%, 10/01/34...........     1,824,188
  2,800,000   TBA, 6.00%, 10/01/34...........     2,896,249
  7,200,000   TBA, 6.50%, 10/01/34...........     7,553,245
                                               ------------
                                                 39,336,592
                                               ------------
              FREDDIE MAC -- 0.6%
    695,000   3.50%, 04/01/08(a).............       692,269
     60,000   3.88%, 11/10/08................        60,406
    410,000   3.88%, 01/12/09................       409,763
  1,230,000   4.13%, 02/24/11................     1,212,207
                                               ------------
                                                  2,374,645
                                               ------------
              FREDDIE MAC GOLD -- 2.6%
    790,000   7.00%, 03/15/10................       910,800
  2,700,000   4.50%, 12/16/10................     2,704,389
    328,981   PL# A12447, 6.00%,
                08/01/33(c)..................       340,377
    237,731   PL# A12800, 5.50%, 08/01/33....       241,581
    495,228   PL# B13607, 4.50%, 04/01/19....       494,080
    491,284   PL# B14156, 4.00%, 05/01/19....       480,013
    490,653   PL# B14794, 4.50%, 06/01/19....       489,516
    561,510   PL# C01623, 5.50%,
                09/01/33(c)..................       570,603
     61,674   PL# C64741, 7.00%, 03/01/32....        65,460
    520,310   PL# C75655, 6.00%,
                01/01/33(c)..................       538,347
    204,588   PL# E90827, 5.50%, 08/01/17....       211,856
     11,057   PL# G01309, 7.00%, 08/01/31....        11,739
    110,770   PL# G01315, 7.00%, 09/01/31....       117,633
    279,295   PL# G01391, 7.00%, 04/01/32....       296,598
    390,983   PL# M80813, 4.00%, 04/01/10....       391,373
  1,000,000   TBA, 5.50%, 10/01/19...........     1,032,812
    430,000   TBA, 5.50%, 07/15/33...........       451,031
  1,100,000   TBA, 5.00%, 10/01/34...........     1,089,343
    200,000   TBA, 6.00%, 10/01/34(c)........       206,562
                                               ------------
                                                 10,644,113
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.7%
    336,631   PL# 003161, 6.50%, 11/20/31....       355,057
     13,368   PL# 461836, 7.00%, 01/15/28....        14,280
     36,034   PL# 480112, 6.00%, 04/15/29....        37,484
     34,461   PL# 499445, 6.00%, 04/15/29....        35,849

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (CONTINUED)
$    50,228   PL# 552851, 6.00%, 10/15/32....  $     52,172
     41,853   PL# 555283, 6.50%, 04/15/32....        44,216
    119,804   PL# 555581, 7.00%, 10/15/31....       127,855
     21,383   PL# 569839, 6.50%, 06/15/32....        22,591
    104,043   PL# 578249, 6.00%, 10/15/32....       108,071
     37,494   PL# 587784, 6.50%, 12/15/32....        39,610
    313,458   PL# 590257, 6.00%,
                10/15/32(c)..................       325,594
      6,706   PL# 596647, 7.00%, 09/15/32....         7,155
    186,271   PL# 607183, 6.00%, 11/15/33....       193,465
    384,566   PL# 609510, 6.00%,
                11/15/33(c)..................       399,418
    459,636   PL# 616026, 6.00%, 10/15/33....       477,386
    922,610   PL# 625651, 5.50%, 01/15/34....       940,346
    194,489   PL# 629348, 5.50%, 02/15/34....       198,228
     96,599   PL# 780914, 6.00%, 11/15/28....       100,567
    349,480   PL# 781328, 7.00%, 09/15/31....       373,145
  1,402,815   PL# 80916, 3.75%, 05/20/34.....     1,393,367
  1,900,000   TBA, 5.50%, 10/01/34...........     1,932,658
                                               ------------
                                                  7,178,514
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       655,708
    400,000   Fannie Mae, Series 1999-7,
                Class AB, 6.00%, 03/25/29....       414,684
    365,000   Fannie Mae, Series 2002-81,
                Class BR, 5.25%, 04/25/25....       373,713
    613,174   Fannie Mae, Series 2004-60,
                Class LB, 5.00%, 04/25/34....       622,182
    325,000   Freddie Mac, Series 2550, Class
                QP, 5.00%, 03/15/26..........       329,178
    613,042   Freddie Mac, Series 2825, Class
                VP, 5.50%, 06/15/15..........       641,912
                                               ------------
                                                  3,037,377
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.1%
    475,670   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       490,804
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       125,015
    250,000   Zero coupon, 10/15/18..........       123,013
                                               ------------
                                                    248,028
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              SMALL BUSINESS ADMINISTRATION -- 0.2%
$   637,152   Series 2004-P10A,
                4.50%, 02/10/14..............  $    634,559
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $63,442,646).................    63,944,632
                                               ------------
              CORPORATE BONDS AND NOTES -- 11.5%
              AEROSPACE AND DEFENSE -- 0.3%
     35,000   BE Aerospace, 8.50%,
                10/01/10.....................        38,325
    190,000   Lockheed Martin Corp., 7.65%,
                05/01/16.....................       231,122
     80,000   Lockheed Martin Corp., 8.50%,
                12/01/29.....................       106,109
    110,000   Lockheed Martin Corp., 7.20%,
                05/01/36.....................       132,667
    220,000   Northrop Grumman Corp., 4.08%,
                11/16/06.....................       223,609
     90,000   Northrop Grumman Corp., 7.13%,
                02/15/11.....................       103,586
     20,000   Northrop Grumman Corp., 7.75%,
                02/15/31.....................        24,704
    720,000   RC Trust I, 7.00%, 05/15/06....       381,826
                                               ------------
                                                  1,241,948
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     60,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............        65,881
     25,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        25,245
    150,000   Daimler Chrysler NA Holding,
                Series MTND, Floating Rate,
                2.34%, 09/10/07(b)...........       150,286
                                               ------------
                                                    241,412
                                               ------------
              BANKS -- 2.2%
    250,000   American Express Centurion
                Bank, Series BKNT, 4.38%,
                07/30/09.....................       255,709
    155,000   Bank of America Corp., 3.88%,
                01/15/08.....................       157,406
    175,000   Bank of America Corp., 3.25%,
                08/15/08.....................       172,870
      5,000   Bank of America Corp., 7.80%,
                02/15/10.....................         5,880
     80,000   Bank of America Corp., 4.38%,
                12/01/10.....................        80,725
    130,000   Bank of America Corp., 7.40%,
                01/15/11.....................       151,702
    135,000   Bank of America Corp., 5.38%,
                06/15/14.....................       140,460
    325,000   Bank One Corp., 6.00%,
                08/01/08.....................       351,967
    275,000   Barclays Bank PLC -- 144A,
                Variable Rate, 8.55%,
                perpetual(i).................       337,279

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   175,000   Chase Manhattan Corp., 7.13%,
                06/15/09.....................  $    197,474
    600,000   DEPFA ACS Bank, 3.63%,
                10/29/08.....................       602,285
    190,000   FleetBoston Financial Corp.,
                3.85%, 02/15/08..............       192,354
    575,000   HSBC Bank USA, Series BKNT,
                Floating Rate, 1.98%,
                09/21/07(b)..................       574,925
    175,000   JP Morgan Chase & Company,
                5.35%, 03/01/07..............       183,830
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        52,576
     75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............        75,197
     50,000   JP Morgan Chase & Company,
                3.50%, 03/15/09..............        49,379
    110,000   JP Morgan Chase & Company,
                6.75%, 02/01/11..............       123,917
    575,000   JP Morgan Chase & Company,
                Floating Rate, 2.16%,
                10/02/09(b)..................       575,720
    250,000   National City Bank, Series
                BKNT, Floating Rate, 2.09%,
                06/29/09(b)..................       250,069
    115,000   RBS Capital Trust I -- 144A,
                Variable Rate, 4.71%,
                perpetual(i).................       111,427
    290,000   SunTrust Banks, Inc., 3.63%,
                10/15/07.....................       291,730
    215,000   SunTrust Banks, Inc., 4.42%,
                06/15/09.....................       219,558
    250,000   Swedish Export Credit, 2.88%,
                01/26/07.....................       249,070
    100,000   UBS Preferred Funding Trust I,
                Variable Rate, 8.62%,
                perpetual(i).................       120,875
     50,000   US Bancorp, Series MTNN, 3.95%,
                08/23/07.....................        50,811
    475,000   US Bank NA, 2.87%, 02/01/07....       472,136
    275,000   US Bank NA, 2.40%, 03/12/07....       270,197
    275,000   US Bank NA, Series BKNT,
                Floating Rate, 2.04%,
                10/01/07(b)..................       275,049
    115,000   Wachovia Corp., 3.63%,
                02/17/09.....................       114,216
  1,025,000   Wells Fargo & Company, 4.00%,
                08/15/08.....................     1,038,884

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   200,000   Wells Fargo & Company,
                Floating Rate, 2.03%,
                09/28/07(b)..................  $    199,972
    895,000   Wells Fargo & Company,
                Floating Rate, 1.98%,
                09/15/09(b)..................       894,816
    100,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate, 7.80%,
                06/15/10(i)..................       103,428
                                               ------------
                                                  8,943,893
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.6%
    170,000   Charter Communications Holdings
                LLC, 10.75%, 10/01/09........       140,250
    180,000   Comcast Cable Communications
                Holdings, 8.38%, 03/15/13....       218,321
    465,000   Comcast Cable Communications,
                Inc., 6.75%, 01/30/11........       516,450
     30,000   Comcast Corp., 5.50%,
                03/15/11.....................        31,313
     50,000   Cox Communications, Inc.,
                7.75%, 11/01/10..............        55,791
     40,000   CSC Holdings, Inc., 7.88%,
                02/15/18.....................        41,500
     70,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12..............        70,525
     60,000   EchoStar DBS Corp. -- 144A,
                6.63%, 10/01/14..............        59,925
     20,000   News America Holdings, 7.63%,
                11/30/28.....................        23,444
     75,000   News America, Inc., 7.30%,
                04/30/28.....................        84,952
    175,000   News America, Inc., 7.28%,
                06/30/28.....................       197,653
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        97,310
    155,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............       182,438
    110,000   Time Warner, Inc., 6.95%,
                01/15/28.....................       117,730
    380,000   Time Warner, Inc., 6.63%,
                05/15/29.....................       393,082
     20,000   Time Warner, Inc., 7.63%,
                04/15/31.....................        23,091
     50,000   Walt Disney Company, Series
                MTNB, 6.20%, 06/20/14........        54,465
                                               ------------
                                                  2,308,240
                                               ------------
              CHEMICALS -- 0.0%
     85,000   Crown Euro Holdings SA, 9.50%,
                03/01/11.....................        95,200
     45,000   Nalco Company, 7.75%,
                11/15/11.....................        47,925
                                               ------------
                                                    143,125
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING -- 0.0%
$    15,000   Crown Cork & Seal Financing
                PLC, 7.00%, 12/15/06.........  $     15,525
                                               ------------
              FINANCIAL SERVICES -- 1.9%
    130,000   Associates Corp. NA, 6.25%,
                11/01/08.....................       142,603
    195,000   Berkshire Hathaway,
                Inc. -- 144A, 3.40%,
                07/02/07.....................       195,857
    375,000   Citigroup, Inc., 3.50%,
                02/01/08.....................       376,230
    100,000   Citigroup, Inc., 6.20%,
                03/15/09.....................       109,550
  1,015,000   Citigroup, Inc. -- 144A, 5.00%,
                09/15/14.....................     1,018,237
    700,000   Citigroup, Inc., Floating Rate,
                2.00%, 06/09/09(b)...........       701,259
     30,000   E*TRADE Financial
                Corp. -- 144A, 8.00%,
                06/15/11.....................        31,350
  1,140,000   General Electric Capital Corp.,
                Series MTNA, 3.45%,
                07/16/07.....................     1,146,679
    175,000   General Electric Capital Corp.,
                Series MTNA, 6.50%,
                12/10/07.....................       191,058
    335,000   General Electric Capital Corp.,
                Series MTNA, 5.88%,
                02/15/12.....................       364,198
    650,000   General Electric Capital Corp.,
                Series MTNA, Floating Rate,
                1.76%, 07/28/08(b)...........       649,702
    720,000   General Motors Acceptance
                Corp., 5.63%, 05/15/09.......       734,719
    100,000   General Motors Acceptance
                Corp., 6.88%, 09/15/11.......       105,047
     50,000   Household Finance Corp., 7.20%,
                07/15/06.....................        53,612
    325,000   Household Finance Corp., 6.50%,
                11/15/08.....................       357,941
    125,000   Household Finance Corp., 4.13%,
                12/15/08.....................       126,546
    275,000   Household Finance Corp., 6.75%,
                05/15/11.....................       309,946
     50,000   Household Finance Corp., 7.00%,
                05/15/12.....................        57,308
    390,000   Household Finance Corp., 6.38%,
                11/27/12.....................       432,832

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............  $     60,742
    400,000   Nationwide Building
                Society -- 144A,
                3.50%, 07/31/07..............       400,797
     45,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............        48,263
     60,000   SLM Corp., Series MTNA,
                3.63%, 03/17/08..............        60,391
     75,000   SLM Corp., Series MTNA,
                5.00%, 10/01/13..............        75,511
                                               ------------
                                                  7,750,378
                                               ------------
              FOOD AND BEVERAGE -- 0.2%
    195,000   Diageo Capital PLC,
                3.38%, 03/20/08..............       194,458
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       130,258
    115,000   General Mills, Inc.,
                6.00%, 02/15/12..............       124,054
    180,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       190,403
                                               ------------
                                                    639,173
                                               ------------
              INSURANCE -- 0.4%
     40,000   American General Capital II,
                8.50%, 07/01/30..............        53,635
    125,000   ASIF Global Financial
                XVIII -- 144A,
                3.85%, 11/26/07..............       126,499
    610,000   ASIF Global Financial
                XXIII -- 144A,
                3.90%, 10/22/08..............       615,487
    190,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............       192,194
    175,000   Monumental Global Funding
                II -- 144A,
                4.38%, 07/30/09..............       177,612
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............       101,793
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       210,685
     15,000   Western & Southern
                Finance -- 144A,
                5.75%, 07/15/33..............        14,517
                                               ------------
                                                  1,492,422
                                               ------------
              MANUFACTURING -- 0.0%
     50,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............        59,938
     35,000   Dresser, Inc.,
                9.38%, 04/15/11..............        38,675
                                               ------------
                                                     98,613
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
$   135,000   Boston Scientific Corp.,
                5.45%, 06/15/14..............  $    141,677
                                               ------------
              METALS AND MINING -- 0.0%
     70,000   International Steel
                Group -- 144A, 6.50%,
                04/15/14.....................        70,350
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        26,063
                                               ------------
                                                     96,413
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
    275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............       275,519
    100,000   El Paso Natural Gas,
                8.63%, 01/15/22..............       110,500
     60,000   Transcontinental Gas Pipe Line
                Corp., Series B,
                8.88%, 07/15/12..............        73,275
     60,000   Williams Companies, Inc.,
                7.63%, 07/15/19..............        66,000
     25,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        25,500
                                               ------------
                                                    550,794
                                               ------------
              OIL, COAL AND GAS -- 0.3%
     80,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............        87,475
    235,000   Amerada Hess Corp.,
                7.13%, 03/15/33..............       253,116
    130,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       159,448
    140,000   Conoco Funding Company,
                6.35%, 10/15/11..............       156,356
    100,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       124,446
     50,000   Devon Financing Corp. ULC,
                7.88%, 09/30/31..............        61,558
     50,000   El Paso Production Holding,
                7.75%, 06/01/13..............        50,375
    230,000   EnCana Corp.,
                6.30%, 11/01/11..............       252,002
    100,000   Enterprise Products Operating
                LP -- 144A,
                4.00%, 10/15/07..............       100,623
     75,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............        82,313
     75,000   Suncor Energy, Inc.,
                5.95%, 12/01/34..............        77,393
                                               ------------
                                                  1,405,105
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.0%
    120,000   Georgia-Pacific Corp.,
                8.00%, 01/15/24..............       137,100
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS -- 0.1%
$   125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............  $    141,383
    165,000   Wyeth,
                6.50%, 02/01/34..............       169,481
                                               ------------
                                                    310,864
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/ MOTOR
                VEHICLES -- 0.3%
  1,114,629   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,126,343
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.1%
    496,077   Bank of America Alternative
                Loan Trust, Series 2004-7,
                Class 4A1, 5.00%, 08/25/19...       510,234
     61,402   Washington Mutual MSC, Series
                2002-MS12, Class A, 6.50%,
                05/25/32.....................        62,615
                                               ------------
                                                    572,849
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.9%
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6, 2.90%, 05/17/10(g).......     1,225,342
  1,475,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1, 2.55%, 01/20/09..........     1,459,843
  1,200,000   MBNA Credit Card Master Note
                Trust, Series 2004-A4, Class
                A4, 2.70%, 09/15/09..........     1,188,329
                                               ------------
                                                  3,873,514
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.5%
    723,055   Countrywide Alternative Loan
                Trust, Series 2004-2CB, Class
                4A1,
                5.00%, 03/25/19..............       725,573
    740,000   Greenwich Capital Commercial
                Funding Corp., Series
                2004-GG1, Class A4,
                4.76%, 06/10/36..............       761,095
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       558,443
                                               ------------
                                                  2,045,111
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.8%
    342,719   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       363,802
    720,000   Chase Commercial Mortgage
                Securities Corp., Series
                2000-3, Class A2,
                7.32%, 10/15/32..............       830,975

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............  $  1,007,275
    720,681   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C3, Class A2,
                7.18%, 08/15/36..............       814,149
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,242,035
    605,908   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       651,780
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       758,708
    605,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C4, Class
                A2, 7.37%, 08/15/26..........       700,115
    900,000   LB-UBS Commercial Mortgage
                Trust, Series 2004-C6, Class
                A2, 4.19%, 08/15/29..........       908,761
                                               ------------
                                                  7,277,600
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
  2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............     2,331,376
                                               ------------
              REAL ESTATE -- 0.1%
    205,000   EOP Operating LP,
                4.75%, 03/15/14..............       198,226
     90,000   EOP Operating LP,
                7.50%, 04/19/29..............       101,140
                                               ------------
                                                    299,366
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    225,000   Developers Diversified Realty
                Corp.,
                3.88%, 01/30/09..............       221,183
    225,000   Rouse Company,
                5.38%, 11/26/13..............       214,968
                                               ------------
                                                    436,151
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     15,000   Fisher Scientific
                International, Inc. -- 144A,
                6.75%, 08/15/14..............        15,825
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.0%
$    10,000   Freescale Semiconductor,
                Inc. -- 144A,
                6.88%, 07/15/11..............  $     10,450
     25,000   Freescale Semiconductor,
                Inc. -- 144A,
                7.13%, 07/15/14..............        26,125
     25,000   Freescale Semiconductor,
                Inc. -- 144A, Floating Rate,
                4.38%, 07/15/09(b)...........        25,750
                                               ------------
                                                     62,325
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
     60,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............        62,550
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
    350,000   BellSouth Corp.,
                4.20%, 09/15/09..............       352,401
     25,000   BellSouth Corp.,
                6.55%, 06/15/34..............        26,404
      5,000   British Telecom PLC, Variable
                Rate,
                8.88%, 12/15/30(h)...........         6,588
     50,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14(a)...........        45,875
     75,000   Deutsche Telekom International
                Corp., Variable Rate,
                8.25%, 06/15/05(h)...........        77,913
     40,000   Deutsche Telekom International
                Finance, Variable Rate,
                8.75%, 06/15/30(h)...........        51,856
     25,000   France Telecom,
                9.25%, 03/01/31..............        33,243
     80,000   MCI, Inc.,
                5.91%, 05/01/07..............        79,500
     80,000   MCI, Inc.,
                6.69%, 05/01/09..............        77,300
     68,000   MCI, Inc.,
                7.74%, 05/01/14..............        64,600
    250,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............       302,352
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       253,313
     60,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............        55,350
     50,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............        52,125

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    50,000   Qwest Corp. -- 144A,
                8.88%, 03/15/12..............  $     55,250
     35,000   SBC Communications, Inc.,
                6.45%, 06/15/34..............        35,955
    100,000   Telecom Italia Capital -- 144A,
                4.95%, 09/30/14..............        98,960
    175,000   Telecom Italia Capital -- 144A,
                6.00%, 09/30/34..............       171,518
     75,000   Telefonica Europe BV,
                7.75%, 09/15/10..............        88,486
    265,000   Vodafone Group PLC,
                5.00%, 12/16/13..............       269,003
                                               ------------
                                                  2,197,992
                                               ------------
              TRANSPORTATION -- 0.1%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       276,703
     75,000   Canadian National Railway
                Company,
                6.90%, 07/15/28..............        85,077
     55,000   OMI Corp.,
                7.63%, 12/01/13..............        56,719
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        78,100
                                               ------------
                                                    496,599
                                               ------------
              UTILITIES -- 0.0%
     35,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............        39,900
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        43,925
                                               ------------
                                                     83,825
                                               ------------
              UTILITIES: ELECTRIC -- 0.3%
     90,000   AES Corp. -- 144A,
                8.75%, 05/15/13(a)...........       101,925
     65,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............        73,229
    160,000   Midwest Generation LLC,
                8.75%, 05/01/34..............       175,200
     90,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............        96,863
    275,000   Ohio Edison,
                5.45%, 05/01/15..............       279,094
    140,000   Ontario Electricity Finance,
                6.10%, 01/30/08..............       152,020

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   200,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............  $    237,182
     35,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............        37,756
                                               ------------
                                                  1,153,269
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $47,412,231)...........    47,551,377
                                               ------------
              MUNICIPAL BONDS -- 0.1%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05
                (Cost $249,991)..............       251,823
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.6%
    300,000   AID-Israel,
                5.50%, 04/26/24..............       310,357
    315,000   AID-Israel,
                5.50%, 09/18/33..............       327,798
    850,000   Bonos Y Obligation Del Estado,
                3.60%, 01/31/09(e)...........     1,073,219
  1,285,000   Bundesobligation, Series 143,
                3.50%, 10/10/08(e)...........     1,617,936
  2,800,000   Bundesobligation, Series 144,
                3.25%, 04/17/09(e)...........     3,479,724
  1,760,000   Canadian Government,
                5.00%, 06/01/14..............     1,430,243
  1,325,000   French Treasury Note,
                3.50%, 01/12/09(e)...........     1,666,522
  7,695,000   Government of Sweden,
                5.00%, 01/28/09(f)...........     1,112,632
 11,600,000   Mexican Fixed Rate Bonds,
                Series M7,
                8.00%, 12/24/08..............       971,152
  1,555,000   New Zealand Government, Series
                415,
                6.00%, 04/15/15(d)...........     1,041,449
    130,000   Quebec Province,
                5.00%, 07/17/09..............       136,786
    560,096   Republic of Colombia,
                9.75%, 04/09/11..............       635,709
    250,000   United Mexican States,
                11.38%, 09/15/16.............       368,750
    367,000   United Mexican States,
                8.13%, 12/30/19..............       422,050
    150,000   United Mexican States,
                8.00%, 09/24/22..............       169,500
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $14,110,632)...........    14,763,827
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM COMMERCIAL PAPER -- 0.8%
$   500,000   CRC Funding LLC,
                1.66%, 11/17/04..............  $    498,917
  1,750,000   HBOS Treasury Services PLC,
                1.66%, 11/22/04..............     1,745,815
    750,000   Scaldis & Scaldis Capital LLC,
                1.66%, 11/18/04..............       748,340
    500,000   Thames Global Asset
                Securitization,
                1.66%, 11/18/04..............       498,894
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER (Cost $3,491,966)......     3,491,966
                                               ------------
              SECURITIES LENDING COLLATERAL -- 7.0%
 29,139,446   Securities Lending Collateral
                Investment (Note 2)
                (Cost $29,139,446)...........    29,139,446
                                               ------------
              TOTAL SECURITIES (Cost
                $428,063,293)................   449,459,821
                                               ------------
              REPURCHASE AGREEMENTS -- 3.8%
 15,924,741   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $15,925,166
                (Collateralized by Various
                Fannie Mae Adjustable Rate
                Mortgage, 3.95% - 5.75%, due
                06/01/24 - 06/01/33, with a
                value of $16,720,979)
                (Cost $15,924,741)...........    15,924,741
                                               ------------
              SECURITIES SOLD SHORT -- (1.3)%
    500,000   Fannie Mae Gold, TBA, 5.50%,
                10/14/04.....................      (506,875)
  1,000,000   Fannie Mae Gold, TBA, 6.00%,
                10/14/04.....................    (1,032,812)
  1,100,000   Fannie Mae, TBA, 5.00%,
                10/14/04.....................    (1,088,657)
  1,600,000   Fannie Mae, TBA, 5.50%,
                10/14/04.....................    (1,621,501)
    700,000   Fannie Mae, TBA, 4.50%,
                10/19/04.....................      (697,593)
    600,000   Government National Mortgage
                Association, TBA, 6.00%,
                10/21/04.....................      (621,937)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $5,588,184)........    (5,569,375)
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
         10   US Treasury Bond December
                Future, Expiring November
                2004 @ 114, 6.00%, 11/26/04
                (Premium $6,870).............        (8,750)
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 CONTRACTS                                        VALUE
 ---------                                     ------------
              PUT OPTIONS WRITTEN -- (0.0)%
         10   US Treasury Bond (20 Year)
                December Future, Expiring
                November 2004 @ 107, 6.00%,
                11/26/04 (Premium $6,347)....  $     (2,031)
                                               ------------
              Total Investments -- 110.8%
                (Cost $438,386,633)..........   459,804,406
              Liabilities less other
                assets -- (10.8)%............   (44,716,160)
                                               ------------
              NET ASSETS -- 100.0%...........  $415,088,246
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $438,386,633.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 29,358,170
    Gross unrealized depreciation.........    (7,940,397)
                                            ------------
    Net unrealized appreciation...........  $ 21,417,773
                                            ============

---------------

*    Non-income producing security.

(a)  All or part of this security is on loan.

(b) Quarterly reset provision. The rate shown was in effect at September 30, 2004.

(c)  Security is segregated as collateral for written options and short sales.

(d) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(e)  Principal amount shown for this debt security is denominated in Euros.

(f)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(g)  Security is segregated as initial margin for futures contracts.

(h) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at September 30, 2004.

(i)  Variable Rate Security. The rate shown was in effect at September 30, 2004.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                            See notes to portfolios.

                           VALUE AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.8%
               ADVERTISING -- 0.3%
     720,000   Interpublic Group of
                 Companies, Inc.*..........  $    7,624,800
                                             --------------
               AEROSPACE AND DEFENSE -- 1.2%
      40,000   General Dynamics Corp. .....       4,084,000
     180,000   Northrop Grumman Corp. .....       9,599,400
     120,000   The Boeing Company..........       6,194,400
     115,000   United Technologies
                 Corp. ....................      10,738,700
                                             --------------
                                                 30,616,500
                                             --------------
               APPAREL: MANUFACTURING -- 1.3%
     332,100   Jones Apparel Group,
                 Inc. .....................      11,889,180
     150,000   Liz Claiborne, Inc. ........       5,658,000
     293,100   V. F. Corp. ................      14,493,795
                                             --------------
                                                 32,040,975
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
     150,000   Harley-Davidson, Inc.(a)....       8,916,000
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.4%
     104,000   BorgWarner, Inc. ...........       4,502,160
     158,900   Johnson Controls, Inc. .....       9,027,109
     142,725   Lear Corp. .................       7,771,376
     173,900   Magna International, Inc. --
                 Class A(a)................      12,882,512
                                             --------------
                                                 34,183,157
                                             --------------
               BANKS -- 10.2%
   1,926,082   Bank of America Corp. ......      83,457,132
     150,000   Fifth Third Bancorp(a)......       7,383,000
   1,977,840   JP Morgan Chase & Company...      78,579,583
     397,300   National City Corp. ........      15,343,726
     255,800   SunTrust Banks, Inc.(a).....      18,010,878
     795,000   Wachovia Corp.(a)...........      37,325,250
     132,800   Wells Fargo & Company.......       7,918,864
                                             --------------
                                                248,018,433
                                             --------------
               BROADCAST SERVICES/MEDIA -- 6.6%
     540,300   Clear Channel
                 Communications, Inc. .....      16,841,151
     808,165   Comcast Corp. -- Class A*...      22,822,580
     995,000   Comcast Corp. -- Special
                 Class A*(a)...............      27,780,400
   2,548,000   Time Warner, Inc.*..........      41,124,720
   1,300,000   Viacom, Inc. -- Class
                 B(a)......................      43,628,000
     435,000   Westwood One, Inc.*.........       8,599,950
                                             --------------
                                                160,796,801
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.6%
     425,000   Fiserv, Inc.*...............      14,815,500
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 0.9%
     175,565   Air Products and Chemicals,
                 Inc. .....................  $    9,547,225
       3,500   Cabot Corp. ................         134,995
     244,600   E I du Pont de Nemours and
                 Company...................      10,468,880
      82,500   Lubrizol Corp. .............       2,854,500
                                             --------------
                                                 23,005,600
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.3%
   2,010,000   Microsoft Corp. ............      55,576,500
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
   2,232,400   Hewlett-Packard Company.....      41,857,500
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
     250,100   American Standard Companies,
                 Inc.*.....................       9,731,391
                                             --------------
               CONSUMER GOODS AND SERVICES -- 9.8%
   1,413,500   Altria Group, Inc. .........      66,491,040
     400,000   Avon Products, Inc. ........      17,472,000
   2,861,900   General Electric Company....      96,102,602
     364,800   Loews Corp.-Carolina
                 Group.....................       8,890,176
     578,000   Procter & Gamble Company....      31,281,360
     172,000   Unilever NV.................       9,941,600
     166,100   Whirlpool Corp.(a)..........       9,980,949
                                             --------------
                                                240,159,727
                                             --------------
               DISTRIBUTION -- 0.4%
     624,105   Ingram Micro, Inc. -- Class
                 A*........................      10,048,091
                                             --------------
               ELECTRONICS -- 1.7%
     272,200   Avnet, Inc.*................       4,660,064
      66,200   Emerson Electric Company....       4,097,118
     981,400   Flextronics International,
                 Ltd.*.....................      13,003,550
   1,200,000   Sanmina-SCI Corp.*..........       8,460,000
   2,513,375   Solectron Corp.*............      12,441,206
                                             --------------
                                                 42,661,938
                                             --------------
               FINANCIAL SERVICES -- 8.9%
   2,135,500   Citigroup, Inc. ............      94,218,260
     407,400   Fannie Mae..................      25,829,160
     317,900   Freddie Mac.................      20,739,796
      93,000   Goldman Sachs Group,
                 Inc.(a)...................       8,671,320
     209,800   Lehman Brothers Holdings,
                 Inc.(a)...................      16,725,256
     750,000   MBNA Corp. .................      18,900,000
     382,500   Merrill Lynch & Company,
                 Inc. .....................      19,017,900
     246,700   Morgan Stanley..............      12,162,310
                                             --------------
                                                216,264,002
                                             --------------

                            See notes to portfolios.

                           VALUE AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 1.0%
     213,100   Coca-Cola Company...........  $    8,534,655
      79,400   Dean Foods Company*.........       2,383,588
     255,000   PepsiCo, Inc. ..............      12,405,750
                                             --------------
                                                 23,323,993
                                             --------------
               INSURANCE -- 9.3%
     587,300   Ace, Ltd. ..................      23,527,238
     512,500   Allstate Corp. .............      24,594,875
     709,000   American International
                 Group, Inc. ..............      48,204,910
     402,300   Axis Capital Holdings,
                 Ltd. .....................      10,459,800
     198,700   Chubb Corp. ................      13,964,636
     240,000   Hartford Financial Services
                 Group, Inc.(a)............      14,863,200
     185,000   Manulife Financial
                 Corp.(a)..................       8,101,150
     692,900   MetLife, Inc. ..............      26,780,585
      61,566   PartnerRE, Ltd. ............       3,367,045
     123,710   RenaissanceRe Holdings,
                 Ltd. .....................       6,380,962
     268,438   The St. Paul Travelers
                 Companies, Inc.(a)........       8,874,560
     270,300   Torchmark Corp. ............      14,374,554
     308,000   XL Capital, Ltd. -- Class
                 A(a)......................      22,788,920
                                             --------------
                                                226,282,435
                                             --------------
               LEISURE AND RECREATION -- 0.4%
     140,000   Carnival Corp.(a)...........       6,620,600
      52,200   Royal Caribbean Cruises,
                 Ltd.(a)...................       2,275,920
                                             --------------
                                                  8,896,520
                                             --------------
               MACHINERY -- 0.7%
      75,100   Deere & Company.............       4,847,705
     165,000   Ingersoll-Rand Company,
                 Ltd. -- Class A...........      11,215,050
                                             --------------
                                                 16,062,755
                                             --------------
               MANUFACTURING -- 2.2%
      60,000   3M Company..................       4,798,200
     204,000   Cooper Industries, Ltd. --
                 Class A...................      12,036,000
     182,100   Parker-Hannifin Corp. ......      10,718,406
     592,950   Smurfit-Stone Container
                 Corp.*(a).................      11,485,442
     240,000   Textron, Inc. ..............      15,424,800
                                             --------------
                                                 54,462,848
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 2.6%
     200,000   Anthem, Inc.*(a)............      17,450,000
     250,000   HCA, Inc. ..................       9,537,500
     236,000   Health Management
                 Associates, Inc. -- Class
                 A(a)......................       4,821,480

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES
                 (CONTINUED)
     396,900   Medco Health Solutions,
                 Inc.*.....................  $   12,264,210
     175,000   WellPoint Health Networks,
                 Inc.*.....................      18,390,750
                                             --------------
                                                 62,463,940
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.0%
     616,200   Boston Scientific Corp.*....      24,481,626
                                             --------------
               METALS AND MINING -- 0.4%
     285,000   Alcoa, Inc. ................       9,573,150
                                             --------------
               OIL, COAL AND GAS -- 11.3%
     206,500   Baker Hughes, Inc. .........       9,028,180
     542,000   BP PLC (ADR)................      31,181,260
     638,000   ChevronTexaco Corp. ........      34,222,320
     774,400   ConocoPhillips..............      64,159,040
     167,400   EnCana Corp. ...............       7,750,620
   1,384,800   Exxon Mobil Corp. ..........      66,927,383
     165,150   Kerr-McGee Corp. ...........       9,454,838
     237,600   Nabors Industries,
                 Ltd.*(a)..................      11,250,360
     125,000   Noble Energy, Inc. .........       7,280,000
     624,000   Occidental Petroleum
                 Corp. ....................      34,900,320
                                             --------------
                                                276,154,321
                                             --------------
               PAPER AND FOREST PRODUCTS -- 1.0%
     146,800   International Paper
                 Company...................       5,932,188
     319,702   MeadWestvaco Corp. .........      10,198,493
     119,350   Temple-Inland, Inc. ........       8,014,353
                                             --------------
                                                 24,145,034
                                             --------------
               PHARMACEUTICALS -- 3.9%
     191,900   Caremark Rx, Inc.*..........       6,154,233
     310,000   Forest Laboratories,
                 Inc.*.....................      13,943,800
     265,400   GlaxoSmithKline PLC
                 (ADR)(a)..................      11,605,942
     255,000   Merck & Company, Inc. ......       8,415,000
   1,126,000   Pfizer, Inc. ...............      34,455,600
     521,400   Wyeth.......................      19,500,360
                                             --------------
                                                 94,074,935
                                             --------------
               RETAIL -- 2.8%
     188,100   Bed Bath & Beyond,
                 Inc.*(a)..................       6,980,391
     215,700   Federated Department Stores,
                 Inc. .....................       9,799,251
     775,000   Home Depot, Inc. ...........      30,380,000
     167,800   Lowe's Companies, Inc.(a)...       9,119,930
     755,000   Office Depot, Inc.*.........      11,347,650
                                             --------------
                                                 67,627,222
                                             --------------
               RETAIL: RESTAURANTS -- 0.2%
     169,800   Wendy's International,
                 Inc. .....................       5,705,280
                                             --------------

                            See notes to portfolios.

                           VALUE AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc.*..............  $   15,832,752
     355,700   SUPERVALU, Inc. ............       9,799,535
     779,350   The Kroger Company*.........      12,095,512
                                             --------------
                                                 37,727,799
                                             --------------
               RUBBER PRODUCTS -- 0.2%
     193,100   Cooper Tire & Rubber
                 Company(a)................       3,894,827
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     270,000   Applera Corp.-Applied
                 Biosystems Group..........       5,094,900
                                             --------------
               SEMICONDUCTORS -- 0.3%
     350,000   Applied Materials, Inc.*....       5,771,500
      22,900   Marvell Technology Group,
                 Ltd.*.....................         598,377
                                             --------------
                                                  6,369,877
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.9%
     266,900   BellSouth Corp. ............       7,238,328
     271,200   Corning, Inc.*..............       3,004,896
   1,707,566   Nortel Networks Corp.*......       5,805,724
     237,800   SBC Communications, Inc. ...       6,170,910
     805,700   Sprint Corp. (FON Group)....      16,218,741
     964,950   Tellabs, Inc.*(a)...........       8,867,891
     579,452   Verizon Communications,
                 Inc. .....................      22,818,820
                                             --------------
                                                 70,125,310
                                             --------------
               TRANSPORTATION -- 3.7%
     782,700   Burlington Northern Santa Fe
                 Corp. ....................      29,985,237
     398,100   CSX Corp. ..................      13,216,920
     525,300   Norfolk Southern Corp. .....      15,622,422
     546,800   Union Pacific Corp. ........      32,042,480
                                             --------------
                                                 90,867,059
                                             --------------
               UTILITIES: ELECTRIC -- 3.8%
     430,780   American Electric Power
                 Company, Inc. ............      13,767,729
     374,800   Constellation Energy Group,
                 Inc. .....................      14,932,032
      50,000   Dominion Resources, Inc.
                 (Virginia)................       3,262,500
     390,000   Entergy Corp. ..............      23,637,899
     300,000   Exelon Corp. ...............      11,007,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
     249,450   Northeast Utilities.........  $    4,836,836
     241,489   PPL Corp. ..................      11,393,451
     305,800   Wisconsin Energy Corp. .....       9,755,020
                                             --------------
                                                 92,592,467
                                             --------------
               UTILITIES: GAS -- 0.3%
182,425.....   Sempra Energy...............       6,601,961
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,147,482,116)...........   2,382,845,174
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 7.9%
$193,682,446   Securities Lending
                 Collateral Investment
                 (Note 2) (Cost
                 $193,682,446).............     193,682,446
                                             --------------
               TOTAL SECURITIES (Cost
                 $2,341,164,562)...........   2,576,527,620
                                             --------------
               REPURCHASE AGREEMENTS -- 2.0%
  47,486,410   With Investors Bank & Trust,
                 dated 09/30/04, 0.96%, due
                 10/01/04, repurchase
                 proceeds at maturity
                 $47,487,676
                 (Collateralized by US
                 Treasury Bonds, 8.00%, due
                 11/15/21, with a value of
                 $48,836,778
                 (Cost $47,486,410)........      47,486,410
                                             --------------
               Total Investments -- 107.7%
                 (Cost $2,388,650,972).....   2,624,014,030
               Liabilities less other
                 assets -- (7.7)%..........    (187,470,849)
                                             --------------
               NET ASSETS -- 100.0%........  $2,436,543,181
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $2,388,650,972.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $330,709,880
    Gross unrealized depreciation..........   (95,346,822)
                                             ------------
    Net unrealized appreciation............  $235,363,058
                                             ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(ADR) American Depository Receipt.

                            See notes to portfolios.

                          GROWTH AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 98.6%
              AEROSPACE AND DEFENSE -- 1.5%
    105,300   Boeing Company...............  $    5,435,586
    137,400   Northrop Grumman Corp. ......       7,327,542
     74,100   Raytheon Company.............       2,814,318
                                             --------------
                                                 15,577,446
                                             --------------
              AGRICULTURE -- 0.4%
    122,500   Monsanto Company.............       4,461,450
                                             --------------
              AIRLINES -- 0.4%
    349,700   Southwest Airlines Company...       4,762,914
                                             --------------
              APPAREL: MANUFACTURING -- 0.9%
     31,100   Coach, Inc.*.................       1,319,262
     86,800   Jones Apparel Group, Inc. ...       3,107,440
     57,800   Liz Claiborne, Inc. .........       2,180,216
     33,400   Nike, Inc. -- Class B........       2,631,920
                                             --------------
                                                  9,238,838
                                             --------------
              APPAREL: RETAIL -- 0.7%
     85,700   Aeropostale, Inc.*...........       2,245,340
     52,100   American Eagle Outfitters,
                Inc. ......................       1,919,885
      9,300   Chico's FAS, Inc.*(a)........         318,060
     49,400   Payless ShoeSource, Inc.*....         500,422
     45,200   The Timberland Company --
                Class A*...................       2,567,360
                                             --------------
                                                  7,551,067
                                             --------------
              ASSET MANAGEMENT -- 0.2%
     86,100   Brascan Corp. -- Class
                A(a).......................       2,600,220
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
     49,700   AutoNation, Inc.*(a).........         848,876
     59,000   Copart, Inc.*................       1,116,870
                                             --------------
                                                  1,965,746
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.2%
    560,100   Ford Motor Company(a)........       7,869,405
     41,700   PACCAR, Inc. ................       2,882,304
     44,500   Polaris Industries, Inc. ....       2,483,990
                                             --------------
                                                 13,235,699
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.6%
     50,100   Advance Auto Parts, Inc.*....       1,723,440
     75,700   Autoliv, Inc. ...............       3,058,280
      5,200   AutoZone, Inc.*(a)...........         401,700
     59,100   Delphi Corp. ................         549,039
      7,300   Johnson Controls, Inc. ......         414,713
                                             --------------
                                                  6,147,172
                                             --------------
              BANKS -- 7.9%
    105,150   Associated Banc-Corp. .......       3,372,161
    185,200   Bank of America Corp. .......       8,024,716

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     28,900   Bank of Hawaii Corp. ........  $    1,365,525
     65,000   Comerica, Inc. ..............       3,857,750
    123,800   Fremont General Corp. .......       2,865,970
     58,100   Hibernia Corp. -- Class A....       1,534,421
     57,000   Huntington Bancshares,
                Inc.(a)....................       1,419,870
     75,700   IndyMac Bancorp, Inc. .......       2,740,340
    125,800   JP Morgan Chase & Company....       4,998,034
    136,300   KeyCorp......................       4,307,080
     90,600   Marshall & Ilsley Corp.(a)...       3,651,180
    176,400   National City Corp. .........       6,812,568
     80,800   PNC Financial Services
                Group......................       4,371,280
     75,100   R&G Financial Corp. -- Class
                B..........................       2,902,615
     85,600   UnionBanCal Corp. ...........       5,068,376
    318,500   US Bancorp...................       9,204,650
    252,100   Wachovia Corp.(a)............      11,836,095
     51,400   Wells Fargo & Company........       3,064,982
     41,400   Zions Bancorp................       2,527,056
                                             --------------
                                                 83,924,669
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.9%
     67,000   Comcast Corp. -- Class A*....       1,892,080
     17,000   Cox Radio, Inc. -- Class
                A*.........................         253,640
     15,300   Fox Entertainment Group,
                Inc. -- Class A*...........         424,422
     18,100   Hearst-Argyle Television,
                Inc. -- Class A............         442,545
     27,800   Liberty Media International,
                Inc. -- Class A*...........         927,464
     77,300   McGraw-Hill Companies,
                Inc. ......................       6,160,037
    215,500   The DIRECTV Group, Inc.*.....       3,790,645
    439,200   Time Warner, Inc.*...........       7,088,688
     96,900   Viacom, Inc. -- Class B......       3,251,964
    157,200   Walt Disney Company..........       3,544,860
     86,200   XM Satellite Radio Holdings,
                Inc. -- Class A*(a)........       2,673,924
                                             --------------
                                                 30,450,269
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
     75,700   Accenture, Ltd. -- Class
                A*.........................       2,047,685
      9,200   Certegy, Inc. ...............         342,332
     24,200   Convergys Corp.*.............         325,006
     37,400   Dun & Bradstreet Corp.*......       2,195,380
     57,100   First Data Corp. ............       2,483,850
     15,300   GTECH Holdings Corp. ........         387,396
     20,700   Hewitt Associates, Inc. --
                Class A*...................         547,722
     35,100   Moody's Corp. ...............       2,571,075
                                             --------------
                                                 10,900,446
                                             --------------

                            See notes to portfolios.

                          GROWTH AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS -- 1.4%
    169,800   Agrium, Inc.(a)..............  $    3,015,648
     95,400   IMC Global, Inc.*............       1,659,006
     54,400   Potash Corp. of Saskatchewan,
                Inc.(a)....................       3,490,848
      9,700   PPG Industries, Inc. ........         594,416
     39,500   Rohm and Haas Company........       1,697,315
    107,600   The Dow Chemical Company.....       4,861,368
                                             --------------
                                                 15,318,601
                                             --------------
              COMMERCIAL SERVICES -- 0.5%
    255,200   Cendant Corp. ...............       5,512,320
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
     93,500   Activision, Inc.*............       1,296,845
     96,600   Autodesk, Inc. ..............       4,697,658
    124,000   BMC Software, Inc.*..........       1,960,440
     29,300   Cadence Design Systems,
                Inc.*......................         382,072
      7,900   Computer Sciences Corp.*.....         372,090
  1,159,600   Microsoft Corp. .............      32,062,940
     13,400   Storage Technology Corp.*....         338,484
                                             --------------
                                                 41,110,529
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
    369,200   Dell, Inc.*..................      13,143,520
     32,800   EMC Corp.*...................         378,512
    299,300   Hewlett-Packard Company......       5,611,875
     60,200   International Business
                Machines Corp. ............       5,161,548
      3,900   Lexmark International Group,
                Inc.*......................         327,639
                                             --------------
                                                 24,623,094
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
     29,800   Centex Corp.(a)..............       1,503,708
    116,200   D.R. Horton, Inc. ...........       3,847,382
     44,500   KB Home......................       3,759,805
     39,200   MDC Holdings, Inc. ..........       2,865,520
     89,400   Masco Corp. .................       3,086,982
      7,200   NVR, Inc.*(a)................       3,967,200
     41,200   Standard Pacific Corp. ......       2,322,444
     37,200   The Ryland Group, Inc. ......       3,446,952
                                             --------------
                                                 24,799,993
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.2%
    108,500   Altria Group, Inc. ..........       5,103,840
     48,200   Avon Products, Inc. .........       2,105,376
     39,200   Clorox Company...............       2,089,360
     46,400   Estee Lauder Companies,
                Inc. -- Class A............       1,939,520
     30,200   FedEx Corp.(a)...............       2,587,838
    552,500   General Electric Company.....      18,552,950
     84,300   Gillette Company.............       3,518,682

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     82,100   Kimberly-Clark Corp. ........  $    5,302,839
    234,400   Procter & Gamble Company.....      12,685,728
     11,000   The Black & Decker
                Corp.(a)...................         851,840
     14,100   UST, Inc. ...................         567,666
                                             --------------
                                                 55,305,639
                                             --------------
              DISTRIBUTION -- 0.4%
     98,800   Ingram Micro, Inc. -- Class
                A*.........................       1,590,680
     16,100   Tech Data Corp.*.............         620,655
     29,300   WW Grainger, Inc. ...........       1,689,145
                                             --------------
                                                  3,900,480
                                             --------------
              ELECTRONICS -- 0.7%
    105,900   Arrow Electronics,
                Inc.*(a)...................       2,391,222
     47,400   Avnet, Inc.*.................         811,488
     18,100   Harman International
                Industries, Inc. ..........       1,950,275
     91,600   Sanmina-SCI Corp.*...........         645,780
    128,700   Vishay Intertechnology,
                Inc.*......................       1,660,230
                                             --------------
                                                  7,458,995
                                             --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     27,500   Waste Management, Inc. ......         751,850
                                             --------------
              FINANCIAL SERVICES -- 8.7%
    117,800   American Express Company.....       6,061,988
     52,800   AmeriCredit Corp.*...........       1,102,464
    153,800   Ameritrade Holding Corp. --
                Class A*...................       1,847,138
    120,900   Capital One Financial
                Corp. .....................       8,934,510
    155,100   CIT Group, Inc. .............       5,799,189
    572,200   Citigroup, Inc. .............      25,245,463
    220,100   Countrywide Financial
                Corp.(a)...................       8,669,739
     72,100   Doral Financial Corp. .......       2,989,987
    114,600   Fannie Mae...................       7,265,640
     34,200   Federated Investors, Inc. --
                Class B....................         972,648
     54,400   Freddie Mac..................       3,549,056
     36,200   Goldman Sachs Group, Inc. ...       3,375,288
    205,900   MBNA Corp. ..................       5,188,680
     35,800   Merrill Lynch & Company,
                Inc. ......................       1,779,976
     35,600   Morgan Stanley...............       1,755,080
    116,600   Providian Financial
                Corp.*(a)..................       1,811,964
     62,400   Prudential Financial,
                Inc. ......................       2,935,296
     23,000   The Bear Stearns Companies,
                Inc.(a)....................       2,211,910
     21,000   Westcorp.....................         892,920
                                             --------------
                                                 92,388,936
                                             --------------

                            See notes to portfolios.

                          GROWTH AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.8%
     46,100   Adolph Coors Company -- Class
                B..........................  $    3,131,112
     94,000   Anheuser-Busch Companies,
                Inc. ......................       4,695,300
     48,600   Archer-Daniels-Midland
                Company....................         825,228
    111,200   Coca-Cola Company............       4,453,560
     17,100   Dean Foods Company*..........         513,342
     65,800   Kraft Foods, Inc. -- Class
                A..........................       2,087,176
    183,700   PepsiCo, Inc. ...............       8,937,005
     67,500   The Pepsi Bottling Group,
                Inc. ......................       1,832,625
    214,100   Tyson Foods, Inc. -- Class
                A(a).......................       3,429,882
      5,600   Wm Wrigley Jr Company........         354,536
                                             --------------
                                                 30,259,766
                                             --------------
              FUNERAL SERVICES -- 0.0%
     53,000   Service Corp.
                International*.............         329,130
                                             --------------
              INSURANCE -- 4.5%
      9,700   Ace, Ltd. ...................         388,582
     43,700   Aetna, Inc. .................       4,366,941
    129,900   Allstate Corp. ..............       6,233,901
    146,600   American International Group,
                Inc. ......................       9,967,334
      8,600   AmerUs Group Company.........         352,600
      8,600   Cincinnati Financial
                Corp. .....................         354,492
     21,300   Fidelity National Financial,
                Inc. ......................         811,530
     48,500   Humana, Inc.*................         969,030
     73,000   IPC Holdings, Ltd. ..........       2,774,730
     52,200   Jefferson-Pilot Corp.(a).....       2,592,252
     82,900   Lincoln National Corp. ......       3,896,300
     41,900   Loews Corp. .................       2,451,150
     40,700   MBIA, Inc. ..................       2,369,147
     57,300   Mercury General Corp. .......       3,030,597
     10,200   MetLife, Inc. ...............         394,230
     11,900   Nationwide Financial
                Services, Inc. -- Class
                A..........................         417,809
     70,100   Principal Financial Group,
                Inc. ......................       2,521,497
     34,200   Radian Group, Inc. ..........       1,581,066
     26,900   RenaissanceRe Holdings,
                Ltd. ......................       1,387,502
     19,300   StanCorp Financial Group,
                Inc. ......................       1,374,160
                                             --------------
                                                 48,234,850
                                             --------------
              INTERNET SERVICES -- 4.3%
  1,041,100   Cisco Systems, Inc.*.........      18,843,910
     96,600   eBay, Inc.*..................       8,881,404
    185,500   Juniper Networks, Inc.*......       4,377,800
     51,800   Symantec Corp.*(a)...........       2,842,784
    196,700   VeriSign, Inc.*(a)...........       3,910,396
    202,600   YAHOO!, Inc.*(a).............       6,870,166
                                             --------------
                                                 45,726,460
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 1.9%
    121,600   Marriott International,
                Inc. -- Class A............  $    6,318,336
     71,200   MGM MIRAGE*..................       3,535,080
     19,800   Royal Caribbean Cruises,
                Ltd.(a)....................         863,280
    139,600   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       6,480,232
     50,700   Wynn Resorts, Ltd.*(a).......       2,620,683
                                             --------------
                                                 19,817,611
                                             --------------
              MACHINERY -- 0.2%
     24,200   Graco, Inc. .................         810,700
     20,800   Terex Corp.*.................         902,720
                                             --------------
                                                  1,713,420
                                             --------------
              MANUFACTURING -- 1.5%
     51,200   3M Company...................       4,094,464
     32,000   Briggs & Stratton Corp. .....       2,598,400
     39,900   Harsco Corp. ................       1,791,510
    106,300   Honeywell International,
                Inc. ......................       3,811,918
    133,200   Tyco International, Ltd. ....       4,083,912
                                             --------------
                                                 16,380,204
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.7%
     95,500   IMS Health, Inc. ............       2,284,360
     31,200   Manor Care, Inc. ............         934,752
     31,100   McKesson Corp. ..............         797,715
     64,300   Medco Health Solutions,
                Inc.*......................       1,986,870
     14,700   UnitedHealth Group, Inc. ....       1,083,978
                                             --------------
                                                  7,087,675
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.1%
     28,100   Allergan, Inc. ..............       2,038,655
     49,200   Bausch & Lomb, Inc.(a).......       3,269,340
     10,700   C. R. Bard, Inc. ............         605,941
     51,300   Guidant Corp. ...............       3,387,852
    343,500   Johnson & Johnson............      19,349,355
     48,800   Kinetic Concepts, Inc.*(a)...       2,564,440
      6,700   Medtronic, Inc. .............         347,730
      6,400   Respironics, Inc.*...........         342,016
     65,900   St. Jude Medical, Inc.*......       4,960,293
     24,400   Varian Medical Systems,
                Inc.*......................         843,508
     71,800   Zimmer Holdings, Inc.*.......       5,675,072
                                             --------------
                                                 43,384,202
                                             --------------
              METALS AND MINING -- 1.0%
      8,300   Newmont Mining Corp.(a)......         377,899
     60,400   Nucor Corp. .................       5,518,748
     35,100   Southern Peru Copper
                Corp. .....................       1,813,266
     39,100   Steel Dynamics, Inc.(a)......       1,510,042
     70,700   Worthington Industries,
                Inc. ......................       1,509,445
                                             --------------
                                                 10,729,400
                                             --------------

                            See notes to portfolios.

                          GROWTH AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 7.8%
     48,800   Amerada Hess Corp. ..........  $    4,343,200
     20,400   Apache Corp. ................       1,022,244
    104,800   Burlington Resources,
                Inc.(a)....................       4,275,840
    280,800   ChevronTexaco Corp. .........      15,062,112
     95,700   ConocoPhillips...............       7,928,745
      5,700   Devon Energy Corp. ..........         404,757
     50,100   ENSCO International, Inc. ...       1,636,767
     76,800   EOG Resources, Inc. .........       5,057,280
    347,200   Exxon Mobil Corp. ...........      16,780,176
     82,000   Marathon Oil Corp. ..........       3,384,960
     29,200   Newfield Exploration
                Company*...................       1,788,208
     51,100   Occidental Petroleum
                Corp. .....................       2,858,023
     94,200   PetroKazakhstan,
                Inc. -- Class A............       3,228,234
     52,200   Praxair, Inc. ...............       2,231,028
     50,400   Schlumberger, Ltd. ..........       3,392,424
     77,500   Sunoco, Inc. ................       5,733,450
     49,800   Tesoro Petroleum Corp.*......       1,470,594
     33,300   Valero Energy Corp. .........       2,670,993
                                             --------------
                                                 83,269,035
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.3%
    137,700   Louisiana-Pacific Corp. .....       3,573,315
                                             --------------
              PHARMACEUTICALS -- 4.4%
      8,000   Abbott Laboratories..........         338,880
     15,700   AmerisourceBergen Corp.(a)...         843,247
     75,700   Cardinal Health, Inc. .......       3,313,389
    183,300   Caremark Rx, Inc.*...........       5,878,431
    119,200   Eli Lilly and Company........       7,157,960
      8,300   Forest Laboratories, Inc.*...         373,334
     86,125   IVAX Corp.*..................       1,649,294
     35,900   Merck & Company, Inc. .......       1,184,700
    798,600   Pfizer, Inc. ................      24,437,160
     92,500   Schering-Plough Corp. .......       1,763,050
                                             --------------
                                                 46,939,445
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     10,200   AMB Property Corp. ..........         377,604
     32,800   Equity Office Properties
                Trust......................         893,800
      6,700   Public Storage, Inc. ........         331,985
                                             --------------
                                                  1,603,389
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.9%
    116,500   Amgen, Inc.*.................       6,603,220
     43,100   Biogen Idec, Inc.*...........       2,636,427
    119,200   Genentech, Inc.*.............       6,248,464
     11,800   Genzyme Corp.*...............         642,038
     53,200   Gilead Sciences, Inc.*.......       1,988,616
     37,900   ImClone Systems, Inc.*(a)....       2,003,015
                                             --------------
                                                 20,121,780
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 5.2%
     44,400   7-Eleven, Inc.*..............  $      887,112
    104,400   Barnes & Noble, Inc.*........       3,862,800
     55,400   BJ'S Wholesale Club, Inc.*...       1,514,636
     25,500   Circuit City Stores, Inc. ...         391,170
     24,500   Costco Wholesale Corp. ......       1,018,220
     79,900   Federated Department Stores,
                Inc. ......................       3,629,857
    394,700   Home Depot, Inc. ............      15,472,240
    130,500   J. C. Penney Company, Inc.
                (Holding Company)..........       4,604,040
     11,400   Kmart Holding Corp.*(a)......         997,158
     17,900   Longs Drug Stores Corp. .....         433,180
     12,600   May Department Stores
                Company....................         322,938
    165,900   Staples, Inc. ...............       4,947,138
     36,900   Target Corp. ................       1,669,725
     25,900   Toys "R" Us, Inc.*...........         459,466
    289,800   Wal-Mart Stores, Inc. .......      15,417,360
                                             --------------
                                                 55,627,040
                                             --------------
              RETAIL: RESTAURANTS -- 0.7%
    179,700   McDonald's Corp. ............       5,036,991
     18,700   Starbucks Corp.*.............         850,102
     37,000   YUM! Brands, Inc. ...........       1,504,420
                                             --------------
                                                  7,391,513
                                             --------------
              RETAIL: SUPERMARKETS -- 0.7%
    154,100   SUPERVALU, Inc. .............       4,245,455
    242,600   The Kroger Company*..........       3,765,152
                                             --------------
                                                  8,010,607
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     19,200   Agilent Technologies,
                Inc.*......................         414,144
     32,500   Fisher Scientific
                International, Inc.*(a)....       1,895,725
                                             --------------
                                                  2,309,869
                                             --------------
              SEMICONDUCTORS -- 2.7%
    181,600   Altera Corp.*(a).............       3,553,912
     99,600   Applied Materials, Inc.*.....       1,642,404
    380,000   Intel Corp. .................       7,622,800
    168,300   Micron Technology, Inc.*.....       2,024,649
    225,500   National Semiconductor
                Corp.*.....................       3,492,995
    252,200   PMC-Sierra, Inc.*(a).........       2,221,882
    365,600   Texas Instruments, Inc. .....       7,779,968
                                             --------------
                                                 28,338,610
                                             --------------

                            See notes to portfolios.

                          GROWTH AND INCOME PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.5%
     74,200   AT&T Corp. ..................  $    1,062,544
     89,500   AT&T Wireless Services,
                Inc.*......................       1,322,810
    131,500   Avaya, Inc.*.................       1,833,110
    120,800   BellSouth Corp. .............       3,276,096
     75,300   CenturyTel, Inc.(a)..........       2,578,272
    133,700   Comverse Technology, Inc.*...       2,517,571
    494,500   JDS Uniphase Corp.*(a).......       1,666,465
    736,300   Motorola, Inc.(a)............      13,282,852
     72,000   Nextel Communications,
                Inc. -- Class A*...........       1,716,480
      9,300   Plantronics, Inc. ...........         402,132
    238,500   QUALCOMM, Inc. ..............       9,311,040
    108,000   SBC Communications, Inc. ....       2,802,600
    155,200   Sprint Corp. (FON Group).....       3,124,176
     60,200   Telephone and Data Systems,
                Inc.(a)....................       5,067,034
    297,200   Tellabs, Inc.*(a)............       2,731,268
    426,400   Verizon Communications,
                Inc. ......................      16,791,632
                                             --------------
                                                 69,486,082
                                             --------------
              TRANSPORTATION -- 1.2%
     16,700   Burlington Northern Santa Fe
                Corp. .....................         639,777
     39,800   CNF, Inc. ...................       1,631,402
     54,100   JB Hunt Transport Services,
                Inc. ......................       2,009,274
      9,200   Ryder System, Inc.(a)........         432,768
     96,000   Teekay Shipping Corp.(a).....       4,136,640
     49,600   United Parcel Service,
                Inc. -- Class B............       3,765,632
                                             --------------
                                                 12,615,493
                                             --------------
              UTILITIES: ELECTRIC -- 2.5%
     30,600   Alliant Energy Corp. ........         761,328
     60,700   American Electric Power
                Company, Inc. .............       1,939,972
    172,400   CenterPoint Energy,
                Inc.(a)....................       1,786,064
     20,700   Consolidated Edison, Inc. ...         870,228
     88,300   Constellation Energy Group,
                Inc. ......................       3,517,872
    201,900   Edison International.........       5,352,369
     16,200   Entergy Corp. ...............         981,882
     87,500   Exelon Corp. ................       3,210,375
     74,700   Pepco Holdings, Inc. ........       1,486,530
     15,600   PG&E Corp.*..................         474,240
     47,400   SCANA Corp. .................       1,769,916
     47,700   TECO Energy, Inc. ...........         645,381
     89,500   TXU Corp. ...................       4,288,840
                                             --------------
                                                 27,084,997
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.1%
     15,600   Sempra Energy................  $      564,564
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,027,858,534)......   1,052,584,830
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 9.3%
$99,858,302   Securities Lending Collateral
                Investment (Note 2) (Cost
                $99,858,302)...............      99,858,302
                                             --------------
              TOTAL SECURITIES
                (Cost $1,127,716,836)......   1,152,443,132
                                             --------------
              REPURCHASE AGREEMENT -- 1.5%
 15,780,381   With Investors Bank and
                Trust, dated 09/30/04,
                0.96%, due 10/01/04,
                repurchase proceeds at
                maturity $15,780,802
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 2.86% -- 4.35%,
                due 09/01/30 to 10/01/40,
                with a total value of
                $11,544,999, and Small
                Business Administration,
                4.38%, due 12/25/15, with a
                value of $5,024,653) (Cost
                $15,780,381)...............      15,780,381
                                             --------------
              Total Investments -- 109.4%
                (Cost $1,143,497,217)......   1,168,223,513
              Liabilities less other
                assets -- (9.4)%...........    (100,437,627)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,067,785,886
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $1,143,497,217.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 61,683,408
    Gross unrealized depreciation..........   (36,957,112)
                                             ------------
    Net unrealized appreciation............  $ 24,726,296
                                             ============

---------------

 *  Non-income producing security.
(a) All or part of this security is on loan.

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 96.0%
               AEROSPACE AND DEFENSE -- 1.0%
      74,251   General Dynamics Corp. .....  $    7,581,027
     262,400   The Boeing Company..........      13,545,088
                                             --------------
                                                 21,126,115
                                             --------------
               AGRICULTURE -- 0.8%
     473,100   Monsanto Company............      17,230,302
                                             --------------
               AIRLINES -- 0.9%
   1,363,200   Southwest Airlines
                 Company...................      18,566,784
                                             --------------
               APPAREL: MANUFACTURING -- 1.1%
     282,327   Nike, Inc. -- Class B.......      22,247,368
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.3%
     195,000   Advance Auto Parts, Inc.*...       6,708,000
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.8%
     832,229   The DIRECTV Group, Inc.*....      14,638,908
     738,800   Time Warner, Inc.*..........      11,924,232
     336,000   XM Satellite Radio Holdings,
                 Inc. -- Class A*(a).......      10,422,720
                                             --------------
                                                 36,985,860
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.5%
     222,600   First Data Corp. ...........       9,683,100
                                             --------------
               CHEMICALS -- 0.8%
     386,000   The Dow Chemical Company....      17,439,480
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.7%
     455,837   Electronic Arts, Inc.*(a)...      20,963,944
   3,583,660   Microsoft Corp. ............      99,088,199
                                             --------------
                                                120,052,143
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
   1,638,042   Dell, Inc.*.................      58,314,295
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
     186,627   Lennar Corp. -- Class A.....       8,883,445
       8,306   Lennar Corp. -- Class B.....         363,803
                                             --------------
                                                  9,247,248
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.7%
     180,700   Estee Lauder Companies,
                 Inc. -- Class A...........       7,553,260
     331,586   FedEx Corp.(a)..............      28,413,604
   1,932,453   General Electric Company....      64,891,772
     160,900   Kimberly-Clark Corp. .......      10,392,531
     946,648   Procter & Gamble Company....      51,232,590
                                             --------------
                                                162,483,757
                                             --------------
               FINANCIAL SERVICES -- 10.5%
     428,100   American Express Company....      22,030,026
     594,000   Ameritrade Holding Corp. --
                 Class A*(a)...............       7,133,940

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     466,700   Capital One Financial
                 Corp.(a)..................  $   34,489,130
     565,897   Citigroup, Inc. ............      24,967,376
     983,980   Countrywide Financial
                 Corp.(a)..................      38,758,972
     423,700   Fannie Mae..................      26,862,580
     160,133   Goldman Sachs Group,
                 Inc. .....................      14,930,801
     280,867   Merrill Lynch & Company,
                 Inc. .....................      13,964,707
     841,607   SLM Corp. ..................      37,535,672
                                             --------------
                                                220,673,204
                                             --------------
               FOOD AND BEVERAGE -- 2.9%
     260,700   Anheuser-Busch Companies,
                 Inc. .....................      13,021,965
     268,800   Coca-Cola Company...........      10,765,440
     748,359   PepsiCo, Inc. ..............      36,407,665
                                             --------------
                                                 60,195,070
                                             --------------
               INSURANCE -- 1.0%
     300,600   American International
                 Group,
                 Inc. .....................      20,437,794
                                             --------------
               INTERNET SERVICES -- 7.9%
   3,214,140   Cisco Systems, Inc.*........      58,175,934
     599,922   eBay, Inc.*.................      55,156,829
     716,300   Juniper Networks, Inc.*.....      16,904,680
     759,700   VeriSign, Inc.*(a)..........      15,102,836
     616,500   YAHOO!, Inc.*...............      20,905,515
                                             --------------
                                                166,245,794
                                             --------------
               LEISURE AND RECREATION -- 4.9%
     154,180   Carnival Corp. .............       7,291,172
     142,558   Four Seasons Hotels,
                 Inc.(a)...................       9,137,968
     147,311   Mandalay Resort Group.......      10,112,900
     473,500   Marriott International,
                 Inc. -- Class A...........      24,603,060
     155,849   MGM MIRAGE*.................       7,737,903
     539,200   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........      25,029,664
     371,742   Wynn Resorts, Ltd.*(a)......      19,215,344
                                             --------------
                                                103,128,011
                                             --------------
               MACHINERY -- 1.3%
     338,584   Caterpillar, Inc. ..........      27,239,083
                                             --------------
               MANUFACTURING -- 1.2%
     711,504   Honeywell International,
                 Inc. .....................      25,514,533
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
     248,300   Medco Health Solutions,
                 Inc.*.....................       7,672,470
     841,920   UnitedHealth Group, Inc. ...      62,083,181
                                             --------------
                                                 69,755,651
                                             --------------

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.9%
     575,124   Boston Scientific Corp.*....  $   22,849,677
     197,900   Guidant Corp. ..............      13,069,316
     653,700   Johnson & Johnson...........      36,822,921
     190,200   Kinetic Concepts,
                 Inc.*(a)..................       9,995,010
     270,066   Medtronic, Inc. ............      14,016,425
     185,700   St. Jude Medical, Inc.*.....      13,977,639
     431,122   Zimmer Holdings, Inc.*......      34,075,883
                                             --------------
                                                144,806,871
                                             --------------
               OIL, COAL AND GAS -- 1.4%
     106,300   ENSCO International,
                 Inc. .....................       3,472,821
     296,100   EOG Resources, Inc. ........      19,498,185
     113,440   Newfield Exploration
                 Company*..................       6,947,066
                                             --------------
                                                 29,918,072
                                             --------------
               PHARMACEUTICALS -- 4.7%
     449,500   Caremark Rx, Inc.*..........      14,415,465
     210,200   Eli Lilly and Company.......      12,622,510
     335,800   IVAX Corp.*.................       6,430,570
   1,882,539   Pfizer, Inc. ...............      57,605,693
     358,700   Schering-Plough Corp. ......       6,836,822
                                             --------------
                                                 97,911,060
                                             --------------
               RESEARCH AND DEVELOPMENT -- 4.0%
     330,769   Amgen, Inc.*................      18,747,987
     980,310   Genentech, Inc.*(a).........      51,387,850
     204,300   Gilead Sciences, Inc.*......       7,636,734
     116,800   ImClone Systems, Inc.*(a)...       6,172,880
                                             --------------
                                                 83,945,451
                                             --------------
               RETAIL -- 8.4%
   1,181,300   Home Depot, Inc. ...........      46,306,960
     503,700   JC Penney Company, Inc.
                 (Holding Company)(a)......      17,770,536
     553,999   Lowe's Companies, Inc. .....      30,109,846
     640,700   Staples, Inc. ..............      19,105,674
      78,700   Target Corp. ...............       3,561,175
     240,644   Tiffany & Company...........       7,397,397
     965,559   Wal-Mart Stores, Inc. ......      51,367,738
                                             --------------
                                                175,619,326
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 1.3%
     601,000   McDonald's Corp. ...........  $   16,846,030
     241,464   Starbucks Corp.*............      10,976,953
                                             --------------
                                                 27,822,983
                                             --------------
               RETAIL: SUPERMARKETS -- 0.7%
     170,987   Whole Foods Market,
                 Inc.(a)...................      14,668,975
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     125,600   Fisher Scientific
                 International, Inc.*......       7,326,248
                                             --------------
               SEMICONDUCTORS -- 3.7%
     697,800   Altera Corp.*(a)............      13,655,946
     385,600   Applied Materials, Inc.*....       6,358,544
     492,370   Intel Corp. ................       9,876,942
     696,200   National Semiconductor
                 Corp.*....................      10,784,138
     973,700   PMC-Sierra, Inc.*(a)........       8,578,297
   1,296,300   Texas Instruments, Inc. ....      27,585,264
                                             --------------
                                                 76,839,131
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 7.2%
     505,200   Avaya, Inc.*................       7,042,488
     521,500   Comverse Technology,
                 Inc.*.....................       9,819,845
   1,929,500   JDS Uniphase Corp.*.........       6,502,415
   2,696,694   Motorola, Inc. .............      48,648,360
   1,508,296   QUALCOMM, Inc. .............      58,883,876
     529,798   Verizon Communications,
                 Inc. .....................      20,863,445
                                             --------------
                                                151,760,429
                                             --------------
               TRANSPORTATION -- 0.6%
     156,200   United Parcel Service,
                 Inc. -- Class B...........      11,858,704
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $1,881,396,372)...........   2,015,750,842
                                             --------------

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 5.1%
$106,480,190   Securities Lending
                 Collateral Investment
                 (Note 2)
                 (Cost $106,480,190).......  $  106,480,190
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,987,876,562)...........   2,122,231,032
                                             --------------
               REPURCHASE AGREEMENTS -- 3.7%
  78,059,171   With Investors Bank and
                 Trust, dated 09/30/04,
                 0.96%, due 10/01/04,
                 repurchase proceeds at
                 maturity $78,061,253
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 4.09% -- 5.20%,
                 due 05/01/33 -- 08/01/34,
                 with a total value of
                 $78,395,026, and Small
                 Business Administration,
                 4.63%, due 05/25/27, with
                 a value of $3,567,103)
                 (Cost $78,059,171)........      78,059,171
                                             --------------
               Total Investments -- 104.8%
                 (Cost $2,065,935,733).....   2,200,290,203
               Liabilities less other
                 assets -- (4.8)%..........    (101,361,343)
                                             --------------
               NET ASSETS -- 100.0%........  $2,098,928,860
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $2,065,935,733.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $165,553,668
    Gross unrealized depreciation..........   (31,199,198)
                                             ------------
    Net unrealized appreciation............  $134,354,470
                                             ============

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

                            See notes to portfolios.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 94.8%
              AEROSPACE AND DEFENSE -- 2.9%
    197,300   Goodrich Corp. ................  $  6,187,328
     80,300   United Defense Industries,
                Inc.*........................     3,211,197
                                               ------------
                                                  9,398,525
                                               ------------
              AGRICULTURE -- 1.0%
     84,900   Bunge, Ltd. ...................     3,394,302
                                               ------------
              APPAREL: RETAIL -- 2.6%
    213,800   Foot Locker, Inc. .............     5,067,060
    156,300   Limited Brands.................     3,483,927
                                               ------------
                                                  8,550,987
                                               ------------
              ASSET MANAGEMENT -- 1.8%
    192,000   Brascan Corp. -- Class A(a)....     5,798,400
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.5%
     79,300   Genuine Parts Company..........     3,043,534
     90,700   Lear Corp. ....................     4,938,615
                                               ------------
                                                  7,982,149
                                               ------------
              BANKS -- 6.3%
     49,100   M&T Bank Corp. ................     4,698,870
    201,000   North Fork Bancorp, Inc.(a)....     8,934,450
    160,800   State Street Corp. ............     6,867,768
                                               ------------
                                                 20,501,088
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.9%
     89,300   Entercom Communications
                Corp.*.......................     2,916,538
     79,800   Tribune Company(a).............     3,283,770
                                               ------------
                                                  6,200,308
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.6%
    148,200   Diebold, Inc.(a)...............     6,920,940
    107,200   Manpower, Inc. ................     4,769,328
                                               ------------
                                                 11,690,268
                                               ------------
              CHEMICALS -- 4.5%
    210,700   International Flavors &
                Fragrances, Inc. ............     8,048,740
    426,200   Methanex Corp. ................     6,422,834
                                               ------------
                                                 14,471,574
                                               ------------
              COMMERCIAL SERVICES -- 1.1%
    152,800   ARAMARK Corp. -- Class B.......     3,688,592
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
     48,500   CACI International, Inc. --
                Class A*.....................     2,559,830
     58,100   Cognos, Inc.*..................     2,063,712
     92,700   Hyperion Solutions Corp.*......     3,150,873
    335,500   SkillSoft PLC (ADR)*...........     2,244,495
                                               ------------
                                                 10,018,910
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.5%
    129,500   American Standard Companies,
                Inc.*........................  $  5,038,845
     98,100   York International Corp. ......     3,098,979
                                               ------------
                                                  8,137,824
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.5%
     50,500   Fortune Brands, Inc. ..........     3,741,545
    101,600   The Sherwin-Williams Company...     4,466,336
                                               ------------
                                                  8,207,881
                                               ------------
              CONTAINERS AND PACKAGING -- 1.5%
    214,400   Pactiv Corp.*..................     4,984,800
                                               ------------
              DISTRIBUTION -- 0.9%
     52,700   CDW Corp. .....................     3,058,181
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.5%
     54,600   Waste Management, Inc. ........     1,492,764
                                               ------------
              FINANCIAL SERVICES -- 3.2%
    209,900   CIT Group, Inc. ...............     7,848,161
    156,900   MoneyGram International,
                Inc. ........................     2,679,852
                                               ------------
                                                 10,528,013
                                               ------------
              FOOD AND BEVERAGE -- 2.8%
    174,100   Allied Domecq PLC (ADR)(a).....     5,968,148
    102,700   Sysco Corp. ...................     3,072,784
                                               ------------
                                                  9,040,932
                                               ------------
              INSURANCE -- 6.7%
    120,600   Assurant, Inc. ................     3,135,600
     85,800   Everest Re Group, Ltd. ........     6,377,514
    129,900   MBIA, Inc. ....................     7,561,479
    125,000   Willis Group Holdings, Ltd. ...     4,675,000
                                               ------------
                                                 21,749,593
                                               ------------
              INTERNET SERVICES -- 0.8%
    131,200   McAfee, Inc.*..................     2,637,120
                                               ------------
              LEISURE AND RECREATION -- 2.0%
    145,900   InterContinental Hotels Group
                PLC (ADR)....................     1,686,604
    111,600   Royal Caribbean Cruises,
                Ltd.(a)......................     4,865,760
                                               ------------
                                                  6,552,364
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.6%
     58,100   Anthem, Inc.*(a)...............     5,069,225
    114,300   Omnicare, Inc. ................     3,241,548
                                               ------------
                                                  8,310,773
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.0%
    113,800   C. R. Bard, Inc. ..............     6,444,494
                                               ------------

                            See notes to portfolios.

                            MID-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: EQUIPMENT -- 0.8%
     48,100   Cooper Cameron Corp.*(a).......  $  2,637,804
                                               ------------
              OIL, COAL AND GAS -- 6.2%
    121,500   EnCana Corp. ..................     5,625,450
    115,700   Praxair, Inc. .................     4,945,018
    120,600   Questar Corp. .................     5,525,892
     80,400   Weatherford International,
                Ltd.*........................     4,102,008
                                               ------------
                                                 20,198,368
                                               ------------
              PHARMACEUTICALS -- 1.3%
     67,000   Schering AG (ADR)(a)...........     4,204,250
                                               ------------
              PRINTING AND PUBLISHING -- 1.6%
    167,169   R.R. Donnelley & Sons Company..     5,235,733
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.8%
     44,700   Forest City Enterprises,
                Inc. -- Class A..............     2,462,970
                                               ------------
              RETAIL -- 3.1%
     80,400   CVS Corp. .....................     3,387,252
    249,500   Dollar Tree Stores, Inc.*(a)...     6,724,025
                                               ------------
                                                 10,111,277
                                               ------------
              RETAIL: RESTAURANTS -- 1.4%
    111,600   YUM! Brands, Inc. .............     4,537,656
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.8%
     41,900   Fisher Scientific
                International, Inc.*(a)......     2,444,027
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.2%
    281,400   UNOVA, Inc.*...................     3,953,670
                                               ------------
              TOOLS -- 1.5%
    111,600   Stanley Works(a)...............     4,746,348
                                               ------------
              TOYS -- 1.5%
    263,300   Mattel, Inc.(a)................     4,773,629
                                               ------------
              TRANSPORTATION -- 6.1%
    201,000   CSX Corp. .....................     6,673,200
    171,000   Florida East Coast Industries,
                Inc. ........................     6,421,050
    223,300   Norfolk Southern Corp. ........     6,640,942
                                               ------------
                                                 19,735,192
                                               ------------
              UTILITIES: ELECTRIC -- 7.1%
     86,100   Entergy Corp. .................     5,218,521
    205,000   PG&E Corp.*....................     6,232,000
     68,100   PPL Corp. .....................     3,212,958
    178,200   TXU Corp.(a)...................     8,539,345
                                               ------------
                                                 23,202,824
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 2.1%
    223,300   AGL Resources, Inc. ...........  $  6,870,941
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $286,961,877)................   307,954,531
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 14.6%
$47,535,805   Securities Lending Collateral
                Investment (Note 2) (Cost
                $47,535,805).................    47,535,805
                                               ------------
              TOTAL SECURITIES (Cost
                $334,497,682)................   355,490,336
                                               ------------
              REPURCHASE AGREEMENT -- 7.1%
 23,170,824   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $23,171,442
                (Collateralized by Fannie
                Mae, 4.25%, due 09/25/22,
                with a value of $24,329,366)
                (Cost $23,170,824)...........    23,170,824
                                               ------------
              Total Investments -- 116.5%
                (Cost $357,668,506)..........   378,661,160
              Liabilities less other
                assets -- (16.5)%............   (53,753,681)
                                               ------------
              NET ASSETS -- 100.0%...........  $324,907,479
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $357,668,506.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $28,006,489
    Gross unrealized depreciation...........   (7,013,835)
                                              -----------
    Net unrealized appreciation.............  $20,992,654
                                              ===========

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(ADR) American Depository Receipt.

                            See notes to portfolios.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 97.8%
             ADVERTISING -- 1.9%
    62,300   Getty Images, Inc.*(a)..........  $  3,445,190
                                               ------------
             APPAREL: RETAIL -- 3.1%
   101,200   American Eagle Outfitters,
               Inc. .........................     3,729,220
    73,900   AnnTaylor Stores Corp.*.........     1,729,260
                                               ------------
                                                  5,458,480
                                               ------------
             BANKS -- 1.8%
   150,900   Sovereign Bancorp, Inc. ........     3,292,638
                                               ------------
             BROADCAST SERVICES/MEDIA -- 4.2%
    29,600   Pixar*(a).......................     2,335,440
   163,300   XM Satellite Radio Holdings,
               Inc. -- Class A*..............     5,065,566
                                               ------------
                                                  7,401,006
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 1.0%
    68,800   Robert Half International,
               Inc...........................     1,772,976
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.2%
   110,400   Cognos, Inc.*...................     3,921,408
    52,300   NAVTEQ Corp.*...................     1,863,972
                                               ------------
                                                  5,785,380
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.0%
   235,300   ATI Technologies, Inc.*.........     3,607,149
                                               ------------
             CONSUMER GOODS AND SERVICES -- 5.7%
   175,600   Fossil, Inc.*...................     5,433,064
   973,700   Revlon, Inc. -- Class A*........     2,453,724
   144,600   Tempur-Pedic International,
               Inc.*.........................     2,167,554
                                               ------------
                                                 10,054,342
                                               ------------
             ELECTRONICS -- 5.0%
    39,300   Harman International Industries,
               Inc. .........................     4,234,575
   147,900   Trimble Navigation, Ltd.*.......     4,673,640
                                               ------------
                                                  8,908,215
                                               ------------
             FINANCIAL SERVICES -- 1.3%
    57,000   Doral Financial Corp. ..........     2,363,790
                                               ------------
             INTERNET SERVICES -- 8.6%
    60,100   InfoSpace, Inc.*(a).............     2,848,139
   123,900   Juniper Networks, Inc.*.........     2,924,040
   159,700   Monster Worldwide, Inc.*........     3,935,008
   280,200   VeriSign, Inc.*.................     5,570,376
                                               ------------
                                                 15,277,563
                                               ------------
             LEISURE AND RECREATION -- 2.9%
   114,600   Brunswick Corp..................     5,244,096
                                               ------------
             MACHINERY -- 3.2%
   148,700   Rockwell Automation, Inc........     5,754,690
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             MANUFACTURING -- 2.2%
    64,100   Zebra Technologies Corp. --
               Class A*......................  $  3,910,741
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 1.2%
    41,000   Coventry Health Care, Inc.*.....     2,188,170
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 7.9%
   101,800   C. R. Bard, Inc.................     5,764,934
    88,300   Kinetic Concepts, Inc.*.........     4,640,165
    46,300   Zimmer Holdings, Inc.*..........     3,659,552
                                               ------------
                                                 14,064,651
                                               ------------
             OIL AND GAS: EQUIPMENT -- 2.1%
    60,900   Smith International, Inc.*......     3,698,457
                                               ------------
             OIL, COAL AND GAS -- 11.2%
   222,800   Chesapeake Energy Corp..........     3,526,924
    67,300   Diamond Offshore Drilling,
               Inc.(a).......................     2,220,227
    82,300   EOG Resources, Inc..............     5,419,455
    86,800   Noble Corp.*....................     3,901,660
    87,400   Quicksilver Resources, Inc.*....     2,855,358
    59,200   XTO Energy, Inc.................     1,922,816
                                               ------------
                                                 19,846,440
                                               ------------
             PHARMACEUTICALS -- 3.5%
   177,100   IVAX Corp.*.....................     3,391,465
   108,900   MGI Pharma, Inc.*...............     2,906,541
                                               ------------
                                                  6,298,006
                                               ------------
             RESEARCH AND DEVELOPMENT -- 3.0%
    55,000   Eyetech Pharmaceuticals,
               Inc.*.........................     1,869,450
    72,100   Martek Biosciences Corp.*.......     3,506,944
                                               ------------
                                                  5,376,394
                                               ------------
             RETAIL -- 2.8%
   144,000   MSC Industrial Direct Company,
               Inc. -- Class A...............     4,907,520
                                               ------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.1%
    63,100   Fisher Scientific International,
               Inc.*(a)......................     3,680,623
                                               ------------
             SEMICONDUCTORS -- 4.0%
    82,200   Cree, Inc.*(a)..................     2,509,566
   173,900   Marvell Technology Group,
               Ltd.*.........................     4,544,007
                                               ------------
                                                  7,053,573
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 13.9%
   230,400   American Tower Corp. -- Class
               A*............................     3,536,640
   218,700   Andrew Corp.*(a)................     2,676,888
   241,900   Comverse Technology, Inc.*......     4,554,977

                            See notes to portfolios.

                            MID-CAP GROWTH PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND SERVICES
               (CONTINUED)
   106,700   Harris Corp.....................  $  5,862,098
   133,500   Polycom, Inc.*..................     2,645,970
    78,700   SpectraSite, Inc.*..............     3,659,550
   109,700   Tekelec*........................     1,829,796
                                               ------------
                                                 24,765,919
                                               ------------
             TOTAL COMMON STOCKS (Cost
               $171,950,976).................   174,156,009
                                               ------------
PRINCIPAL
---------
             SECURITIES LENDING COLLATERAL -- 3.7%
$6,584,499   Securities Lending Collateral
               Investment (Note 2)
               (Cost $6,584,499).............     6,584,499
                                               ------------
             Total Investments -- 101.5%
               (Cost $178,535,475)...........   180,740,508
             Liabilities less other
               assets -- (1.5)%..............    (2,648,245)
                                               ------------
             NET ASSETS -- 100.0%............  $178,092,263
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $178,535,475.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 4,005,621
    Gross unrealized depreciation...........   (1,800,588)
                                              -----------
    Net unrealized appreciation.............  $ 2,205,033
                                              ===========

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

                            See notes to portfolios.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.3%
              ADVERTISING -- 5.1%
    322,650   Catalina Marketing Corp.(a)....  $  7,446,762
                                               ------------
              AGRICULTURE -- 4.6%
    250,750   Delta and Pine Land Company....     6,707,563
                                               ------------
              APPAREL: RETAIL -- 0.3%
     42,625   Payless ShoeSource, Inc.*......       431,791
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 1.7%
    153,650   Exide Technologies*............     2,435,353
                                               ------------
              BANKS -- 5.2%
    125,925   Commercial Federal Corp. ......     3,397,456
     52,075   First Financial Bancorp. ......       889,441
     73,800   Provident Financial Services,
                Inc. ........................     1,273,050
     41,725   UMB Financial Corp. ...........     1,989,031
                                               ------------
                                                  7,548,978
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 7.8%
    281,550   CSG Systems International,
                Inc.*........................     4,338,686
    323,900   Dendrite International,
                Inc.*........................     5,221,267
     96,700   FTI Consulting, Inc.*..........     1,827,630
                                               ------------
                                                 11,387,583
                                               ------------
              CHEMICALS -- 2.6%
     33,400   Cabot Microelectronics
                Corp.*(a)....................     1,210,750
    208,150   Tetra Tech, Inc.*..............     2,637,261
                                               ------------
                                                  3,848,011
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.6%
    255,325   Gartner, Inc. -- Class A*(a)...     2,984,749
     66,325   Gartner, Inc. -- Class B*......       766,054
     93,600   Keane, Inc.*...................     1,437,696
                                               ------------
                                                  5,188,499
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
     55,300   Black Box Corp. ...............     2,043,335
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.1%
    100,825   Blyth, Inc. ...................     3,115,493
                                               ------------
              EDUCATION -- 1.4%
     56,200   ITT Educational Services,
                Inc.*........................     2,026,010
                                               ------------
              ELECTRONICS -- 2.0%
    134,550   Belden CDT, Inc.(a)............     2,933,190
                                               ------------
              FINANCIAL SERVICES -- 6.5%
    218,200   Investment Technology Group,
                Inc.*........................     3,338,459
    127,962   Raymond James Financial,
                Inc. ........................     3,086,443
    136,600   Waddell & Reed Financial,
                Inc. -- Class A..............     3,005,200
                                               ------------
                                                  9,430,102
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 1.8%
    101,475   American Italian Pasta
                Company -- Class A(a)........  $  2,653,571
                                               ------------
              INSURANCE -- 6.1%
    143,700   Horace Mann Educators Corp. ...     2,526,246
    107,225   Infinity Property & Casualty
                Corp. .......................     3,166,354
    305,325   Phoenix Companies, Inc.(a).....     3,181,487
                                               ------------
                                                  8,874,087
                                               ------------
              INTERNET SERVICES -- 2.7%
    380,875   EarthLink, Inc.*...............     3,923,013
                                               ------------
              LEISURE AND RECREATION -- 4.1%
    179,550   Speedway Motorsports, Inc. ....     5,984,402
                                               ------------
              MANUFACTURING -- 8.4%
    234,100   Acuity Brands, Inc. ...........     5,564,556
    133,750   Crane Company..................     3,868,050
    158,475   Tredegar Corp. ................     2,884,245
                                               ------------
                                                 12,316,851
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.1%
    103,600   LifePoint Hospitals,
                Inc.*(a).....................     3,109,036
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.7%
     75,775   Haemonetics Corp.*.............     2,488,451
                                               ------------
              OIL, COAL AND GAS -- 7.2%
    119,000   Forest Oil Corp.*(a)...........     3,584,280
    104,925   Oceaneering International,
                Inc.*........................     3,865,436
     95,750   Tidewater, Inc. ...............     3,116,663
                                               ------------
                                                 10,566,379
                                               ------------
              PAPER AND FOREST PRODUCTS -- 4.2%
    136,362   Rayonier, Inc. ................     6,169,017
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
     11,850   Hollinger International,
                Inc. ........................       204,887
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      2,525   Avatar Holdings, Inc.*(a)......       107,186
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.4%
     70,650   Post Properties, Inc. .........     2,112,435
                                               ------------
              RUBBER PRODUCTS -- 1.6%
     13,450   Bandag, Inc.(a)................       589,110
     42,250   Bandag, Inc. -- Class A........     1,702,253
                                               ------------
                                                  2,291,363
                                               ------------
              SECURITY SERVICES -- 2.2%
    107,725   The Brink's Company............     3,250,063
                                               ------------
              SEMICONDUCTORS -- 2.0%
    344,550   Axcelis Technologies, Inc.*....     2,852,874
                                               ------------

                            See notes to portfolios.

                           SMALL-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SPORTING GOODS AND EQUIPMENT -- 2.0%
    278,975   Callaway Golf Company(a).......  $  2,948,766
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.3%
    145,325   Commonwealth Telephone
                Enterprises, Inc.*(a)........     6,328,904
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $128,680,583)................   140,723,955
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 23.1%
$33,679,979   Securities Lending Collateral
                Investment (Note 2)
                (Cost $33,679,979)...........    33,679,979
                                               ------------
              TOTAL SECURITIES
                (Cost $162,360,562)..........   174,403,934
                                               ------------
              REPURCHASE AGREEMENTS -- 3.4%
  4,899,586   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $4,899,716
                (Collateralized by Small
                Business Administration,
                4.88%, due 06/25/27, with a
                value of $5,144,565)
                (Cost $4,899,586)............     4,899,586
                                               ------------
              Total Investments -- 122.8%
                (Cost $167,260,148)..........   179,303,520
              Liabilities less other
                assets -- (22.8)%............   (33,243,436)
                                               ------------
              NET ASSETS -- 100.0%...........  $146,060,084
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $167,260,148.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,499,819
    Gross unrealized depreciation...........   (3,456,447)
                                              -----------
    Net unrealized appreciation.............  $12,043,372
                                              ===========

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 96.9%
               ADVERTISING -- 0.4%
     107,000   ADVO, Inc. .................  $    3,310,580
      35,000   aQuantive, Inc.*............         337,750
      16,100   R.H. Donnelley Corp.*.......         794,696
      58,800   Ventiv Health, Inc.*........         996,660
                                             --------------
                                                  5,439,686
                                             --------------
               AEROSPACE AND DEFENSE -- 0.5%
      46,500   BE Aerospace, Inc.*.........         423,150
      72,800   Curtiss-Wright
                 Corp. -- Class B..........       3,938,480
       9,200   Ducommun, Inc.*.............         205,620
     171,300   Orbital Sciences Corp.*.....       1,956,246
                                             --------------
                                                  6,523,496
                                             --------------
               AIRLINES -- 0.3%
     149,200   AirTran Holdings, Inc.*.....       1,486,032
      68,800   America West Holdings
                 Corp. -- Class B*(a)......         371,520
     194,500   ExpressJet Holdings,
                 Inc.*.....................       1,946,945
      28,300   Pinnacle Airlines Corp.*....         285,830
                                             --------------
                                                  4,090,327
                                             --------------
               APPAREL: MANUFACTURING -- 0.7%
     300,450   Ashworth, Inc.*.............       2,463,690
      92,400   Gildan Activewear, Inc. --
                 Class A*..................       2,605,680
      41,800   Guess?, Inc.*...............         744,458
      16,300   Kellwood Company............         594,135
      57,330   Oxford Industries, Inc. ....       2,135,543
       7,800   Sketchers USA, Inc. -- Class
                 A*........................         113,256
                                             --------------
                                                  8,656,762
                                             --------------
               APPAREL: RETAIL -- 3.6%
      27,400   Aeropostale, Inc.*..........         717,880
      53,600   Brown Shoe Company, Inc. ...       1,343,216
     268,875   Cache, Inc.*................       4,033,125
     366,350   Casual Male Retail Group,
                 Inc.*(a)..................       1,919,674
     124,200   Cato Corp. -- Class A.......       2,763,450
     377,470   Charlotte Russe Holding,
                 Inc.*.....................       4,333,356
      97,200   Claire's Stores, Inc. ......       2,433,888
       7,300   Genesco, Inc.*..............         171,915
     308,880   Jos. A. Bank Clothiers,
                 Inc.*(a)..................       8,549,798
     356,000   Ross Stores, Inc. ..........       8,344,640
     101,300   Shoe Carnival, Inc.*........       1,194,327
     141,200   Stage Stores, Inc.*.........       4,831,864
      41,500   Stein Mart, Inc.*...........         631,630
      70,900   The Men's Wearhouse,
                 Inc.*.....................       2,059,645
                                             --------------
                                                 43,328,408
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
       3,800   Arctic Cat, Inc. ...........  $       98,610
      44,100   Monaco Coach Corp. .........         954,765
      31,600   Polaris Industries, Inc. ...       1,763,912
      69,450   Wabash National Corp.*(a)...       1,907,792
                                             --------------
                                                  4,725,079
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.2%
      71,900   Modine Manufacturing
                 Company...................       2,164,909
     195,400   O'Reilly Automotive,
                 Inc.*(a)..................       7,481,866
     211,600   Spartan Motors, Inc. .......       2,970,864
      61,700   Tenneco Automotive, Inc.*...         808,270
      63,700   Titan International,
                 Inc.(a)...................         611,520
                                             --------------
                                                 14,037,429
                                             --------------
               BANKS -- 7.6%
       7,000   ABC Bancorp.................         141,190
      94,000   AMCORE Financial, Inc. .....       2,667,720
       4,290   AmericanWest Bancorp*.......          80,909
       1,400   BancFirst Corp. ............          89,768
      19,500   BancorpSouth, Inc. .........         448,305
     151,976   Banner Corp. ...............       4,468,094
       5,400   Camden National Corp. ......         186,354
       1,700   Capital Crossing Bank*......          43,248
     162,400   Cathay General Bancorp......       6,039,656
      18,100   City Holding Company........         595,309
      17,400   Columbia Banking System,
                 Inc. .....................         413,946
      30,300   Commercial Federal Corp. ...         817,494
       8,600   Community Trust Bancorp,
                 Inc. .....................         267,288
      22,500   Corus Bankshares, Inc. .....         970,425
      25,100   First BanCorp...............       1,212,330
       9,100   First Charter Corp. ........         219,947
       2,800   First Citizens Bancshares,
                 Inc. -- Class A...........         330,400
      66,300   First Midwest Bancorp,
                 Inc. .....................       2,291,328
       9,600   First Place Financial
                 Corp. ....................         192,000
       7,400   First Republic Bank.........         340,400
      23,500   FirstFed Financial Corp.*...       1,148,680
      18,600   Flushing Financial Corp. ...         353,586
      97,200   Fremont General Corp. ......       2,250,180
      10,300   Frontier Financial Corp. ...         363,590
      21,300   Hancock Holding Company.....         677,127
     300,011   Hudson United Bancorp.......      11,055,405
       3,200   Independent Bank Corp.
                 (Massachusetts)...........          98,912
      11,000   Independent Bank Corp.
                 (Michigan)................         297,000
      30,600   IndyMac Bancorp, Inc. ......       1,107,720
      26,600   Irwin Financial Corp. ......         686,812

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       6,300   ITLA Capital Corp.*.........  $      291,060
     104,600   Laurentian Bank of
                 Canada(a).................       2,156,445
       5,900   MainSource Financial Group,
                 Inc. .....................         120,950
       4,400   Mid-State Bancshares........         113,212
      93,800   Nara Bancorp, Inc. .........       1,890,070
       5,300   NBC Capital Corp. ..........         135,786
     238,900   NewAlliance Bancshares,
                 Inc.(a)...................       3,428,215
       9,100   Old Second Bancorp, Inc. ...         254,527
      15,000   Oriental Financial Group,
                 Inc. .....................         405,900
     418,500   People's Bank...............      14,953,004
       5,100   People's Holding Company....         166,005
       9,900   PFF Bancorp, Inc. ..........         378,873
      72,830   PrivateBancorp, Inc.(a).....       1,963,497
      36,500   Provident Bankshares
                 Corp. ....................       1,224,575
      54,500   R&G Financial Corp. -- Class
                 B.........................       2,106,425
       2,800   S&T Bancorp, Inc. ..........          99,988
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         120,990
       8,410   Santander BanCorp...........         210,250
       4,000   SCBT Financial Corp. .......         118,000
      56,650   Signature Bank*.............       1,515,388
      30,100   Silicon Valley
                 Bancshares*...............       1,118,817
       7,000   Simmons First National
                 Corp. -- Class A..........         179,060
     155,100   Sky Financial Group,
                 Inc. .....................       3,877,500
       4,830   Southside Bancshares,
                 Inc. .....................          98,339
     110,400   Southwest Bancorp of Texas,
                 Inc. .....................       2,223,456
       3,465   State Bancorp, Inc. ........          78,482
       3,600   State Financial Services
                 Corp. -- Class A..........          98,784
       6,625   Sterling Bancorp............         179,206
       5,800   Sterling Financial Corp.
                 (Pennsylvania)............         155,672
       6,100   Suffolk Bancorp.............         184,037
      30,800   Susquehanna Bancshares,
                 Inc. .....................         757,680
     276,150   Texas Capital Bancshares,
                 Inc.*.....................       5,012,123
      15,800   Trustmark Corp. ............         491,064
      10,290   USB Holding Company,
                 Inc. .....................         260,131
       2,000   Uninvest Corp. of
                 Pennsylvania..............          81,500
       2,800   Union Bankshares Corp. .....          87,248
      24,900   United Community Financial
                 Corp. ....................         283,113
      15,700   WesBanco, Inc. .............         456,556
       6,800   West Coast Bancorp..........         141,644
      95,330   Westamerica Bancorp.........       5,232,664

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       5,250   Western Sierra Bancorp*.....  $      174,773
       7,700   WSFS Financial Corp. .......         385,000
                                             --------------
                                                 93,065,132
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.5%
     388,200   Cox Radio, Inc. -- Class
                 A*........................       5,791,944
     449,400   Emmis Communications
                 Corp. -- Class A*.........       8,116,164
      72,200   Insight Communications
                 Company, Inc. -- Class
                 A*(a).....................         635,360
      21,500   Journal Communications,
                 Inc. -- Class A...........         377,110
       9,900   Nexstar Broadcasting Group,
                 Inc. -- Class A*..........          84,348
     636,700   NTN Communications, Inc.*...       1,655,420
      78,200   Sinclair Broadcast Group --
                 Class A...................         570,860
      52,400   Spanish Broadcasting System,
                 Inc. -- Class A*..........         515,616
      10,100   The Liberty Corp. ..........         401,374
      13,200   World Wrestling
                 Entertainment, Inc. ......         161,304
      39,500   Young Broadcasting, Inc. --
                 Class A*..................         429,365
                                             --------------
                                                 18,738,865
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 2.7%
      47,700   Administaff, Inc.*(a).......         558,090
       3,200   Ambassadors Group, Inc. ....          86,400
      16,600   Angelica Corp. .............         413,008
      52,800   Dendrite International,
                 Inc.*.....................         851,136
      98,800   Gevity HR, Inc. ............       1,519,544
     132,590   Global Payments, Inc.(a)....       7,100,194
     432,400   Image Entertainment,
                 Inc.*.....................       1,790,136
      21,900   John H. Harland Company.....         686,565
     292,350   Kforce, Inc.*...............       2,449,893
     198,360   Korn/Ferry International*...       3,616,103
     165,900   Labor Ready, Inc.*..........       2,325,918
     132,100   MAXIMUS, Inc.*..............       3,805,801
      26,100   MemberWorks, Inc.*(a).......         684,864
      62,700   MPS Group, Inc.*............         527,307
     143,650   Navigant Consulting,
                 Inc.*.....................       3,154,554
      12,300   Pomeroy IT Solutions,
                 Inc.*.....................         155,718
      21,700   SOURCECORP, Inc.*...........         480,438
     162,650   Sypris Solutions, Inc. .....       2,220,173
      18,000   TeleTech Holdings, Inc.*....         169,920
       7,200   UniFirst Corp. .............         205,920
                                             --------------
                                                 32,801,682
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 1.1%
       6,900   Aceto Corp. ................  $       99,360
     193,600   Airgas, Inc. ...............       4,659,952
      47,000   Compass Minerals
                 International, Inc. ......       1,043,400
      67,000   FMC Corp.*..................       3,254,190
      31,000   Georgia Gulf Corp. .........       1,382,290
      44,100   MacDermid, Inc. ............       1,277,136
      22,400   NewMarket Corp.*............         467,712
      13,300   Octel Corp. ................         282,492
      41,500   PolyOne Corp.*..............         312,080
      47,600   Terra Industries, Inc.*.....         412,216
                                             --------------
                                                 13,190,828
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         166,260
                                             --------------
               COMMERCIAL SERVICES -- 0.2%
     138,950   Providence Service Corp.*...       2,691,462
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 4.5%
     408,270   Activision, Inc.*...........       5,662,705
       6,400   Ansoft Corp.*...............         101,760
      18,100   ANSYS, Inc.*................         900,113
      99,550   Avid Technology, Inc.*......       4,665,909
     376,800   Checkpoint Systems, Inc.*...       5,866,775
      37,700   Covansys Corp.*.............         435,058
     291,800   Embarcadero Technologies,
                 Inc.*(a)..................       2,468,628
      45,900   Intergraph Corp.*(a)........       1,247,103
     127,500   Keane, Inc.*................       1,958,400
     137,350   M-Systems Flash Disk
                 Pioneers, Ltd.*(a)........       2,269,022
     152,300   Merge Technologies, Inc.*...       2,628,698
     171,900   MRO Software, Inc.*.........       1,719,000
      43,100   MTS Systems Corp. ..........         915,875
     174,300   NetSolve, Inc.*.............       1,887,669
     116,350   Open Solutions, Inc.*.......       2,905,260
     788,700   Parametric Technology
                 Corp.*....................       4,164,336
       5,400   Progress Software Corp.*....         107,460
      12,600   Quest Software, Inc.*.......         140,112
      14,400   Renaissance Learning,
                 Inc.(a)...................         312,048
      33,100   SERENA Software, Inc.*(a)...         553,763
      41,000   SS&C Technologies, Inc. ....         800,730
      62,300   Sybase, Inc.*...............         859,117
     282,700   Synplicity, Inc.*...........       1,458,732
      77,500   THQ, Inc.*..................       1,508,150
      13,400   Tier Technologies, Inc. --
                 Class B*..................         129,310
      75,500   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................       1,403,168

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      52,400   Tyler Technologies, Inc.*...  $      463,216
     575,440   Wind River Systems, Inc.*...       7,020,367
                                             --------------
                                                 54,552,484
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.7%
      83,900   Adaptec, Inc.*..............         637,640
      93,400   Black Box Corp.(a)..........       3,451,130
     164,800   Electronics For Imaging,
                 Inc.*.....................       2,676,352
      42,500   InFocus Corp.*..............         389,300
      32,700   Mercury Computer Systems,
                 Inc.*.....................         880,284
      32,500   RadiSys Corp.*..............         453,375
                                             --------------
                                                  8,488,081
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
      37,100   Agilysys, Inc. .............         641,459
      51,800   Brookfield Homes Corp. .....       1,364,930
       6,200   Drew Industries, Inc.*......         222,270
     236,600   Dycom Industries, Inc.*.....       6,717,074
      16,700   Eagle Materials, Inc. ......       1,190,710
      33,350   Florida Rock Industries,
                 Inc. .....................       1,633,817
       9,900   Genlyte Group, Inc.*........         637,461
      28,000   Integrated Electrical
                 Services, Inc.*...........         134,680
      41,000   Meritage Corp.*.............       3,222,600
      64,100   Simpson Manufacturing
                 Company, Inc. ............       4,051,120
      15,500   Universal Forest Products,
                 Inc. .....................         530,100
      11,800   USG Corp.*(a)...............         215,114
      57,900   Walter Industries, Inc. ....         927,558
      14,200   Washington Group
                 International, Inc.*......         491,604
     158,200   WCI Communities, Inc.*......       3,686,060
                                             --------------
                                                 25,666,557
                                             --------------
               CONSUMER GOODS AND SERVICES -- 1.2%
      36,100   Chattem, Inc.*..............       1,164,225
       6,000   CSS Industries, Inc. .......         185,640
     188,020   Fossil, Inc.*...............       5,817,339
     159,000   NBTY, Inc.*.................       3,428,040
     158,000   Yankee Candle Company,
                 Inc.*.....................       4,575,680
                                             --------------
                                                 15,170,924
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
      11,600   Chesapeake Corp. ...........         278,632
       5,800   Greif, Inc. -- Class A......         244,470
      16,500   Silgan Holdings, Inc. ......         763,950
                                             --------------
                                                  1,287,052
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CORRECTIONAL FACILITIES -- 0.0%
      17,200   The Geo Group, Inc.*........  $      351,740
                                             --------------
               DISTRIBUTION -- 2.0%
     113,150   Beacon Roofing Supply,
                 Inc.*.....................       1,855,660
       8,000   Building Materials Holding
                 Corp. ....................         220,160
       7,100   Handleman Company...........         145,266
     200,040   Hughes Supply, Inc. ........       6,015,203
      20,600   Nu Skin Enterprises, Inc. --
                 Class A...................         484,306
     211,400   United Stationers, Inc.*....       9,174,760
     112,800   Universal Corp. ............       5,035,392
      38,400   Watsco, Inc. ...............       1,153,152
      18,200   WESCO International,
                 Inc.*.....................         441,350
                                             --------------
                                                 24,525,249
                                             --------------
               DIVERSIFIED SERVICES -- 0.0%
      21,900   Resource America, Inc. --
                 Class A...................         516,621
                                             --------------
               EDUCATION -- 2.0%
     354,800   DeVry, Inc.*(a).............       7,347,908
     390,330   ITT Educational Services,
                 Inc.*.....................      14,071,397
      77,760   Laureate Education, Inc.*...       2,894,227
                                             --------------
                                                 24,313,532
                                             --------------
               ELECTRONICS -- 3.1%
      40,300   Artesyn Technologies,
                 Inc.*.....................         402,194
      82,170   BEI Technologies, Inc. .....       2,251,458
       4,700   Bel Fuse, Inc. -- Class B...         155,476
     224,649   Belden CDT, Inc. ...........       4,897,348
     161,650   Benchmark Electronics,
                 Inc.*.....................       4,817,170
      16,500   CyberOptics Corp.*..........         254,760
       2,700   Excel Technology, Inc.*.....          69,714
       2,200   LeCroy Corp.*...............          36,762
      34,200   Methode Electronics, Inc. --
                 Class A...................         437,418
       9,700   Nam Tai Electronics,
                 Inc. .....................         207,095
      61,700   Park Electrochemical
                 Corp. ....................       1,308,040
      12,400   Planar Systems, Inc.*.......         139,004
     357,700   SRS Labs, Inc.*.............       1,902,964
      15,000   Stoneridge, Inc.*...........         211,500
     108,900   Technitrol, Inc.*...........       2,123,550
     442,200   Thomas & Betts Corp.(a).....      11,859,804
     208,920   Trimble Navigation, Ltd.*...       6,601,872
                                             --------------
                                                 37,676,129
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.1%
      16,500   Duratek, Inc.*..............  $      293,535
      22,900   Metal Management, Inc.*.....         416,322
                                             --------------
                                                    709,857
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.5%
     180,000   Aaron Rents, Inc. ..........       3,916,800
       9,700   Electro Rent Corp.*.........         107,088
     120,520   Marlin Business Services,
                 Inc.*.....................       2,260,955
       7,500   Rent-Way, Inc.*.............          51,375
                                             --------------
                                                  6,336,218
                                             --------------
               FINANCIAL SERVICES -- 0.7%
     126,500   American Capital Strategies,
                 Ltd.(a)...................       3,964,510
      48,000   CompuCredit Corp.*..........         893,760
      59,200   Financial Federal Corp.*....       2,218,816
      81,600   Knight Trading Group,
                 Inc.*(a)..................         753,168
       8,300   World Acceptance Corp.*.....         192,975
                                             --------------
                                                  8,023,229
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
      26,400   Boston Beer Company, Inc. --
                 Class A*..................         665,280
      48,100   Chiquita Brands
                 International, Inc.*......         837,421
     105,300   John B. Sanfilippo & Son,
                 Inc.*.....................       2,758,860
      10,300   M&F Worldwide Corp.*........         134,003
      11,900   Nash Finch Company..........         374,255
      46,450   Peet's Coffee & Tea,
                 Inc.*.....................       1,086,466
      10,000   Sanderson Farms, Inc. ......         334,500
      74,300   Sensient Technologies
                 Corp. ....................       1,607,852
                                             --------------
                                                  7,798,637
                                             --------------
               FUNERAL SERVICES -- 0.1%
      79,300   Alderwoods Group, Inc.*.....         779,519
                                             --------------
               INSURANCE -- 4.1%
     127,650   Affirmative Insurance
                 Holdings, Inc.*...........       2,014,317
       2,900   AmerUs Group Company........         118,900
     236,700   Assured Guaranty, Ltd. .....       3,943,422
      96,000   Delphi Financial Group,
                 Inc. -- Class A...........       3,856,320
      10,100   FPIC Insurance Group,
                 Inc.*(a)..................         261,085
     112,550   Infinity Property & Casualty
                 Corp. ....................       3,323,602
     131,800   IPC Holdings, Ltd. .........       5,009,718
      64,500   LandAmerica Financial Group,
                 Inc. .....................       2,934,750

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      38,600   National Western Life
                 Insurance Company -- Class
                 A*........................  $    6,287,940
     161,800   Platinum Underwriters
                 Holdings, Inc. ...........       4,737,504
      59,300   ProAssurance Corp.*(a)......       2,076,686
     161,800   Reinsurance Group of
                 America, Inc. ............       6,666,160
      41,900   Stewart Information Services
                 Corp. ....................       1,650,860
      11,200   The Commerce Group, Inc. ...         542,080
      70,100   UICI........................       2,295,074
       8,200   United Fire & Casualty
                 Company...................         470,106
     329,900   Universal American Financial
                 Corp.*....................       4,265,607
                                             --------------
                                                 50,454,131
                                             --------------
               INTERNET SERVICES -- 4.4%
      74,500   Akamai Technologies,
                 Inc.*(a)..................       1,046,725
     943,330   CNET Networks, Inc.*........       8,631,469
     450,650   Digitas, Inc.*..............       3,483,525
     116,000   EarthLink, Inc.*............       1,194,800
      26,400   eResearch Technology,
                 Inc.*(a)..................         351,912
       6,800   F5 Networks, Inc.*..........         207,128
     138,810   InfoSpace, Inc.*(a).........       6,578,206
       5,100   Internet Security Systems,
                 Inc.*(a)..................          86,700
      99,540   j2 Global Communications,
                 Inc.*(a)..................       3,144,469
     117,874   Jupitermedia Corp.*.........       2,098,157
     287,800   Keynote Systems, Inc.*......       4,075,248
     220,200   Lionbridge Technologies,
                 Inc.*.....................       1,891,518
      19,700   Priceline.com, Inc.*(a).....         436,749
     103,550   RADWARE, Ltd.*..............       2,278,100
     309,620   RSA Security, Inc.*.........       5,975,666
      73,800   SafeNet, Inc.*..............       1,946,844
     778,220   SonicWALL, Inc.*............       5,260,767
     342,850   ValueClick, Inc.*...........       3,236,504
      48,500   Websense, Inc.*.............       2,020,995
                                             --------------
                                                 53,945,482
                                             --------------
               LEISURE AND RECREATION -- 1.0%
      45,700   Choice Hotels International,
                 Inc. .....................       2,631,863
     237,700   Interstate Hotels & Resorts,
                 Inc.*.....................         962,685
     109,800   Multimedia Games,
                 Inc.*(a)..................       1,701,900
     257,650   Scientific Games Corp. --
                 Class A*..................       4,921,115

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION (CONTINUED)
      38,600   Shuffle Master, Inc.*(a)....  $    1,445,956
      43,200   Sunterra Corp.*(a)..........         411,696
                                             --------------
                                                 12,075,215
                                             --------------
               MACHINERY -- 0.9%
     122,500   Albany International
                 Corp. -- Class A..........       3,651,725
      36,100   Applied Industrial
                 Technologies, Inc. .......       1,290,214
      17,900   Astec Industries, Inc.*.....         342,248
       9,200   Blount International,
                 Inc.*.....................         120,520
     185,100   Kadant, Inc.*...............       3,398,436
      11,200   Middleby Corp. .............         589,680
      49,100   Terex Corp.*................       2,130,940
                                             --------------
                                                 11,523,763
                                             --------------
               MANUFACTURING -- 4.6%
     113,400   Acuity Brands, Inc. ........       2,695,518
      64,000   AptarGroup, Inc. ...........       2,814,080
      10,400   Briggs & Stratton Corp. ....         844,480
      45,400   C&D Technologies, Inc. .....         863,508
      94,900   Carlisle Companies, Inc. ...       6,066,956
      61,350   Ceradyne, Inc.*(a)..........       2,693,879
       8,700   CIRCOR International,
                 Inc. .....................         169,650
       7,800   Cognex Corp. ...............         204,360
      48,300   Coherent, Inc.*.............       1,252,902
     171,700   Crane Company...............       4,965,564
     110,500   Deswell Industries, Inc. ...       2,176,850
      60,400   Engineered Support Systems,
                 Inc.(a)...................       2,756,656
      18,600   Griffon Corp.*..............         392,460
      70,640   Harsco Corp. ...............       3,171,736
      15,900   II-VI, Inc.*................         556,659
     475,540   Jacuzzi Brands, Inc.*.......       4,422,522
     122,210   Kaydon Corp. ...............       3,515,982
      23,900   Lincoln Electric Holdings,
                 Inc. .....................         749,504
     227,300   Rayovac Corp.*..............       5,989,355
      16,400   Rofin-Sinar Technologies,
                 Inc.*.....................         481,832
     210,000   Rogers Corp.*...............       8,922,899
      10,800   Steinway Musical
                 Instruments, Inc.*........         293,760
      17,000   TTM Technologies, Inc.*.....         151,130
      14,300   Valmont Industries, Inc. ...         298,441
      16,400   Vicor Corp. ................         165,804
                                             --------------
                                                 56,616,487
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.4%
      22,550   Amedisys, Inc.*.............         675,373
      82,470   America Service Group,
                 Inc.*.....................       3,384,569

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES
                 (CONTINUED)
     103,450   American Medical Security
                 Group, Inc.*..............  $    3,309,366
      84,100   AMERIGROUP Corp.*...........       4,730,625
      30,300   AMN Healthcare Services,
                 Inc.*(a)..................         362,085
     132,900   AmSurg Corp.*...............       2,814,822
      18,900   Cambrex Corp. ..............         414,855
      57,400   CorVel Corp.*...............       1,703,632
     136,400   Cypress Bioscience, Inc.*...       1,591,788
     124,000   Kindred Healthcare, Inc.*...       3,025,600
     107,650   LabOne, Inc.*(a)............       3,146,610
     130,410   LifePoint Hospitals,
                 Inc.*(a)..................       3,913,604
     208,935   Lincare Holdings,
                 Inc.*(a)..................       6,207,459
      24,400   PDI, Inc.*..................         658,556
      11,600   Per-Se Technologies,
                 Inc.*.....................         159,152
       9,800   Quality Systems, Inc.*......         494,998
      48,100   RehabCare Group, Inc.*......       1,107,743
      18,600   Res-Care, Inc.*.............         220,410
      43,900   Select Medical Corp. .......         589,577
      44,300   Sierra Health Services,
                 Inc.*(a)..................       2,123,299
     263,960   Triad Hospitals, Inc.*......       9,090,781
     362,800   Universal Health Services,
                 Inc. -- Class B...........      15,781,799
                                             --------------
                                                 65,506,703
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 5.6%
     165,100   Advanced Medical Optics,
                 Inc.*(a)..................       6,533,006
     150,000   Align Technology, Inc.*.....       2,292,000
     274,800   ArthroCare Corp.*(a)........       8,048,891
      95,500   Candela Corp.*..............       1,102,070
     138,550   Closure Medical Corp.*......       1,972,952
      77,040   Cooper Companies, Inc.(a)...       5,281,092
      37,500   Dade Behring Holdings,
                 Inc.*.....................       2,089,425
     288,490   DJ Orthopedics, Inc.*.......       5,091,849
     145,700   Endocardial Solutions,
                 Inc.*.....................       1,685,749
     160,890   Gen-Probe, Inc.*............       6,414,684
      26,400   Haemonetics Corp.*..........         866,976
     107,850   Hologic, Inc.*..............       2,078,270
      20,300   Illumina, Inc.*.............         119,973
      51,330   Intuitive Surgical, Inc.*...       1,270,418
      23,500   Kensey Nash Corp.*..........         615,465
      56,400   Luminex Corp.*..............         402,132
      18,500   Mentor Corp. ...............         623,080
     396,500   Orthovita, Inc.*............       1,774,338
     285,000   Owens & Minor, Inc. ........       7,238,999
     130,500   PolyMedica Corp.(a).........       4,019,400
      15,500   Possis Medical, Inc.*(a)....         242,730

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      43,100   PSS World Medical, Inc.*....  $      432,724
      76,200   Techne Corp.*...............       2,909,316
     400,000   The Spectranetics Corp.*....       2,044,000
     346,100   ThermoGenesis Corp.*........       1,661,280
      12,100   Third Wave Technologies*....          83,248
      55,800   Urologix, Inc.*.............         352,656
       1,900   Ventana Medical Systems,
                 Inc.*.....................          95,836
      45,400   VISX, Inc.*.................         935,240
                                             --------------
                                                 68,277,799
                                             --------------
               METALS AND MINING -- 1.1%
      51,500   Aber Diamond Corp.*.........       1,781,900
      79,100   Brush Engineered Materials,
                 Inc.*.....................       1,638,161
      11,300   Carpenter Technology
                 Corp. ....................         539,462
      28,600   Century Aluminum Company*...         793,078
     185,800   Meridian Gold, Inc.*........       3,106,576
      58,700   Reliance Steel & Aluminum
                 Company...................       2,330,390
      26,200   RTI International Metals,
                 Inc.*.....................         507,494
       3,000   Shiloh Industries, Inc.*....          41,700
       2,000   Southern Peru Copper
                 Corp. ....................         103,320
       8,500   Titanium Metals Corp.*......         199,410
     175,200   Wolverine Tube, Inc.*.......       2,023,560
                                             --------------
                                                 13,065,051
                                             --------------
               OIL AND GAS: EQUIPMENT -- 1.3%
      13,400   Dril-Quip, Inc.*............         298,820
      48,900   Energy Partners, Ltd.*......         796,092
     276,670   Grant Prideco, Inc.*(a).....       5,668,968
      12,500   Gulf Island Fabrication,
                 Inc. .....................         278,750
      90,380   Maverick Tube Corp.*........       2,784,608
     135,650   Oil States International,
                 Inc.*.....................       2,536,655
     207,750   Superior Energy Services,
                 Inc.*.....................       2,684,130
      28,200   Veritas DGC, Inc.*..........         642,396
                                             --------------
                                                 15,690,419
                                             --------------
               OIL, COAL AND GAS -- 3.6%
      70,600   Cabot Oil & Gas Corp. ......       3,169,940
      69,580   Cal Dive International,
                 Inc.*(a)..................       2,478,440
       2,600   Clayton Williams Energy,
                 Inc.*(a)..................          55,718
     103,400   Encore Acquisition
                 Company*..................       3,567,300
      42,800   Giant Industries, Inc.*.....       1,040,040
     523,050   Grey Wolf, Inc.*............       2,557,715
      31,400   Holly Corp. ................         800,700
     125,000   Houston Exploration
                 Company*..................       7,418,749
     254,600   Magnum Hunter Resources,
                 Inc.*(a)..................       2,938,084

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     181,300   Patterson-UTI Energy,
                 Inc.(a)...................  $    3,457,391
       2,100   Petroleum Development
                 Corp.*....................          92,022
     209,000   Plains Exploration &
                 Production Company*.......       4,986,740
      93,100   Tesoro Petroleum Corp.*.....       2,749,243
      82,900   Unit Corp.*.................       2,908,132
     263,600   Vintage Petroleum, Inc. ....       5,290,452
      29,000   Whiting Petroleum Corp.*....         881,600
       1,000   World Fuel Services
                 Corp. ....................          35,800
                                             --------------
                                                 44,428,066
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.3%
      39,900   Pope & Talbot, Inc. ........         702,240
      66,600   Potlatch Corp. .............       3,117,546
                                             --------------
                                                  3,819,786
                                             --------------
               PHARMACEUTICALS -- 2.3%
     125,650   Alexion Pharmaceuticals,
                 Inc.*.....................       2,261,700
      48,200   AtheroGenics, Inc.*(a)......       1,588,190
     100,150   Bradley Pharmaceuticals,
                 Inc.*(a)..................       2,038,053
      68,510   Connetics Corp.*............       1,851,140
      58,500   Discovery Laboratories,
                 Inc.*.....................         391,950
     445,700   Durect Corp.*(a)............         623,980
       7,500   Enzon Pharmaceuticals,
                 Inc.*.....................         119,625
      21,200   First Horizon Pharmaceutical
                 Corp.*....................         424,212
      22,700   Kos Pharmaceuticals,
                 Inc.*(a)..................         808,347
      81,900   Ligand Pharmaceuticals,
                 Inc. -- Class B*(a).......         820,638
      95,900   Nabi Biopharmaceuticals*....       1,283,142
      19,700   Noven Pharmaceuticals,
                 Inc.*.....................         410,548
       9,300   Nutraceutical International
                 Corp.*....................         131,037
     110,200   Oscient Pharmaceuticals
                 Corp.*(a).................         391,210
     126,600   Perrigo Company.............       2,601,630
     110,600   QLT, Inc.*(a)...............       1,841,490
     239,220   Salix Pharmaceuticals,
                 Ltd.*.....................       5,148,014
     193,100   Serologicals Corp.*(a)......       4,505,023
      31,200   Tanox, Inc.*................         526,344
                                             --------------
                                                 27,766,273
                                             --------------
               PRINTING AND PUBLISHING -- 0.3%
      13,200   Consolidated Graphics,
                 Inc.*.....................         553,080
      52,000   Courier Corp. ..............       2,167,360
      17,400   Thomas Nelson, Inc. ........         340,170
                                             --------------
                                                  3,060,610
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.8%
      60,600   Getty Realty Corp. .........  $    1,588,932
     157,700   The St. Joe Company.........       7,533,329
                                             --------------
                                                  9,122,261
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.1%
     215,800   Acadia Realty Trust.........       3,183,050
      18,600   Associated Estates Realty
                 Corp. ....................         185,814
     129,850   BioMed Realty Trust,
                 Inc. .....................       2,284,062
       8,900   BRT Realty Trust............         192,507
       7,100   Capital Trust, Inc. -- Class
                 A.........................         206,610
      58,000   Cornerstone Realty Income
                 Trust, Inc. ..............         566,080
      54,000   Cousins Properties, Inc. ...       1,852,740
      42,100   CRT Properties, Inc. .......         903,045
      47,300   Entertainment Properties
                 Trust.....................       1,787,940
      97,600   Equity Inns, Inc. ..........         964,288
      24,900   Kilroy Realty Corp. ........         946,947
      28,400   LaSalle Hotel Properties....         783,840
      44,500   LTC Properties, Inc. .......         796,105
      62,300   Maguire Properties, Inc. ...       1,514,513
      37,500   Mid-America Apartment
                 Communities, Inc. ........       1,460,625
       5,100   Mission West Properties,
                 Inc. .....................          52,785
      28,200   National Health Realty,
                 Inc. .....................         802,008
      32,000   New Century Financial
                 Corp.(a)..................       1,927,040
      79,500   Newcastle Investment
                 Corp. ....................       2,440,650
     116,000   OMEGA Healthcare Investors,
                 Inc. .....................       1,248,160
      55,700   PS Business Parks, Inc. ....       2,219,645
      85,200   RAIT Investment Trust.......       2,330,220
     111,900   Saxon Capital, Inc.*........       2,405,850
     110,200   Senior Housing Properties
                 Trust.....................       1,963,764
      43,400   SL Green Realty Corp. ......       2,248,554
      19,600   Sovran Self Storage.........         767,928
       2,600   Urstadt Biddle Properties --
                 Class A...................          39,624
      85,300   Ventas, Inc. ...............       2,210,976
                                             --------------
                                                 38,285,370
                                             --------------
               RESEARCH AND DEVELOPMENT -- 0.4%
      54,700   Albany Molecular Research,
                 Inc.*.....................         525,120
      11,500   Array BioPharma, Inc.*......          80,385
      50,600   Encysive Pharmaceuticals,
                 Inc.*.....................         456,918
      22,700   Enzo Biochem, Inc.*(a)......         340,500
      17,900   Genencor International,
                 Inc.*.....................         287,295
      14,500   Lexicon Genetics, Inc.*.....          95,555
      41,100   Protein Design Labs,
                 Inc.*(a)..................         804,738

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RESEARCH AND DEVELOPMENT (CONTINUED)
      71,500   Rigel Pharmaceuticals,
                 Inc.*(a)..................  $    1,808,950
      18,900   Valeant Pharmaceuticals
                 International.............         455,868
                                             --------------
                                                  4,855,329
                                             --------------
               RETAIL -- 3.8%
     537,050   Big Lots, Inc.*(a)..........       6,568,121
     275,370   BJ'S Wholesale Club,
                 Inc.*.....................       7,528,615
      25,650   Brookstone, Inc.*...........         484,529
     230,000   Casey's General Stores,
                 Inc. .....................       4,275,700
      86,620   Cost Plus, Inc.*(a).........       3,064,616
      25,800   Dillard's, Inc. -- Class
                 A.........................         509,292
     242,700   EZCORP, Inc. -- Class
                 A*(a).....................       2,111,733
       6,700   Finlay Enterprises, Inc.*...         130,315
      55,350   Guitar Center, Inc.*........       2,396,655
      20,100   Pantry, Inc.*...............         505,917
     452,300   Saks, Inc.*(a)..............       5,450,215
      11,900   Shopko Stores, Inc.*........         207,179
      16,200   Sonic Automotive, Inc. .....         324,810
       6,600   The Bon-Ton Stores, Inc. ...          80,454
      35,000   The Pep Boys -- Manny, Moe &
                 Jack......................         490,000
     151,700   Tractor Supply Company*.....       4,769,448
      58,900   Trans World Entertainment
                 Corp.*....................         575,453
     127,530   Tuesday Morning Corp.*......       3,943,228
     103,500   Zale Corp.*.................       2,908,350
                                             --------------
                                                 46,324,630
                                             --------------
               RETAIL: RESTAURANTS -- 3.1%
     402,000   Applebee's International,
                 Inc. .....................      10,162,560
      56,250   CEC Entertainment, Inc.*....       2,067,188
      14,600   CKE Restaurants, Inc.*......         161,330
      31,600   Dave & Buster's, Inc.*......         599,768
      14,400   Jack in the Box, Inc.*......         456,912
      39,400   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,017,702
     100,000   Outback Steakhouse,
                 Inc.(a)...................       4,153,000
      51,500   Papa John's International,
                 Inc.*(a)..................       1,580,020
      88,050   RARE Hospitality
                 International, Inc.*......       2,346,533
     432,200   Ruby Tuesday, Inc. .........      12,045,413
      21,700   Ryan's Restaurant Group,
                 Inc.*.....................         322,028
     103,516   Sonic Corp.*................       2,653,115
      19,700   The Steak n Shake Company*..         336,476
                                             --------------
                                                 37,902,045
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 0.1%
      25,900   Pathmark Stores, Inc.*......  $      125,615
      15,600   Smart & Final, Inc.*........         261,456
     112,700   Winn-Dixie Stores,
                 Inc.(a)...................         348,243
                                             --------------
                                                    735,314
                                             --------------
               RUBBER PRODUCTS -- 0.0%
       5,300   Bandag, Inc.(a).............         232,140
      15,200   The Goodyear Tire & Rubber
                 Company*..................         163,248
                                             --------------
                                                    395,388
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.1%
     162,010   Cymer, Inc.*................       4,643,207
       2,200   Dionex Corp.*...............         120,340
      46,500   Hexcel Corp.*...............         642,630
     382,170   PerkinElmer, Inc. ..........       6,580,967
      13,000   Woodward Governor Company...         877,370
                                             --------------
                                                 12,864,514
                                             --------------
               SECURITY SERVICES -- 0.1%
      52,600   The Brink's Company.........       1,586,942
                                             --------------
               SEMICONDUCTORS -- 3.1%
      24,500   Axcelis Technologies,
                 Inc.*.....................         202,860
     183,400   Cirrus Logic, Inc.*.........         874,818
      22,300   DSP Group, Inc.*............         469,415
     151,000   Dupont Photomasks,
                 Inc.*(a)..................       2,573,040
      59,900   ESS Technology, Inc.*.......         410,315
     200,000   Fairchild Semiconductor
                 International, Inc.*......       2,834,000
      96,550   FormFactor, Inc.*...........       1,870,174
     159,300   Integrated Device
                 Technology, Inc.*.........       1,518,129
      50,400   Kulicke and Soffa
                 Industries, Inc.*.........         284,760
     494,500   LogicVision, Inc.*..........         835,705
     122,600   Micrel, Inc.*...............       1,276,266
     267,800   Microsemi Corp.*............       3,775,980
     132,350   Mykrolis Corp.*.............       1,332,765
     218,700   O2Micro International,
                 Ltd.*.....................       2,348,838
     204,400   Pericom Semiconductor
                 Corp.*....................       1,974,504
      63,900   Photronics, Inc.*...........       1,062,018
      10,100   PLX Technology, Inc.*.......          72,821
     241,500   Semtech Corp.*..............       4,629,554
     118,550   Sigmatel, Inc.*(a)..........       2,514,446
     170,400   Silicon Image, Inc.*........       2,153,856
     135,800   Ultratech, Inc.*............       2,127,986

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
      29,100   Veeco Instruments,
                 Inc.*(a)..................  $      610,227
     133,100   Zoran Corp.*(a).............       2,092,332
                                             --------------
                                                 37,844,809
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 0.7%
     265,600   Hibbett Sporting Goods,
                 Inc.*.....................       5,442,144
     214,900   K2, Inc.*(a)................       3,075,219
                                             --------------
                                                  8,517,363
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.5%
     102,600   Alamosa Holdings,
                 Inc.*(a)..................         783,864
      48,100   Anaren, Inc.*...............         647,426
       8,800   Anixter International,
                 Inc.*.....................         308,792
      86,450   Applied Signal Technology,
                 Inc. .....................       2,765,536
      46,500   Aspect Communications
                 Corp.*....................         461,745
      17,000   Boston Communications Group,
                 Inc.*.....................         149,090
      28,100   Brightpoint, Inc.*..........         483,320
      30,900   C-COR.net Corp.*............         261,105
      59,200   Commonwealth Telephone
                 Enterprises, Inc.*........       2,578,160
     284,030   CommScope, Inc.*............       6,135,048
      18,800   CT Communications, Inc. ....         259,252
      41,700   Digi International, Inc.*...         476,631
      59,200   Ditech Communications
                 Corp.*....................       1,325,488
      15,900   General Communication,
                 Inc. -- Class A*..........         143,895
      49,000   Intervoice, Inc.*...........         527,730
      16,640   JAMDAT Mobile, Inc.*........         383,885
       7,800   North Pittsburgh Systems,
                 Inc. .....................         161,538
       9,200   Plantronics, Inc. ..........         397,808
     328,420   Ptek Holdings, Inc.*........       2,814,559
     414,850   Symmetricom, Inc.*..........       3,924,481
     140,500   TALK America Holdings,
                 Inc.*(a)..................         734,815
     220,180   TNS, Inc.*..................       4,271,492
                                             --------------
                                                 29,995,660
                                             --------------
               TRANSPORTATION -- 3.3%
     125,100   Dynamex, Inc.*..............       2,156,724
     217,000   EGL, Inc.*(a)...............       6,566,419
      63,440   Forward Air Corp.*..........       2,538,869
175,750.....   Genesee & Wyoming, Inc. --
                 Class A*..................       4,449,990
      16,800   Hub Group, Inc. -- Class
                 A*........................         625,800
       3,200   Landstar System, Inc.*......         187,776

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
      97,550   Old Dominion Freight Line,
                 Inc.*.....................  $    2,810,416
      79,000   Overnite Corp. .............       2,482,970
      63,200   Overseas Shipholding Group,
                 Inc. .....................       3,137,248
      78,070   Petroleum Helicopters,
                 Inc.*.....................       1,754,233
     111,100   USF Corp. ..................       3,987,379
      96,880   UTI Worldwide, Inc. ........       5,697,513
     159,800   Vitran Corp., Inc. -- Class
                 A*........................       2,376,226
      62,375   Werner Enterprises, Inc. ...       1,204,461
                                             --------------
                                                 39,976,024
                                             --------------
               UTILITIES: ELECTRIC -- 1.1%
     104,100   Avista Corp. ...............       1,884,210
      64,400   Black Hills Corp. ..........       1,789,032
      87,300   Cleco Corp. ................       1,505,052
      18,400   El Paso Electric Company*...         295,688
      38,600   IDACORP, Inc. ..............       1,121,716
     223,200   PNM Resources, Inc. ........       5,024,232
     107,700   Westar Energy, Inc. ........       2,175,540
                                             --------------
                                                 13,795,470
                                             --------------
               UTILITIES: GAS -- 0.9%
      98,300   Atmos Energy Corp.(a).......       2,476,177
      21,100   Cascade Natural Gas
                 Corp. ....................         447,953
      69,600   New Jersey Resources
                 Corp. ....................       2,881,440
      21,000   Nicor, Inc. ................         770,700
     161,200   WGL Holdings, Inc. .........       4,555,512
                                             --------------
                                                 11,131,782
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $987,538,997).............   1,183,213,931
                                             --------------

 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 13.5%
$164,774,359   Securities Lending
                 Collateral Investment
                 (Note 2)
                 (Cost $164,774,359).......     164,774,359
                                             --------------
               SHORT TERM US TREASURY
                 SECURITY -- 0.1%
   1,000,000   US TREASURY BILL,
                 1.62%, 12/16/04(b)
                 (Cost $996,580)...........         996,580
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,153,309,936)...........   1,348,984,870
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 2.6%
$ 31,879,738   With Investors Bank and
                 Trust, dated 09/30/04,
                 0.96%, due 10/01/04,
                 repurchase proceeds at
                 maturity $31,880,588
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 5.60%, due
                 05/01/32, with a value of
                 $5,640,645, Freddie Mac
                 Adjustable Rate Mortgage,
                 5.66%, due 06/01/31, with
                 a value of $2,106,055,
                 Freddie Mac Floating Rate,
                 2.21%, due 01/15/28, with
                 a value of $3,313,731,
                 Government National
                 Mortgage Association,
                 4.00%, due 05/20/34, with
                 a value of $18,196,990 and
                 Small Business
                 Administration, 5.13%, due
                 05/25/15, with a value of
                 $4,216,420) (Cost
                 $31,879,738)..............  $   31,879,738
                                             --------------
               Total Investments -- 113.1%
                 (Cost $1,185,189,674).....   1,380,864,608
               Liabilities less other
                 assets -- (13.1)%.........    (160,468,722)
                                             --------------
               NET ASSETS -- 100.0%........  $1,220,395,886
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $1,185,189,674.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $258,200,376
    Gross unrealized depreciation..........   (62,525,442)
                                             ------------
    Net unrealized appreciation............  $195,674,934
                                             ============

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

(b) Security is segregated as initial margin for futures contracts.

                            See notes to portfolios.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.6%
              APPAREL: MANUFACTURING -- 2.4%
      7,900   Carter's, Inc.*................  $    218,751
     46,300   Coach, Inc.*...................     1,964,046
                                               ------------
                                                  2,182,797
                                               ------------
              BANKS -- 6.3%
      9,200   Bank of the Ozarks, Inc. ......       273,516
     60,200   Brookline Bancorp, Inc. .......       943,334
     48,400   Downey Financial Corp. ........     2,660,064
     11,800   Glacier Bancorp, Inc. .........       344,088
     41,500   Silicon Valley Bancshares*.....     1,542,555
                                               ------------
                                                  5,763,557
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.2%
     92,700   Lin TV Corp. -- Class A*.......     1,805,796
    175,500   Mediacom Communications
                Corp.*.......................     1,146,015
                                               ------------
                                                  2,951,811
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 7.8%
     70,800   Advisory Board Company*........     2,378,880
     41,400   Charles River Associates,
                Inc.*........................     1,585,206
     45,900   Gevity HR, Inc. ...............       705,942
     33,000   iPayment Holdings, Inc.*.......     1,325,280
     20,500   Navigant Consulting, Inc.*.....       450,180
     22,400   Portfolio Recovery Associates,
                Inc.*(a).....................       658,336
                                               ------------
                                                  7,103,824
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.2%
    173,700   Agile Software Corp.*..........     1,377,441
     60,600   Interwoven, Inc.*..............       438,744
     50,100   Manhattan Associates, Inc.*....     1,223,442
    228,600   MatrixOne, Inc.*...............     1,156,716
    127,900   Netegrity, Inc.*...............       960,529
     24,000   Transaction Systems Architects,
                Inc. -- Class A*.............       446,040
                                               ------------
                                                  5,602,912
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    102,400   CapitalSource, Inc.*(a)........     2,287,616
      2,400   Greenhill & Company, Inc. .....        56,640
     59,500   Westcorp.......................     2,529,940
                                               ------------
                                                  4,874,196
                                               ------------
              INSURANCE -- 2.7%
     51,400   Delphi Financial Group, Inc. --
                Class A......................     2,064,738
     23,600   Hub International, Ltd. .......       426,688
                                               ------------
                                                  2,491,426
                                               ------------
              INTERNET SERVICES -- 6.0%
     79,800   Akamai Technologies,
                Inc.*(a).....................     1,121,190
     45,100   Ask Jeeves, Inc.*(a)...........     1,475,221

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
    255,000   Corillian Corp.*...............  $  1,175,550
    182,700   iVillage, Inc.*................     1,096,200
     62,900   SupportSoft, Inc.*.............       612,646
                                               ------------
                                                  5,480,807
                                               ------------
              LEISURE AND RECREATION -- 1.3%
     18,700   Four Seasons Hotels, Inc.(a)...     1,198,670
                                               ------------
              MANUFACTURING -- 2.3%
     25,900   Engineered Support Systems,
                Inc.(a)......................     1,182,076
     29,800   Rofin-Sinar Technologies,
                Inc.*........................       875,524
                                               ------------
                                                  2,057,600
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.2%
    107,300   Align Technology, Inc.*........     1,639,544
     54,100   Conceptus, Inc.*(a)............       501,507
     79,750   Immucor, Inc.*.................     1,973,813
    116,800   North American Scientific,
                Inc.*........................       595,680
                                               ------------
                                                  4,710,544
                                               ------------
              PHARMACEUTICALS -- 11.9%
    115,600   CV Therapeutics, Inc.*(a)......     1,445,000
    110,500   Dyax Corp.*....................       844,220
    111,700   Isolagen, Inc.*(a).............     1,055,565
     38,100   Medicis Pharmaceuticals
                Corp. -- Class A.............     1,487,424
     50,600   MGI Pharma, Inc.*(a)...........     1,350,514
    154,900   Nektar Therapeutics*...........     2,242,952
     96,000   POZEN, Inc.*...................       839,040
     44,100   United Therapeutics
                Corp.*(a)....................     1,540,413
                                               ------------
                                                 10,805,128
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.0%
     32,600   RAIT Investment Trust..........       891,610
                                               ------------
              RESEARCH AND DEVELOPMENT -- 6.4%
     39,800   Digene Corp.*..................     1,033,208
    149,400   Pain Therapeutics, Inc.*(a)....     1,074,186
    109,400   Protein Design Labs,
                Inc.*(a).....................     2,142,052
     17,800   Rigel Pharmaceuticals,
                Inc.*(a).....................       450,340
     61,300   Transkaryotic Therapies,
                Inc.*........................     1,086,849
                                               ------------
                                                  5,786,635
                                               ------------
              RETAIL -- 11.6%
     26,100   America's Car-Mart, Inc.*......       880,875
     29,100   Cost Plus, Inc.*...............     1,029,558
     68,300   First Cash Financial Services,
                Inc.*........................     1,368,049
     34,900   Guitar Center, Inc.*...........     1,511,170
     43,400   PC Mall, Inc.*.................       663,586

                            See notes to portfolios.

                           SMALL-CAP GROWTH PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     24,400   Tractor Supply Company*........  $    767,136
    125,400   Urban Outfitters, Inc.*........     4,313,760
                                               ------------
                                                 10,534,134
                                               ------------
              RETAIL: RESTAURANTS -- 4.5%
     45,800   RARE Hospitality International,
                Inc.*........................     1,220,570
     54,000   Sonic Corp.*...................     1,384,020
     33,400   The Cheesecake Factory,
                Inc.*(a).....................     1,449,560
                                               ------------
                                                  4,054,150
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.8%
     42,200   Cymer, Inc.*...................     1,209,452
     35,600   Varian, Inc.*..................     1,348,172
                                               ------------
                                                  2,557,624
                                               ------------
              SEMICONDUCTORS -- 6.4%
    136,400   O2Micro International, Ltd.*...     1,464,936
     51,500   Power Integrations, Inc.*(a)...     1,052,145
    211,600   Skyworks Solutions, Inc.*(a)...     2,010,200
     57,000   Tessera Technologies, Inc.*....     1,259,700
                                               ------------
                                                  5,786,981
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 1.8%
     80,875   Hibbett Sporting Goods,
                Inc.*........................     1,657,129
                                               ------------
              TRANSPORTATION -- 1.4%
     60,950   Knight Transportation, Inc.*...     1,305,549
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $83,782,452)...........    87,797,084
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 21.2%
$19,260,195   Securities Lending Collateral
                Investment (Note 2) (Cost
                $19,260,195).................    19,260,195
                                               ------------
              TOTAL SECURITIES
                (Cost $103,042,647)..........   107,057,279
                                               ------------
              REPURCHASE AGREEMENTS -- 3.3%
  2,988,721   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $2,988,801
                (Collateralized by Small
                Business Administration,
                5.63%, due 08/25/15, with a
                value of $3,138,157)
                (Cost $2,988,721)............     2,988,721
                                               ------------
              Total Investments -- 121.1%
                (Cost $106,031,368)..........   110,046,000
              Liabilities less other
                assets -- (21.1)%............   (19,197,791)
                                               ------------
              NET ASSETS -- 100.0%...........  $ 90,848,209
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $106,031,368.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $10,041,114
    Gross unrealized depreciation...........   (6,026,482)
                                              -----------
    Net unrealized appreciation.............  $ 4,014,632
                                              ===========

---------------

* Non-income producing security.

(a) All or part of this security is on loan.

                            See notes to portfolios.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.0%
              AGRICULTURE -- 1.6%
    158,100   Monsanto Company...............  $  5,758,002
                                               ------------
              APPAREL: MANUFACTURING -- 1.4%
    121,100   Coach, Inc.*...................     5,137,062
                                               ------------
              APPAREL: RETAIL -- 1.1%
    122,000   Chico's FAS, Inc.*.............     4,172,400
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.8%
    152,170   The News Corporation, Ltd.
                (ADR)........................     5,001,828
    327,530   Time Warner, Inc.*.............     5,286,334
                                               ------------
                                                 10,288,162
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.2%
    122,440   Alliance Data Systems Corp.*...     4,966,166
    129,730   First Data Corp. ..............     5,643,256
    137,370   Fiserv, Inc.*..................     4,788,718
                                               ------------
                                                 15,398,140
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.4%
     76,410   Electronic Arts, Inc.*.........     3,514,096
    130,470   SAP AG (ADR)...................     5,081,806
                                               ------------
                                                  8,595,902
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 10.6%
    150,420   Apple Computer, Inc.*..........     5,828,775
    318,400   Dell, Inc.*....................    11,335,040
    623,100   EMC Corp.*.....................     7,190,574
    141,510   Network Appliance, Inc.*.......     3,254,730
  2,724,390   Sun Microsystems, Inc.*........    11,006,536
                                               ------------
                                                 38,615,655
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.3%
    112,090   Avon Products, Inc. ...........     4,896,091
                                               ------------
              DISTRIBUTION -- 1.5%
     93,900   CDW Corp. .....................     5,449,017
                                               ------------
              ELECTRONICS -- 2.6%
    319,960   Flextronics International,
                Ltd.*........................     4,239,470
     68,810   Research In Motion, Ltd.*......     5,252,955
                                               ------------
                                                  9,492,425
                                               ------------
              FINANCIAL SERVICES -- 6.4%
    123,500   American Express Company.......     6,355,310
    596,370   Charles Schwab Corp. ..........     5,480,640
     71,660   Goldman Sachs Group, Inc. .....     6,681,579
     97,100   T. Rowe Price Group, Inc. .....     4,946,274
                                               ------------
                                                 23,463,803
                                               ------------
              FOOD AND BEVERAGE -- 1.6%
    342,220   Archer-Daniels-Midland
                Company......................     5,810,896
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 1.2%
     66,020   American International Group,
                Inc. ........................  $  4,488,700
                                               ------------
              INTERNET SERVICES -- 10.9%
    574,060   Cisco Systems, Inc.*...........    10,390,486
     66,390   eBay, Inc.*....................     6,103,897
     25,090   Google, Inc. -- Class A*(a)....     3,251,664
    243,910   Juniper Networks, Inc.*........     5,756,276
    104,820   Symantec Corp.*................     5,752,522
    198,830   VeriSign, Inc.*................     3,952,740
    136,000   YAHOO!, Inc.*..................     4,611,760
                                               ------------
                                                 39,819,345
                                               ------------
              LEISURE AND RECREATION -- 3.5%
    103,000   International Game
                Technology...................     3,702,850
    106,680   Marriott International, Inc. --
                Class A......................     5,543,093
     68,000   MGM MIRAGE*....................     3,376,200
                                               ------------
                                                 12,622,143
                                               ------------
              MACHINERY -- 1.9%
     83,740   Caterpillar, Inc. .............     6,736,883
                                               ------------
              MANUFACTURING -- 4.0%
     98,180   Danaher Corp. .................     5,034,670
    168,100   Tyco International, Ltd. ......     5,153,947
     74,930   Zebra Technologies Corp. --
                Class A*.....................     4,571,479
                                               ------------
                                                 14,760,096
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.0%
     82,110   Anthem, Inc.*..................     7,164,098
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.4%
    120,010   Boston Scientific Corp.*.......     4,767,997
     54,890   C. R. Bard, Inc. ..............     3,108,421
     93,890   St. Jude Medical, Inc.*........     7,067,100
     62,520   Zimmer Holdings, Inc.*.........     4,941,581
                                               ------------
                                                 19,885,099
                                               ------------
              OIL, COAL AND GAS -- 2.4%
     95,480   Apache Corp. ..................     4,784,502
    118,270   XTO Energy, Inc. ..............     3,841,410
                                               ------------
                                                  8,625,912
                                               ------------
              PHARMACEUTICALS -- 4.6%
    220,450   Caremark Rx, Inc.*.............     7,069,831
    113,500   Forest Laboratories, Inc.*.....     5,105,230
    125,750   Sanofi-Aventis (ADR)...........     4,603,708
                                               ------------
                                                 16,778,769
                                               ------------

                            See notes to portfolios.

                          AGGRESSIVE EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT -- 6.7%
    112,230   Amgen, Inc.*...................  $  6,361,196
     89,250   Biogen Idec, Inc.*.............     5,459,423
    117,830   Genentech, Inc.*...............     6,176,649
    168,340   Gilead Sciences, Inc.*.........     6,292,549
                                               ------------
                                                 24,289,817
                                               ------------
              RETAIL -- 2.8%
    106,730   Best Buy Company, Inc. ........     5,789,035
    119,000   Williams-Sonoma, Inc.*.........     4,468,450
                                               ------------
                                                 10,257,485
                                               ------------
              RETAIL: RESTAURANTS -- 2.0%
     63,770   Starbucks Corp.*...............     2,898,984
    108,000   YUM! Brands, Inc. .............     4,391,280
                                               ------------
                                                  7,290,264
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.2%
     76,180   Fisher Scientific
                International, Inc.*.........     4,443,579
     83,930   Waters Corp.*..................     3,701,313
                                               ------------
                                                  8,144,892
                                               ------------
              SEMICONDUCTORS -- 8.0%
    324,510   Applied Materials, Inc.*.......     5,351,170
    400,000   ASML Holding NV*...............     5,148,000
    143,870   Marvell Technology Group,
                Ltd.*........................     3,759,323
    101,970   Maxim Integrated Products,
                Inc. ........................     4,312,311
    322,430   Texas Instruments, Inc. .......     6,861,311
    136,820   Xilinx, Inc. ..................     3,694,140
                                               ------------
                                                 29,126,255
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.9%
    127,680   America Movil SA de CV --
                Series L (ADR)...............     4,983,350
  1,241,500   JDS Uniphase Corp.*............     4,183,855
    164,150   Telefonaktiebolaget LM Ericsson
                (ADR)*(a)....................     5,128,046
                                               ------------
                                                 14,295,251
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $359,067,652)................   361,362,564
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 1.5%
$ 5,370,042   Securities Lending Collateral
                Investment (Note 2) (Cost
                $5,370,042)..................  $  5,370,042
                                               ------------
              TOTAL SECURITIES (Cost
                $364,437,694)................   366,732,606
                                               ------------
              REPURCHASE AGREEMENT -- 4.0%
 14,516,402   With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $14,516,790
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                4.85%, due 11/01/32, with a
                value of $15,242,223) (Cost
                $14,516,402).................    14,516,402
                                               ------------
              Total Investments -- 104.5%
                (Cost $378,954,096)..........   381,249,008
              Liabilities less other
                assets -- (4.5)%.............   (16,274,939)
                                               ------------
              NET ASSETS -- 100.0%...........  $364,974,069
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $378,954,096.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 5,655,852
    Gross unrealized depreciation...........   (3,360,940)
                                              -----------
    Net unrealized appreciation.............  $ 2,294,912
                                              ===========

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(ADR) American Depository Receipt.

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 90.1%
              ADVERTISING -- 0.7%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,524,125
    585,000   Vertis, Inc. -- 144A, 13.50%,
                12/07/09.....................       587,925
                                               ------------
                                                  2,112,050
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp. -- 144A, 9.25%,
                06/01/11.....................       425,613
    415,000   Armor Holdings, Inc., 8.25%,
                08/15/13.....................       459,612
    140,000   K&F Industries, Series B,
                9.63%, 12/15/10..............       156,450
                                               ------------
                                                  1,041,675
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.3%
    755,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       849,375
                                               ------------
              AIRLINES -- 1.6%
    920,000   American Airlines, Inc., 8.61%,
                04/01/11.....................       780,634
  1,500,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,248,489
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       293,398
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............       925,575
    125,000   Continental Airlines, Inc.,
                8.00%, 12/15/05..............       115,000
     13,818   Continental Airlines, Inc.,
                Series 1998-3,
                7.08%, 11/01/04..............        13,696
  1,740,321   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,345,103
    500,000   Delta Air Lines,
                7.90%, 12/15/09..............       142,500
    595,000   Delta Air Lines, Series 2000-1,
                7.78%, 11/18/05..............       257,446
    146,097   Delta Air Lines, Series 2002-1,
                7.78%, 01/02/12..............        56,159
                                               ------------
                                                  5,178,000
                                               ------------
              APPAREL: MANUFACTURING -- 3.1%
  1,330,000   GFSI, Inc., Series B, 9.63%,
                03/01/07.....................     1,293,425
  1,830,000   J. Crew Operating Corp.,
                10.38%, 10/15/07.............     1,884,900
    885,000   Levi Strauss & Company, 7.00%,
                11/01/06.....................       889,425
  1,385,000   Oxford Industries, Inc., 8.88%,
                06/01/11.....................     1,509,650

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING (CONTINUED)
$ 2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............  $  2,449,500
    310,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............       323,950
    620,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       666,500
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       986,563
                                               ------------
                                                 10,003,913
                                               ------------
              APPAREL: RETAIL -- 0.2%
    790,000   Mothers Work, Inc., 11.25%,
                08/01/10.....................       782,100
                                               ------------
              AUTOMOBILE: RENTAL -- 0.3%
    700,000   Williams Scotsman, Inc., 9.88%,
                06/01/07.....................       673,750
    285,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       307,088
                                               ------------
                                                    980,838
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 3.8%
  2,175,000   Collins & Aikman Products
                Company,
                10.75%, 12/31/11.............     2,185,875
  2,110,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,247,149
  1,620,000   Dana Corp.,
                10.13%, 03/15/10.............     1,846,800
    700,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       626,500
    235,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       253,800
    940,000   Metaldyne Corp.,
                11.00%, 06/15/12.............       752,000
    670,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       626,450
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       414,275
  1,610,000   Tenneco Automotive, Inc.,
                Series B,
                11.63%, 10/15/09.............     1,706,600
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,082,025
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       423,030
                                               ------------
                                                 12,164,504
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 5.8%
$ 1,595,000   Adelphia Communications,
                10.25%, 11/01/06(2)..........  $  1,443,475
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(2)(5)........       269,925
    400,000   Cablevision Systems
                Corp. -- 144A,
                8.00%, 04/15/12..............       420,000
    245,000   Charter Communications Holdings
                LLC,
                10.00%, 04/01/09.............       199,675
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,594,813
    285,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............       220,875
  1,740,000   Coleman Cable, Inc. -- 144A,
                9.88%, 10/01/12..............     1,776,975
  2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     2,479,499
    320,000   Fisher Communications,
                Inc. -- 144A,
                8.63%, 09/15/14..............       334,400
  4,390,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(1).....     4,126,599
  1,820,000   Kabel Deutschland GMBH -- 144A,
                10.63%, 07/01/14.............     1,992,900
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(1).....       413,963
    100,000   Nexstar Financial Holdings LLC,
                Inc.,
                12.00%, 04/01/08.............       110,500
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(1).....     1,276,419
    360,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       407,250
    900,000   ONO Finance PLC,
                14.00%, 02/15/11.............     1,040,625
    430,000   ONO Finance PLC,
                14.00%, 02/15/11.............       582,887
    190,000   Paxson Communications,
                zero coupon, 01/15/09(1).....       163,875
                                               ------------
                                                 18,854,655
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
    875,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............       940,625
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,140,650
                                               ------------
                                                  3,081,275
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 7.8%
$   260,000   Acetex Corp.,
                10.88%, 08/01/09.............  $    287,300
  1,590,000   Avecia Group PLC,
                11.00%, 07/01/09.............     1,407,150
    365,000   Crown Euro Holdings SA,
                9.50%, 03/01/11..............       408,800
  1,990,000   Crown Euro Holdings SA,
                10.88%, 03/01/13.............     2,323,325
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       749,975
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       858,600
    140,000   Huntsman Advanced
                Materials -- 144A,
                11.00%, 07/15/10.............       163,100
  1,685,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,958,813
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       963,300
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,984,875
    335,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       358,450
    120,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............       131,550
  1,661,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,926,760
    695,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       760,156
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,600,639
  2,150,000   OM Group, Inc.,
                9.25%, 12/15/11..............     2,252,125
    695,000   PolyOne Corp.,
                8.88%, 05/01/12..............       712,375
  2,435,000   Rhodia SA,
                10.25%, 06/01/10.............     2,532,400
1,515,000..   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,674,075
  1,455,000   UAP Holding Corp. -- 144A,
                zero coupon, 07/15/12(1).....     1,120,350
                                               ------------
                                                 25,174,118
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
    210,000   Coinmach Corp.,
                9.00%, 02/01/10..............       218,925
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
$   610,000   Danka Business Systems,
                11.00%, 06/15/10.............  $    643,550
    443,000   Digitalnet, Inc.,
                9.00%, 07/15/10..............       516,095
    660,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       600,600
                                               ------------
                                                  1,760,245
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.8%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     2,052,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       176,800
    325,000   Xerox Corp.,
                9.75%, 01/15/09..............       380,250
     10,000   Xerox Corp.,
                7.13%, 06/15/10..............        10,725
                                               ------------
                                                  2,619,775
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.4%
    680,000   Ainsworth Lumber -- 144A,
                7.25%, 10/01/12..............       690,200
  1,085,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,166,375
    365,000   Erico International Corp.,
                8.88%, 03/01/12..............       379,600
    520,000   Owens Corning,
                7.70%, 05/01/08(2)...........       239,200
    560,000   Owens Corning, 7.50%,
                08/01/18(2)..................       257,600
  1,235,000   Ply Gem Industries,
                Inc. -- 144A, 9.00%,
                02/15/12.....................     1,238,088
    670,000   THL Buildco, Inc. (Nortek,
                Inc.) -- 144A,
                8.50%, 09/01/14..............       705,175
                                               ------------
                                                  4,676,238
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.2%
  1,225,000   Amscan Holdings, Inc. -- 144A,
                8.75%, 05/01/14..............     1,255,624
    695,000   Fedders North America, 9.88%,
                03/01/14.....................       582,063
    720,000   Home Interiors & Gifts, 10.13%,
                06/01/08.....................       626,400
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(1).....       204,288
    215,000   Mobile Mini, Inc., 9.50%,
                07/01/13.....................       239,725
    525,000   North Atlantic Trading, 9.25%,
                03/01/12.....................       506,625
    505,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       549,188
                                               ------------
                                                  3,963,913
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING -- 3.5%
$   270,000   Graham Packaging
                Company -- 144A, 8.50%,
                10/15/12.....................  $    276,750
    540,000   Graham Packaging
                Company -- 144A, 9.88%,
                10/15/14.....................       555,525
    320,000   Graham Packaging Company,
                Series B,
                10.75%, 01/15/09.............       333,600
    240,000   Hexcel Corp.,
                9.88%, 10/01/08..............       270,000
    155,000   Hexcel Corp.,
                9.75%, 01/15/09..............       163,525
    995,000   Intertape Polymer US,
                Inc. -- 144A,
                8.50%, 08/01/14..............     1,009,925
    300,000   Kappa Beheer BV, 10.63%,
                07/15/09.....................       318,000
  1,185,000   Plastipak Holdings, Inc.,
                10.75%, 09/01/11.............     1,327,200
    950,000   Pliant Corp.,
                zero coupon, 06/15/09(1).....       817,000
  1,650,000   Pliant Corp.,
                11.13%, 09/01/09.............     1,724,250
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       708,800
  1,800,000   Solo Cup Company, 8.50%,
                02/15/14.....................     1,781,999
  1,250,000   Stone Container Finance Company
                of Canada -- 144A,
                7.38%, 07/15/14..............     1,315,625
    415,000   Tekni-Plex, Inc. -- 144A,
                8.75%, 11/15/13..............       396,325
     60,000   Tekni-Plex, Inc., Series B,
                12.75%, 06/15/10.............        50,400
    355,000   US Can Corp.,
                10.88%, 07/15/10.............       366,538
                                               ------------
                                                 11,415,462
                                               ------------
              DISTRIBUTION -- 0.2%
    485,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       551,688
                                               ------------
              ELECTRONICS -- 0.3%
    775,000   Muzak LLC,
                10.00%, 02/15/09.............       689,750
    530,000   Muzak LLC,
                9.88%, 03/15/09..............       392,200
                                               ------------
                                                  1,081,950
                                               ------------
              ENGINEERING -- 0.1%
    455,000   The Shaw Group, Inc., 10.75%,
                03/15/10.....................       480,025
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.5%
$   455,000   Allied Waste North America
                Industries, Inc., Series B,
                9.25%, 09/01/12..............  $    508,463
  1,855,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     1,994,125
  2,630,000   Waste Services, Inc. -- 144A,
                9.50%, 04/15/14..............     2,511,650
                                               ------------
                                                  5,014,238
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.5%
  1,070,000   Amerco,
                9.00%, 03/15/09..............     1,118,150
    685,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............       611,363
                                               ------------
                                                  1,729,513
                                               ------------
              FINANCIAL SERVICES -- 2.6%
    415,000   Alamosa Delaware, Inc.,
                zero coupon, 07/31/09(1).....       429,525
    510,000   Alamosa Delaware, Inc., 11.00%,
                07/31/10.....................       580,125
    875,000   Alamosa Delaware, Inc., 8.50%,
                01/31/12.....................       890,313
  2,055,000   BCP Caylux Holdings Luxembourg
                SCA -- 144A,
                9.63%, 06/15/14..............     2,229,674
    715,000   E*TRADE Financial
                Corp. -- 144A,
                8.00%, 06/15/11..............       747,175
  1,335,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............     1,431,788
  1,920,000   Trump Holdings & Funding,
                11.63%, 03/15/10.............     2,006,400
                                               ------------
                                                  8,315,000
                                               ------------
              FOOD AND BEVERAGE -- 1.4%
  1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,209,100
    135,000   Chiquita Brands
                International -- 144A, 7.50%,
                11/01/14.....................       135,675
    365,000   Merisant Company -- 144A,
                9.75%, 07/15/13..............       348,575
    265,000   Michael Foods, Inc., 8.00%,
                11/15/13.....................       278,913
    845,000   Pierre Foods, Inc. -- 144A,
                9.88%, 07/15/12..............       874,575

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$ 1,295,000   Pinnacle Foods Holding
                Corp. -- 144A,
                8.25%, 12/01/13..............  $  1,227,012
    395,000   United Agriculture
                Products -- 144A,
                8.25%, 12/15/11..............       428,575
                                               ------------
                                                  4,502,425
                                               ------------
              FUNERAL SERVICES -- 0.4%
    330,000   Alderwoods Group, Inc. -- 144A,
                7.75%, 09/15/12..............       350,625
    315,000   CB Richard Ellis Services,
                Inc., 9.75%, 05/15/10........       358,313
    500,000   CB Richard Ellis Services,
                Inc., 11.25%, 06/15/11.......       586,250
                                               ------------
                                                  1,295,188
                                               ------------
              LEISURE AND RECREATION -- 6.6%
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       399,000
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(2)..........       183,019
  2,025,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,328,749
  1,890,000   Kerzner International, 8.88%,
                08/15/11.....................     2,081,362
    995,000   LCE Acquisition Corp. -- 144A,
                9.00%, 08/01/14..............     1,032,313
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,496,500
  1,810,000   Marquee Holdings, Inc. -- 144A,
                zero coupon, 08/15/14(1).....     1,081,475
  1,005,000   Marquee, Inc. -- 144A, 8.63%,
                08/15/12.....................     1,070,325
    335,000   MGM MIRAGE,
                6.88%, 02/06/08..............       366,406
  1,030,000   OED Corp./Diamond JO -- 144A,
                8.75%, 04/15/12..............       957,900
    960,000   Penn National Gaming, Inc.,
                Series B,
                11.13%, 03/01/08.............     1,041,600
    120,000   Premier Entertainment LLC
                (Biloxi) Financial, 10.75%,
                02/01/12.....................       127,200
  1,805,000   Royal Caribbean Cruises, Ltd.,
                8.75%, 02/02/11..............     2,116,362
    390,000   Royal Caribbean Cruises, Ltd.,
                7.25%, 03/15/18..............       413,400
    680,000   Seneca Gaming Corp. -- 144A,
                7.25%, 05/01/12..............       705,500
    150,000   Six Flags, Inc.,
                8.88%, 02/01/10..............       141,375
    255,000   Six Flags, Inc.,
                9.63%, 06/01/14..............       239,700

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,750,000   Trump Atlantic City
                Association/Funding, Inc.,
                11.25%, 05/01/06.............  $  1,518,125
  1,785,000   Venetian Casino Resort/Las
                Vegas Sands,
                11.00%, 06/15/10.............     2,075,063
  1,882,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,004,330
                                               ------------
                                                 21,379,704
                                               ------------
              MACHINERY -- 1.3%
    725,000   Flowserve Corp.,
                12.25%, 08/15/10.............       822,875
  1,225,000   Terex Corp., Series B, 10.38%,
                04/01/11.....................     1,390,375
    470,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       544,025
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,534,675
                                               ------------
                                                  4,291,950
                                               ------------
              MANUFACTURING -- 1.6%
    455,000   Aearo Company I, 8.25%,
                04/15/12.....................       466,375
    800,000   Amsted Industries,
                Inc. -- 144A, 10.25%,
                10/15/11.....................       884,000
  2,310,000   Dresser, Inc.,
                9.38%, 04/15/11..............     2,552,550
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,650
    340,000   MAAX Corp. -- 144A,
                9.75%, 06/15/12..............       362,100
    180,000   Rayovac Corp.,
                8.50%, 10/01/13..............       196,200
    780,000   Samsonite Corp. -- 144A,
                8.88%, 06/01/11..............       819,000
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(2)...........        32,400
                                               ------------
                                                  5,329,275
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.0%
    870,000   Ardent Health Services,
                10.00%, 08/15/13.............       883,050
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       299,700
  1,690,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............     1,687,888
    630,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       612,675
    527,609   Magellan Health Services, Inc.,
                Series A,
                9.38%, 11/15/08..............       573,775
    455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............       528,369

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$   670,000   Pacificare Health Systems,
                Inc.,
                10.75%, 06/01/09.............  $    775,525
  2,585,000   Tenet Healthcare Corp. -- 144A,
                9.88%, 07/01/14..............     2,714,249
    670,000   US Oncology, Inc. -- 144A,
                9.00%, 08/15/12..............       696,800
    940,000   US Oncology, Inc. -- 144A,
                10.75%, 08/15/14.............       970,550
                                               ------------
                                                  9,742,581
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.7%
    800,000   Inverness Medical Innovations,
                Inc. -- 144A,
                8.75%, 02/15/12..............       808,000
    710,000   Medical Device Manufacture,
                Inc. -- 144A,
                10.00%, 07/15/12.............       756,150
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,574,375
  1,010,000   Norcross Safety Products
                LLC -- Series B,
                9.88%, 08/15/11..............     1,100,900
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       188,125
    885,000   VWR International,
                Inc. -- 144A, 8.00%,
                04/15/14.....................       940,313
                                               ------------
                                                  5,367,863
                                               ------------
              METALS AND MINING -- 1.4%
  2,075,000   Ispat Inland ULC, 9.75%,
                04/01/14.....................     2,298,063
  1,635,000   Mueller Group, Inc. -- 144A,
                10.00%, 05/01/12.............     1,773,975
    750,000   Mueller Holdings, Inc. -- 144A,
                zero coupon, 04/15/14(1).....       485,625
                                               ------------
                                                  4,557,663
                                               ------------
              OIL AND GAS: PIPELINES -- 2.2%
    365,000   ANR Pipeline Company, 8.88%,
                03/15/10.....................       412,450
    190,000   Dynegy Holdings, Inc., 7.63%,
                10/15/26.....................       165,300
  2,915,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............     3,366,825
    215,000   Gulfterra Energy
                Partner -- 144A, 10.63%,
                12/01/12.....................       270,900
    543,000   Gulfterra Energy Partner,
                Series B, 8.50%, 06/01/10....       634,631
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       427,975

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$   275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............  $    310,750
  1,345,000   Transmontaigne, Inc., 9.13%,
                06/01/10.....................     1,516,488
                                               ------------
                                                  7,105,319
                                               ------------
              OIL, COAL AND GAS -- 3.3%
    415,000   Alpha Natural
                Resources -- 144A, 10.00%,
                06/01/12.....................       459,613
    205,000   Belden & Blake Corp. -- 144A,
                8.75%, 07/15/12..............       219,350
    785,000   Continental Resources, 10.25%,
                08/01/08.....................       816,400
     70,000   Denbury Resources, Inc., 7.50%,
                04/01/13.....................        74,550
    425,000   Giant Industries, Inc., 8.00%,
                05/15/14.....................       435,625
  1,855,000   Hanover Compressor Company,
                zero coupon, 03/31/07(1).....     1,576,749
    355,000   Hanover Compressor Company,
                8.63%, 12/15/10..............       386,950
    525,000   Parker Drilling Company, 9.63%,
                10/01/13.....................       588,000
    721,000   Petro Stopping Centers Holdings
                LP/Petro Holdings Financial
                Corp.,
                9.00%, 02/15/12..............       767,865
  1,125,000   Petrobras International
                Finance, 9.13%, 07/02/13.....     1,234,688
  1,586,200   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,855,853
    295,000   Premcor Refining Group, 7.75%,
                02/01/12.....................       323,025
    440,000   Ram Energy, Inc., 11.50%,
                02/15/08.....................       451,000
  1,295,000   Sesi LLC,
                8.88%, 05/15/11..............     1,421,263
                                               ------------
                                                 10,610,931
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.0%
  1,415,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     1,521,125
  1,185,000   Georgia-Pacific Corp., 9.50%,
                12/01/11.....................     1,472,363
  1,385,000   Georgia-Pacific Corp., 9.38%,
                02/01/13.....................     1,637,763
    525,000   Longview Fibre Company, 10.00%,
                01/15/09.....................       574,875
  1,030,000   Newark Group, Inc. -- 144A,
                9.75%, 03/15/14..............     1,066,050
  3,300,000   Tembec Industries, Inc., 8.50%,
                02/01/11.....................     3,464,999
                                               ------------
                                                  9,737,175
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS -- 0.1%
$   265,000   Curative Health Services,
                10.75%, 05/01/11.............  $    243,800
                                               ------------
              PRINTING AND PUBLISHING -- 5.0%
  3,240,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............     3,426,299
  1,195,000   Canwest Media, Inc., 10.63%,
                05/15/11.....................     1,365,288
    245,000   Dex Media East LLC, 9.88%,
                11/15/09.....................       282,975
  1,481,000   Dex Media West Finance Company,
                Series B, 9.88%, 08/15/13....     1,747,580
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,942,500
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,772,400
    835,000   Liberty Group Operating, 9.38%,
                02/01/08.....................       845,438
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(3)..........       107,389
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(3)..........       196,100
  3,445,000   Primedia, Inc.,
                8.88%, 05/15/11..............     3,462,224
  1,000,000   Primedia, Inc. -- 144A,
                Floating Rate,
                7.09%, 05/15/10(6)...........     1,010,000
                                               ------------
                                                 16,158,193
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    350,000   Felcor Lodging LP -- 144A,
                Floating Rate,
                5.84%, 06/01/11(4)...........       355,250
    150,000   Host Marriott LP, Series I,
                9.50%, 01/15/07..............       166,875
    310,000   Omega Healthcare Investors,
                Inc. -- 144A,
                7.00%, 04/01/14..............       316,200
                                               ------------
                                                    838,325
                                               ------------
              RETAIL -- 0.3%
    295,000   General Nutrition Centers,
                Inc., 8.50%, 12/01/10........       303,113
    820,000   Jean Coutu Group (PJC),
                Inc. -- 144A,
                8.50%, 08/01/14..............       817,950
                                               ------------
                                                  1,121,063
                                               ------------
              SECURITY SERVICES -- 0.1%
    205,000   Allied Security, Inc. -- 144A,
                11.38%, 07/15/11.............       216,275
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.9%
$   644,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............  $    753,480
    135,000   Amkor Technologies, Inc.,
                10.50%, 05/01/09.............       115,425
    475,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       391,875
    975,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............       804,375
    845,000   Chippac International, Ltd.,
                Series B,
                12.75%, 08/01/09.............       898,869
                                               ------------
                                                  2,964,024
                                               ------------
              SPECIAL PURPOSE ENTITY -- 6.5%
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       564,425
  1,034,328   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,142,933
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,725,625
    645,000   Crystal US Holdings 3
                LLC/Crystal US Sub3
                Corp. -- 144A,
                zero coupon, 10/01/14(1).....       388,613
  1,122,286   Hollinger
                Participation -- 144A,
                12.13%, 11/15/10.............     1,287,823
  1,035,000   Interline Brands, Inc., 11.50%,
                05/15/11.....................     1,154,025
    545,000   Jostens IH Corp. -- 144A,
                7.63%, 10/01/12..............       550,450
  1,350,000   MDP Acquisitions PLC, 9.63%,
                10/01/12.....................     1,532,250
  1,310,000   Milacron Escrow Corp. -- 144A,
                11.50%, 05/15/11.............     1,395,150
    650,000   New ASAT (Finance),
                Ltd. -- 144A,
                9.25%, 02/01/11..............       549,250
  1,525,000   PCA LLC/PCA Finance Corp.,
                11.88%, 08/01/09.............     1,639,375
    555,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............       578,588
  1,805,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     1,899,762
    135,000   Riddell Bell Holdings,
                Inc. -- 144A,
                8.38%, 10/01/12..............       137,869
    230,000   Standard Aero Holdings,
                Inc. -- 144A,
                8.25%, 09/01/14..............       239,200
  2,550,000   UGS Corp. -- 144A, 10.00%,
                06/01/12.....................     2,792,249

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,710,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............  $  2,000,699
  1,530,000   Vanguard Health Holding Company
                II LLC -- 144A, 9.00%,
                10/01/14.....................     1,541,475
                                               ------------
                                                 21,119,761
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.1%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       172,975
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(2)...........       306,667
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.2%
    222,000   American Tower Corp., 9.38%,
                02/01/09.....................       236,430
  2,575,000   Centennial
                Cellular/Communications,
                10.13%, 06/15/13.............     2,723,062
    505,000   Centennial Communications,
                10.75%, 12/15/08.............       527,725
    190,000   Crown Castle International
                Corp., 10.75%, 08/01/11......       212,325
    355,000   General Cable Corp., 9.50%,
                11/15/10.....................       395,825
  1,500,000   Inmarsat Finance PLC -- 144A,
                7.63%, 06/30/12..............     1,496,250
  1,000,000   IWO Holdings, Inc., 14.00%,
                01/15/11(2)..................       445,000
  2,620,000   LCI International, Inc., 7.25%,
                06/15/07.....................     2,390,750
    450,000   Nextel Communications, 7.38%,
                08/01/15.....................       486,000
    875,000   Nextel Partners, Inc., 12.50%,
                11/15/09.....................     1,015,000
  3,755,000   Nortel Networks Corp., 4.25%,
                09/01/08.....................     3,642,349
    675,000   Nortel Networks, Ltd., 6.13%,
                02/15/06.....................       691,875
  1,345,000   PanAmSat Corp. -- 144A, 9.00%,
                08/15/14.....................     1,405,525
    285,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............       287,494
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       266,800
    315,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............       292,163
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............        96,525
  1,075,000   Qwest Services Corp. -- 144A,
                14.00%, 12/15/10.............     1,260,438

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(1).....  $     48,900
    450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A,
                8.75%, 01/20/09..............       450,000
    945,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............       988,706
  1,230,000   US Unwired, Inc., Series B,
                10.00%, 06/15/12.............     1,282,275
  2,460,000   Western Wireless Corp., 9.25%,
                07/15/13.....................     2,521,500
                                               ------------
                                                 23,162,917
                                               ------------
              TRANSPORTATION -- 0.6%
    715,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............       757,900
    910,000   OMI Corp.,
                7.63%, 12/01/13..............       938,438
    115,000   Petroleum Helicopters, 9.38%,
                05/01/09.....................       124,200
    245,000   Quality Distribution
                Capital -- 144A, 9.00%,
                11/15/10.....................       234,281
                                               ------------
                                                  2,054,819
                                               ------------
              UTILITIES -- 0.7%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       723,900
  1,325,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     1,662,875
                                               ------------
                                                  2,386,775
                                               ------------
              UTILITIES: ELECTRIC -- 4.7%
    550,000   AES Corp.,
                8.50%, 11/01/07..............       566,500
    553,000   AES Corp.,
                9.38%, 09/15/10..............       625,581
     41,436   AES Corp. -- 144A, 10.00%,
                07/15/05.....................        42,265
    700,000   AES Corp. -- 144A, 8.75%,
                05/15/13.....................       792,750
    310,000   AES Corp. -- 144A, 9.00%,
                05/15/15.....................       351,075
    496,838   AES Eastern Energy, Series
                99-A, 9.00%, 01/02/17........       559,253
  1,305,000   Calpine Corp.,
                8.25%, 08/15/05..............     1,288,688
  1,575,000   Calpine Corp.,
                7.63%, 04/15/06..............     1,464,750
    350,000   Calpine Corp.,
                10.50%, 05/15/06.............       339,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   125,000   Calpine Corp.,
                8.75%, 07/15/07..............  $     99,688
    450,000   Calpine Corp. -- 144A, 8.50%,
                07/15/10.....................       346,500
  1,130,000   Calpine Corp. -- 144A, 8.75%,
                07/15/13.....................       858,800
    540,000   Illinova Corp.,
                7.50%, 06/15/09..............       618,300
  2,620,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,327,399
    750,000   Nevada Power Company, 9.00%,
                08/15/13.....................       866,250
  2,685,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............     2,889,731
    255,000   Reliant Energy, Inc., 9.25%,
                07/15/10.....................       275,081
                                               ------------
                                                 15,312,111
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $280,549,868)..........   292,027,254
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.6%
              BROADCAST SERVICES/MEDIA -- 0.2%
     54,651   Telewest Global, Inc.*.........       635,045
                                               ------------
              OIL, COAL AND GAS -- 0.0%
      6,905   Texas Petrochemicals, Inc.*....        70,776
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
      5,726   Crown Castle International
                Corp.*.......................        85,203
     20,340   NTL, Inc.*.....................     1,262,504
                                               ------------
                                                  1,347,707
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $1,893,220)............     2,053,528
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.8%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........       814,015
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       276,720
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     33,235   Crown Castle International
                Corp., 6.25%.................     1,524,656
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $2,281,431)............     2,615,391
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............  $    212,062
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*............            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*............            --
        750   Mueller Holdings, Inc.,
                Expires 04/15/14*............        45,375
         84   New World Coffee,
                Expires 06/20/06*............             1
      1,000   ONO Finance PLC,
                Expires 03/16/11*............            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*............            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       257,438
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.9%
              BROADCAST SERVICES/MEDIA -- 0.2%
$   740,000   Charter Communications Holdings
                LLC,
                5.75%, 10/15/05..............       662,300
                                               ------------
              LEISURE AND RECREATION -- 0.2%
    645,000   Kerzner International -- 144A,
                2.38%, 04/15/24..............       629,681
                                               ------------
              OIL, COAL AND GAS -- 0.0%
     29,000   Texas Petrochemicals, Inc.,
                7.25%, 04/30/09..............        34,075
                                               ------------
              SEMICONDUCTORS -- 0.5%
  1,650,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............     1,452,000
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $2,912,722)............     2,778,056
                                               ------------
              TOTAL SECURITIES
                (Cost $287,712,643)..........   299,731,667
                                               ------------
              REPURCHASE AGREEMENT -- 6.9%
22,334,695..  With Investors Bank and Trust,
                dated 09/30/04, 0.96%, due
                10/01/04, repurchase proceeds
                at maturity $22,335,290
                (Collateralized by Small
                Business Administration,
                5.38%, due 07/25/27, with a
                value of $7,950,730 and US
                Treasury Bond, 8.00%, due
                11/15/21, with a value of
                $15,106,292) (Cost
                $22,334,695).................    22,334,695
                                               ------------
              Total Investments -- 99.4%
                (Cost $310,047,338)..........   322,066,362
              Assets less other
                liabilities -- 0.6%..........     1,882,392
                                               ------------
              NET ASSETS -- 100.0%...........  $323,948,754
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $310,047,338.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $17,487,935
    Gross unrealized depreciation...........   (5,468,911)
                                              -----------
    Net unrealized appreciation.............  $12,019,024
                                              ===========

---------------

*  Non-income producing security.

(1) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(2) Bond is in default.

(3) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at September 30, 2004.

(4) Floating Rate Security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at September 30, 2004.

(5) Security was in bankruptcy reorganization at time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

(6) Quarterly reset provision. The rate shown was in effect at September 30, 2004.

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.2%
               AEROSPACE AND DEFENSE -- 2.3%
   1,565,500   Bae Systems PLC......  $    6,369,822     BRI
     432,394   European Aeronautic
                 Defense and Space
                 Company(a).........      11,456,766     NET
   2,081,689   Rolls-Royce Group
                 PLC................       9,544,207     BRI
                                      --------------
                                          27,370,795
                                      --------------
               AIRLINES -- 1.1%
   2,312,800   British Airways
                 PLC*...............       8,688,218     BRI
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,270,558     AUS
                                      --------------
                                          12,958,776
                                      --------------
               APPAREL: MANUFACTURING -- 0.8%
      68,700   Adidas-Salomon AG....       9,587,852     GER
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 5.4%
     147,200   DaimlerChrysler AG...       6,070,681     GER
      69,100   DaimlerChrysler
                 AG(a)..............       2,862,122     GER
      51,700   Honda Motor Company,
                 Ltd. ..............       2,504,790     JPN
     212,380   Hyundai Motor
                 Company............       9,797,896     KOR
     501,420   Kia Motors Corp. ....       4,617,769     KOR
     645,300   Nissan Motor Company,
                 Ltd. ..............       7,025,585     JPN
     106,700   PSA Peugeot Citroen..       6,574,120     FRA
     314,000   Suzuki Motor
                 Corp. .............       5,136,473     JPN
     554,800   Toyota Motor
                 Corp. .............      21,241,662     JPN
                                      --------------
                                          65,831,098
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 2.2%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       6,241,045     JPN
     127,500   Alpine Electronics,
                 Inc.(a)............       1,632,213     JPN
     142,400   Continental AG.......       7,742,444     GER
      10,200   Georg Fischer AG*....       2,543,661     SWI
   1,128,000   GKN PLC..............       4,385,477     BRI
     115,700   Valeo SA.............       4,236,940     FRA
                                      --------------
                                          26,781,780
                                      --------------
               BANKS -- 14.0%
     522,700   ABN AMRO Holding
                 NV.................      11,875,659     NET
     228,200   Banco Bilbao Vizcaya
                 Argentaria SA......       3,140,848     SPA
     709,400   Banco Comercial
                 Portugues, SA --
                 Class R............       1,542,129     POR
     240,100   Banco Santander
                 Central Hispano
                 SA.................       2,344,262     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     834,200   Bank of East Asia,
                 Ltd. ..............  $    2,342,808     HNG
   1,342,000   Barclays PLC.........      12,876,651     BRI
     494,897   Bayerische Hypo-und
                 Vereinsbank AG (HVB
                 Group).............       9,504,206     GER
     142,500   BNP Paribas SA.......       9,204,702     FRA
     157,600   Canadian Imperial
                 Bank of
                 Commerce(a)........       8,424,006     CDA
     158,600   Commonwealth Bank of
                 Australia..........       3,465,651     AUS
     116,400   Danske Bank A/S......       3,060,346     DEN
      19,400   Deutsche Bank AG.....       1,394,591     GER
     246,300   Dexia(a).............       4,601,546     BEL
     250,800   DNB NOR ASA..........       1,983,382     NOR
     288,300   EFG Eurobank
                 Ergasias...........       6,768,586     GRC
      89,200   ForeningsSparbanken
                 AB.................       1,854,915     SWE
     126,100   HBOS PLC.............       1,703,054     BRI
     135,700   IKB Deutsche
                 Industriebank AG...       3,231,421     GER
   1,238,200   Joyo Bank, Ltd. .....       4,987,850     JPN
      77,400   Laurentian Bank of
                 Canada(a)..........       1,595,687     CDA
   1,786,200   Lloyds TSB Group
                 PLC................      13,953,574     BRI
      70,200   National Australia
                 Bank, Ltd.(a)......       1,370,874     AUS
     177,700   National Bank of
                 Canada(a)..........       6,157,740     CDA
   1,154,000   Nordea Bank AB.......       9,424,740     SWE
     234,700   SanPaolo IMI SpA.....       2,650,138     ITA
     125,100   Societe Generale.....      11,072,194     FRA
     637,700   Standard Chartered
                 PLC................      10,950,357     BRI
     490,100   Suncorp-Metway,
                 Ltd. ..............       5,427,436     AUS
     189,900   UBS AG...............      13,384,821     SWI
                                      --------------
                                         170,294,174
                                      --------------
               BROADCAST SERVICES/MEDIA -- 0.5%
     883,200   Seven Network,
                 Ltd.(a)............       3,157,945     AUS
     132,041   Vivendi Universal
                 SA*................       3,383,760     FRA
                                      --------------
                                           6,541,705
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.0%
   1,200,129   Capita Group PLC.....       7,148,228     BRI
   1,914,700   Marubeni Corp. ......       5,072,513     JPN
                                      --------------
                                          12,220,741
                                      --------------

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 0.7%
      45,100   Akzo Nobel NV(a).....  $    1,592,740     NET
      52,300   K+S AG...............       2,250,459     GER
   1,680,600   Mitsubishi Chemical
                 Corp. .............       5,092,727     JPN
                                      --------------
                                           8,935,926
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.5%
     209,000   Infosys Technologies,
                 Ltd. (ADR)(a)......      11,829,400     IND
      24,323   OBIC Company, Ltd. ..       4,563,597     JPN
     325,985   Trend Micro, Inc. ...      14,018,952     JPN
                                      --------------
                                          30,411,949
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
     163,900   Creative Technology,
                 Ltd. ..............       1,810,512     SIN
     203,900   Oce NV...............       3,183,787     NET
   2,043,000   TPV Technology,
                 Ltd. ..............       1,290,319     HNG
                                      --------------
                                           6,284,618
                                      --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.6%
     385,900   Autostrade SpA.......       8,264,253     ITA
     353,700   Barratt Developments
                 PLC................       3,624,316     BRI
     211,200   Berkeley Group PLC...       4,848,280     BRI
     159,300   Compagnie de Saint-
                 Gobain.............       8,178,482     FRA
     644,700   George Wimpey PLC....       4,692,003     BRI
      43,500   Lafarge SA...........       3,806,815     FRA
      63,000   Maeda Road
                 Construction
                 Company, Ltd. .....         444,692     JPN
   2,189,400   Pilkington PLC.......       3,587,139     BRI
     438,000   RMC Group PLC........       6,736,154     BRI
                                      --------------
                                          44,182,134
                                      --------------
               CONSUMER GOODS AND SERVICES -- 1.6%
     169,000   ADERANS Company,
                 Ltd. ..............       3,342,588     JPN
       1,374   Japan Tobacco,
                 Inc. ..............      11,493,630     JPN
     178,000   Kao Corp. ...........       3,932,408     JPN
                                      --------------
                                          18,768,626
                                      --------------
               DISTRIBUTION -- 0.8%
   2,000,000   Esprit Holdings,
                 Ltd. ..............      10,156,581     BER
                                      --------------
               DIVERSIFIED SERVICES -- 1.4%
      66,700   BASF AG..............       3,931,457     GER
   1,473,300   Citic Pacific,
                 Ltd. ..............       3,788,156     HNG
   1,128,000   Hutchison Whampoa,
                 Ltd. ..............       8,823,915     HNG
                                      --------------
                                          16,543,528
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS -- 5.7%
      56,100   Bang & Olufsen
                 A/S -- Class B(a)..  $    3,268,325     DEN
     209,000   Hosiden Corp.(a).....       2,265,968     JPN
     325,330   LG Electronics,
                 Inc. ..............      18,711,421     KOR
   1,252,000   Minebea Company,
                 Ltd. ..............       5,111,595     JPN
     301,000   Pioneer Corp. .......       6,281,074     JPN
     389,200   Research In Motion,
                 Ltd.*..............      29,711,529     CDA
     810,100   Toshiba Tec Corp. ...       3,278,031     JPN
                                      --------------
                                          68,627,943
                                      --------------
               ENGINEERING -- 0.3%
      77,371   SNC-Lavalin Group,
                 Inc. ..............       2,954,888     CDA
                                      --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     224,700   Pennon Group PLC.....       3,502,521     BRI
                                      --------------
               FINANCIAL SERVICES -- 3.1%
     304,600   Alliance & Leicester
                 PLC................       4,825,169     BRI
     800,900   Bradford & Bingley
                 PLC................       4,139,605     BRI
     226,900   Hitachi Capital
                 Corp. .............       3,571,688     JPN
     155,500   Irish Life &
                 Permanent PLC......       2,511,107     IRE
      85,540   Muenchener
                 Rueckversicherungs-
                 Gesellschaft AG....       8,241,355     GER
      96,700   Promise Company,
                 Ltd. ..............       6,325,595     JPN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,050,172     JPN
     119,100   Sun Life Financial,
                 Inc.(a)............       3,592,756     CDA
     922,000   Tokai Tokyo
                 Securities Company,
                 Ltd. ..............       2,509,526     JPN
                                      --------------
                                          37,766,973
                                      --------------
               FOOD AND BEVERAGE -- 2.9%
     464,700   Asahi Breweries,
                 Ltd. ..............       4,730,479     JPN
     117,200   Coca-Cola West Japan
                 Company, Ltd. .....       2,849,719     JPN
     429,200   Fraser and Neave,
                 Ltd. ..............       3,543,105     SIN
     345,300   Geest PLC............       3,297,567     BRI
   1,189,500   Northern Foods PLC...       3,273,276     BRI
     353,862   Royal Numico NV*.....      11,270,507     NET

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
     695,700   Tate & Lyle PLC......  $    4,861,651     BRI
     106,400   Wolverhampton &
                 Dudley Breweries
                 PLC................       1,710,524     BRI
                                      --------------
                                          35,536,828
                                      --------------
               INSURANCE -- 4.5%
     999,300   Aioi Insurance
                 Company, Ltd. .....       3,989,222     JPN
     111,700   Allianz AG...........      11,251,541     GER
   1,052,600   Aviva PLC............      10,433,308     BRI
     516,700   Britannic Group PLC..       3,723,026     BRI
     105,800   CNP Assurances.......       6,873,515     FRA
   1,939,300   Friends Provident
                 PLC................       4,888,940     BRI
     212,400   ING Groep NV.........       5,361,295     NET
     358,800   Pohjola Group PLC --
                 Class D(a).........       3,699,321     FIN
      31,400   Zurich Financial
                 Services AG*.......       4,481,758     SWI
                                      --------------
                                          54,701,926
                                      --------------
               LEISURE AND RECREATION -- 2.7%
     127,428   Club Mediterranee
                 SA*(a).............       6,027,724     FRA
   1,562,584   EMI Group PLC........       6,244,801     BRI
     857,800   InterContinental
                 Hotels Group PLC...       9,760,360     BRI
     261,000   NAMCO, Ltd. .........       2,959,989     JPN
      80,692   Rodriguez Group......       4,019,448     FRA
     227,400   TUI AG(a)............       4,262,567     GER
                                      --------------
                                          33,274,889
                                      --------------
               MACHINERY -- 1.5%
     148,400   MAN AG...............       5,074,949     GER
      15,900   Rieter Holding AG....       4,309,358     SWI
      82,500   Saurer AG*...........       4,498,436     SWI
     162,400   Stork NV.............       3,881,348     NET
                                      --------------
                                          17,764,091
                                      --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.2%
     229,130   Essilor International
                 SA CIE Generale
                 D'Optique..........      14,729,359     FRA
                                      --------------
               METALS AND MINING -- 2.1%
     402,400   BHP Billiton PLC.....       4,236,256     BRI
   1,060,900   BlueScope Steel,
                 Ltd. ..............       6,680,551     AUS
     194,793   Companhia Vale do Rio
                 Doce (CVRD)
                 (ADR)..............       4,376,999     BRA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING (CONTINUED)
     308,300   Sims Group, Ltd. ....  $    3,068,279     AUS
     359,600   ThyssenKrupp AG......       7,008,646     GER
                                      --------------
                                          25,370,731
                                      --------------
               OIL, COAL AND GAS -- 11.4%
   1,467,600   BP PLC...............      14,015,375     BRI
     172,700   CNOOC, Ltd. (ADR)....       9,084,020     HNG
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       6,335,547     JPN
     559,200   Eni SpA..............      12,531,274     ITA
      83,300   Fording Canadian Coal
                 Trust(a)...........       4,642,034     CDA
      80,700   Gazprom -- 144A
                 (ADR)(a)...........       2,889,060     SUR
     175,900   Hellenic Petroleum
                 SA.................       1,455,230     GRC
     287,100   Husky Energy,
                 Inc.(a)............       6,982,472     CDA
      72,400   LUKOIL (ADR).........       8,977,600     SUR
       9,400   OMV AG...............       2,166,024     AST
     113,312   Petro-Canada.........       5,883,990     CDA
     272,500   Repsol YPF SA........       5,984,671     SPA
     590,500   Saipem SpA...........       6,638,348     ITA
   2,411,300   Shell Transport &
                 Trading Company
                 PLC................      17,701,768     BRI
     722,700   Snam Rete Gas SpA....       3,492,201     ITA
     142,323   Total SA -- Class
                 B(a)...............      28,994,154     FRA
                                      --------------
                                         137,773,768
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud.............       3,567,066     SWE
      60,360   Fraser Papers,
                 Inc.*..............         763,320     CDA
     301,800   Nexfor, Inc. ........       2,929,796     CDA
                                      --------------
                                           7,260,182
                                      --------------
               PHARMACEUTICALS -- 5.0%
     208,900   Dainippon
                 Pharmaceutical
                 Company, Ltd. .....       1,758,839     JPN
   1,367,163   Elan Corp. PLC
                 (ADR)*(a)..........      31,991,614     IRE
     160,800   GlaxoSmithKline PLC..       3,467,148     BRI
      88,320   Novartis AG..........       4,121,742     SWI
      99,105   Roche Holding AG
                 (ADR)..............      10,251,419     SWI
     218,200   Santen Pharmaceutical
                 Company, Ltd. .....       3,929,659     JPN
     280,700   Taisho Pharmaceutical
                 Company, Ltd. .....       5,195,318     JPN
                                      --------------
                                          60,715,739
                                      --------------

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               PRINTING AND PUBLISHING -- 0.5%
   1,772,900   CIR SpA..............  $    3,876,042     ITA
      88,300   Quebecor World,
                 Inc. ..............       1,966,872     CDA
                                      --------------
                                           5,842,914
                                      --------------
               REAL ESTATE DEVELOPMENT AND MANAGEMENT
                 SERVICES -- 0.7%
      69,865   Unibail..............       8,413,932     FRA
                                      --------------
               RETAIL -- 5.2%
   1,246,400   Big Food Group PLC...       2,200,071     BRI
   4,369,904   Carphone Warehouse
                 PLC................      11,787,799     BRI
   1,912,500   Dixons Group PLC.....       5,912,031     BRI
     807,386   GUS PLC..............      13,155,224     BRI
     168,300   Hudson's Bay
                 Company............       1,754,787     CDA
     590,900   JJB Sports PLC.......       2,091,391     BRI
     789,471   Kesa Electricals
                 PLC................       4,044,801     BRI
   1,090,641   Kingfisher PLC.......       6,086,385     BRI
      35,665   Pinault-Printemps-
                 Redoute SA.........       3,276,212     FRA
     370,760   Swatch Group AG......      10,212,177     SWI
      10,300   Valora Holding AG....       2,163,900     SWI
                                      --------------
                                          62,684,778
                                      --------------
               RETAIL: SUPERMARKETS -- 0.4%
   1,090,862   J Sainsbury PLC......       5,031,049     BRI
                                      --------------
               RUBBER PRODUCTS -- 0.2%
     150,000   Bridgestone Corp. ...       2,783,070     JPN
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.1%
     654,280   Alcatel SA*..........       7,647,946     FRA
     582,000   BT Group PLC.........       1,893,941     BRI
     159,600   Elcoteq Network
                 Corp. -- Class
                 A(a)...............       2,973,827     FIN
      58,100   Mobile Telesystems
                 (ADR)(a)...........       8,423,919     SUR
       2,100   Nippon Telegraph and
                 Telephone Corp. ...       8,364,181     JPN
     700,637   Societe Europeenne
                 des Satellites
                 (FDR)..............       6,832,101     LUX
      20,800   Swisscom AG(a).......       7,221,875     SWI
     601,256   Telefonaktiebolaget
                 LM Ericsson
                 (ADR)*(a)..........      18,783,236     SWE
   4,789,733   Vodafone Group PLC...      11,467,837     BRI
                                      --------------
                                          73,608,863
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TOYS -- 0.3%
      33,554   Nintendo Company,
                 Ltd. ..............  $    4,103,683     JPN
                                      --------------
               TRANSPORTATION -- 0.6%
     157,132   Canadian National
                 Railway Company....       7,672,907     CDA
                                      --------------
               UTILITIES -- 1.1%
      33,900   E.ON AG..............       2,501,368     GER
     509,300   Kelda Group PLC......       4,937,507     BRI
     548,800   United Utilities
                 PLC................       5,519,157     BRI
                                      --------------
                                          12,958,032
                                      --------------
               UTILITIES: ELECTRIC -- 2.1%
      78,200   Chubu Electric Power
                 Company, Inc. .....       1,653,112     JPN
     309,200   Endesa, SA...........       5,888,073     SPA
     256,700   Fortum Oyj...........       3,587,318     FIN
     278,800   Hokkaido Electric
                 Power Company,
                 Inc. ..............       4,990,677     JPN
     245,100   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,245,109     JPN
     239,900   Union Fenosa SA......       5,450,489     SPA
                                      --------------
                                          25,814,778
                                      --------------
               UTILITIES: GAS -- 0.3%
     954,800   Toho Gas Company,
                 Ltd. ..............       3,005,948     JPN
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,091,902,643)....   1,178,770,075
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 13.0%
$158,422,442   Securities Lending
                 Collateral
                 Investment (Note 2)
                 (Cost
                 $158,422,442)......     158,422,442     USA
                                      --------------
   SHARES
   ------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A,
                 zero coupon* (Cost
                 $0)................              --     BRI
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,250,325,085)....   1,337,192,517
                                      --------------

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
               REPURCHASE AGREEMENTS -- 2.8%
$ 33,371,851   With Investors Bank
                 and Trust, dated
                 09/30/04, 0.96%,
                 due 10/01/04,
                 repurchase proceeds
                 at maturity
                 $33,372,741
                 (Collateralized by
                 Fannie Mae, 4.10%,
                 due 05/01/33, with
                 a value of
                 $19,868,375 and MM
                 Community Funding
                 II, Ltd., -- 144A,
                 Semi-Annual
                 Floating Rate,
                 2.86%, due
                 12/15/31, with a
                 value of
                 $15,172,069) (Cost
                 $33,371,851).......  $   33,371,851     USA
                                      --------------
               Total Invest-
                 ments -- 113.0%
                 (Cost
                 $1,283,696,936)....   1,370,564,368
               Liabilities less
                 other
                assets -- (13.0)%...    (157,348,326)
                                      --------------
               NET ASSETS --100.0%..  $1,213,216,042
                                      ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2004 is $1,283,696,936.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $112,889,281
    Gross unrealized depreciation.........   (26,021,849)
                                            ------------
    Net unrealized appreciation...........  $ 86,867,432
                                            ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(ADR) American Depository Receipt.

(FDR) Foreign Depository Receipt.

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2004

                                  (UNAUDITED)

                                                              PERCENTAGE OF TOTAL
COUNTRY COMPOSITION                                           INVESTMENTS AT VALUE
-------------------                                           --------------------
Austria (AST)...............................................           0.16%
Australia (AUS).............................................           2.00
Belgium (BEL)...............................................           0.34
Bermuda (BER)...............................................           0.74
Brazil (BRA)................................................           0.32
Canada (CDA)................................................           6.20
Denmark (DEN)...............................................           0.46
Finland (FIN)...............................................           0.75
France (FRA)................................................           9.23
Germany (GER)...............................................           6.20
Great Britain (BRI).........................................          19.94
Greece (GRC)................................................           0.60
Hong Kong (HNG).............................................           1.85
India (IND).................................................           0.86
Ireland (IRE)...............................................           2.52
Italy (ITA).................................................           2.73
Japan (JPN).................................................          13.79
South Korea (KOR)...........................................           2.42
Luxembourg (LUX)............................................           0.50
Netherlands (NET)...........................................           3.55
Norway (NOR)................................................           0.14
Portugal (POR)..............................................           0.11
Singapore (SIN).............................................           0.39
Spain (SPA).................................................           1.67
Russia (SUR)................................................           1.48
Sweden (SWE)................................................           2.45
Switzerland (SWI)...........................................           4.61
United States (USA).........................................          13.99
                                                                     ------
TOTAL PERCENTAGE............................................         100.00%
                                                                     ======

                            See notes to portfolios.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              NOTES TO PORTFOLIOS

                                  (UNAUDITED)

ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a Series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different Series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

1. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. All other securities, futures, and option contracts, if necessary, will be valued at their fair value as determined by the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value for each applicable portfolio when the portfolio's manager deems that the particular event or circumstance would materially affect such portfolio's net asset value.

     B. REPURCHASE AGREEMENTS

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Series portfolio does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the Series' unrealized gain or loss. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the portfolio upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the securities in the Series' portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the period ended September 30, 2004 were as follows:

                                                         CORE BOND                  BALANCED
                                                 -------------------------   ----------------------
                                                  NUMBER OF                  NUMBER OF
                                                  CONTRACTS     PREMIUMS     CONTRACTS    PREMIUMS
                                                 -----------   -----------   ----------   ---------
Call options outstanding at December 31,
  2003.........................................           --   $        --           --   $      --
Call options written...........................   11,600,108       160,487    1,200,010      15,776
Call options terminated in closing purchase
  transactions.................................  (11,600,000)      (86,094)  (1,200,000)     (8,906)
Call options expired...........................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Call options outstanding at September 30,
  2004.........................................          108   $    74,393           10   $   6,870
                                                 ===========   ===========   ==========   =========
Put options outstanding at December 31, 2003...    9,625,278   $   444,723    1,050,030   $  48,164
Put options written............................          726       849,528           72      82,486
Put options terminated in closing purchase
  transactions.................................   (9,625,896)   (1,225,902)  (1,050,092)   (124,303)
Put options expired............................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Put options outstanding at September 30,
  2004.........................................          108   $    68,349           10   $   6,347
                                                 ===========   ===========   ==========   =========

     F. FUTURES CONTRACTS

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates. Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of September 30, 2004:

                                                                                                        VALUE AS OF
                       NUMBER OF                                                          COST AT      SEPTEMBER 30,
PORTFOLIO              CONTRACTS              DESCRIPTION             EXPIRATION DATE    TRADE DATE        2004
---------              ----------   -------------------------------   ---------------   ------------   -------------
Core Bond............    113 Long   90 Day Euro Dollar Future          December 2004    $ 12,553,441   $ 12,598,370
                                    US Treasury Notes 10 Year
                         120 Long   Future                             December 2004      13,369,744     13,515,000
                         283 Long   US Long Bond Future                December 2004      31,336,336     31,757,906
                       1994 Short   US Treasury Notes 5 Year Future    December 2004     219,622,802    220,835,500
Balanced.............     11 Long   90 Day Euro Dollar Future          December 2004    $  1,221,914   $  1,226,390
                                    US Treasury Notes 10 Year
                          23 Long   Future                             December 2004       2,563,127      2,590,375
                          73 Long   US Long Bond Future                December 2004       8,025,015      8,191,969
                        230 Short   US Treasury Notes 5 Year Future    December 2004      25,310,328     25,472,500
Growth & Income......     49 Long   S&P 500 Future                     December 2004    $  2,758,966   $  2,731,750
Special Equity.......      7 Long   Russell 2000 Future                December 2004    $  1,965,635   $  2,009,000

                            NET
                         UNREALIZED
                       APPRECIATION/
PORTFOLIO              (DEPRECIATION)
---------              --------------
Core Bond............   $    44,929
                            145,256
                            421,570
                         (1,212,698)
                        -----------
                        $  (600,943)
                        ===========
Balanced.............   $     4,476
                             27,248
                            166,954
                           (162,172)
                        -----------
                        $    36,506
                        ===========
Growth & Income......   $   (27,216)
                        ===========
Special Equity.......   $    43,365
                        ===========

Each Series (except for Growth & Income) has segregated securities as collateral for its respective open futures contracts. The segregated securities are identified within each Series. Growth & Income has segregated $150,000 of cash as collateral for its open futures contract.

     G. SHORT SALES

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. During the period ended September 30, 2004, the Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed-upon repurchase price of those securities.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities. The reported compensation includes interest income on short term investments purchased with cash collateral received. At September 30, 2004, the Series loaned securities having market values as follows:

                                                                            CASH COLLATERAL
                                                             MARKET VALUE      RECEIVED
                                                             ------------   ---------------
High Quality Bond Series...................................  $ 33,023,216    $ 33,701,250
Intermediate Government Bond Series........................    60,934,818      62,227,492
Core Bond Series...........................................    98,616,392     100,862,231
Balanced Series............................................    28,250,266      29,139,446
Value & Income Series......................................   187,230,800     193,682,446
Growth & Income Series.....................................    95,988,078      99,858,302
Equity Growth Series.......................................   102,978,867     106,480,190
Mid-Cap Value Series.......................................    46,149,857      47,535,805
Mid-Cap Growth Series......................................     6,307,732       6,584,499
Small-Cap Value Series.....................................    32,361,919      33,679,979
Special Equity Series......................................   157,502,295     164,774,359
Small-Cap Growth Series....................................    18,242,468      19,260,195
Aggressive Equity Series...................................     5,253,224       5,370,042
International Equity Series................................   151,900,868     158,422,442

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SECURITIES LENDING (CONTINUED)

Each Series has invested a portion of the cash collateral received from securities loaned in the following short term securities:

                                                           INTERMEDIATE
                                            HIGH QUALITY    GOVERNMENT                                   VALUE &       GROWTH &
DESCRIPTION OF SECURITY                         BOND           BOND        CORE BOND      BALANCED        INCOME        INCOME
-----------------------                     ------------   ------------   ------------   -----------   ------------   -----------
Bank of America Corp., Floating Rate Note,
 1.88%(1), 10/19/04.......................  $   597,257    $ 1,102,802    $  1,787,491   $   516,412   $  3,432,461   $ 1,769,700
Bank of America Corp., Floating Rate Note,
 1.88%(1), 12/23/04.......................      298,629        551,401         893,746       258,206      1,716,231       884,850
Bank of Montreal, Time Deposit, 1.76%,
 10/25/04.................................      623,284      1,150,860       1,865,386       538,917      3,582,040     1,846,819
Bank of Nova Scotia, Time Deposit, 1.76%,
 11/12/04.................................      746,571      1,378,503       2,234,364       645,516      4,290,577     2,212,125
Bank of Nova Scotia, Time Deposit, 1.80%,
 11/23/04.................................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,154     4,424,249
Barclays Global Investors Money Market
 Fund -- Institutional Shares.............      746,571      1,378,503       2,234,364       645,516      4,290,577     2,212,125
BNP Paribas, Time Deposit, 1.75%,
 10/04/04.................................    2,239,715      4,135,509       6,703,093     1,936,547     12,871,730     6,636,374
BNP Paribas, Time Deposit, 1.67%,
 10/13/04.................................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,154     4,424,249
BNP Paribas, Time Deposit, 1.80%,
 11/23/04.................................      746,572      1,378,503       2,234,364       645,516      4,290,577     2,212,125
Caylon, Time Deposit, 1.61%, 10/22/04.....    1,643,950      3,035,463       4,920,070     1,421,425      9,447,850     4,871,098
Caylon, Time Deposit, 1.70%, 11/24/04.....      455,409        840,887       1,362,962       393,764      2,617,252     1,349,396
Canadian Imperial Bank of Commerce,
 Floating Rate Note, 2.01%(1), 11/04/04...      746,572      1,378,503       2,234,364       645,516      4,290,577     2,212,125
Credit Suisse First Boston Corp., Floating
 Rate Note, 1.71%(1), 09/09/05............      149,314        275,701         446,873       129,103        858,115       442,425
Den Danske Bank, Time Deposit, 1.64%,
 10/08/04.................................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,153     4,424,249
Deutsche Bank, Floating Rate Note,
 1.70%(1), 10/12/04.......................      806,297      1,488,783       2,413,113       697,157      4,633,823     2,389,095
Fortis Bank, Time Deposit, 1.62%,
 10/05/04.................................      149,314        275,701         446,873       129,103        858,115       442,425
Fortis Bank, Time Deposit, 1.69%,
 10/14/04.................................      149,314        275,701         446,873       129,103        858,115       442,425
Freddie Mac, US Government Agency Discount
 Note, 1.68%(2), 10/12/04.................    1,343,829      2,481,305       4,021,856     1,161,928      7,723,038     3,981,824
General Electric Capital Corp., Commercial
 Paper, 1.62%(2), 10/08/04................    1,153,975      2,130,752       3,453,657       997,773      6,631,944     3,419,281
General Electric Capital Corp., Commercial
 Paper, 1.75%(2), 10/20/04................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,153     4,424,249
Goldman Sachs Financial Square Prime
 Obligations Fund.........................    1,194,514      2,205,605       3,574,983     1,032,825      6,864,923     3,539,399
Goldman Sachs Group, Inc., Floating Rate
 Note, 1.87%(1), 10/01/04.................      716,709      1,323,363       2,144,990       619,695      4,118,954     2,123,640
Goldman Sachs Group, Inc., Floating Rate
 Note, 1.85%(1), 10/29/04.................    1,343,829      2,481,305       4,021,856     1,161,928      7,723,038     3,981,824
Harris Trust & Savings Bank, Time Deposit,
 1.76%, 10/29/04..........................      447,943        827,102       1,340,618       387,309      2,574,346     1,327,275
Keybank, Time Deposit, 1.85%, 10/01/04....      447,943        827,102       1,340,618       387,309      2,574,346     1,327,275
Merrill Lynch Premier Institutional
 Fund.....................................      932,313      1,721,464       2,790,257       806,115      5,358,040     2,762,485
Merrimac Cash Fund -- Premium Class.......      298,629        551,401         893,746       258,206      1,716,231       884,850
Morgan Stanley, Floating Rate Commercial
 Paper, 1.96%(1), 10/22/04................      477,806        882,242       1,429,993       413,130      2,745,969     1,415,760
Morgan Stanley, Floating Rate Commercial
 Paper, 1.96%(1), 06/05/05................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,153     4,424,249
Royal Bank of Canada, Time Deposit, 1.75%,
 10/05/04.................................    2,239,715      4,135,509       6,703,093     1,936,547     12,871,730     6,636,374
Royal Bank of Canada, Time Deposit, 1.78%,
 11/10/04.................................       14,931         27,570          44,687        12,910         85,812        44,242
Royal Bank of Scotland, Time Deposit,
 1.60%, 10/13/04..........................    1,194,514      2,205,605       3,574,983     1,032,825      6,864,923     3,539,399
Royal Bank of Scotland, Time Deposit,
 1.60%, 10/15/04..........................    1,493,143      2,757,006       4,468,729     1,291,031      8,581,153     4,424,249
Royal Bank of Scotland, Time Deposit,
 1.67%, 11/02/04..........................      895,886      1,654,203       2,681,237       774,619      5,148,692     2,654,549
The Bear Stearns Companies, Inc., Floating
 Rate Note, 2.01%(1), 12/15/04............      298,629        551,401         893,746       258,206      1,716,231       884,850
The Bear Stearns Companies, Inc., Floating
 Rate Note, 2.01%(1), 06/05/05............      298,629        551,401         893,746       258,206      1,716,231       884,850
Toronto Dominion Bank, Time Deposit,
 1.70%, 11/08/04..........................      447,943        827,102       1,340,618       387,309      2,574,346     1,327,275
Wells Fargo Bank, Time Deposit, 1.60%,
 10/04/04.................................      895,886      1,654,204       2,681,237       774,619      5,148,692     2,654,549
                                            -----------    -----------    ------------   -----------   ------------   -----------
                                            $33,701,250    $62,227,492    $100,862,231   $29,139,446   $193,682,446   $99,858,302
                                            ===========    ===========    ============   ===========   ============   ===========

---------------

(1) Variable rate security. The rate shown was in effect at September 30, 2004.

(2) Represents yield to maturity at time of purchase.

                            MID-CAP      MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE   INTERNATIONAL
          EQUITY GROWTH      VALUE        GROWTH        VALUE         EQUITY        GROWTH        EQUITY        EQUITY
          -------------   -----------   ----------   -----------   ------------   -----------   ----------   -------------
             1,887,054    $   842,435   $  116,691   $   596,880   $  2,920,149   $   341,331   $   95,169   $  2,807,580
          $
                              421,217       58,346       298,440      1,460,075       170,666       47,584      1,403,790
               943,527
             1,969,287        879,146      121,776       622,891      3,047,402       356,206       99,316      2,929,927
             2,358,817      1,053,043      145,864       746,100      3,650,186       426,664      118,961      3,509,475
             4,717,634      2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
                            1,053,043      145,864       746,100      3,650,186       426,664      118,961      3,509,475
             2,358,817
             7,076,451      3,159,130      437,592     2,238,301     10,950,559     1,279,992      356,882     10,528,424
             4,717,634      2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
             2,358,817      1,053,043      145,864       746,100      3,650,186       426,664      118,961      3,509,475
             5,194,115      2,318,802      321,193     1,642,913      8,037,710       939,514      261,951      7,727,863
             1,438,878        642,357       88,977       455,121      2,226,614       260,265       72,566      2,140,780
                            1,053,043      145,864       746,100      3,650,186       426,664      118,961      3,509,475
             2,358,817
                              210,609       29,173       149,220        730,037        85,333       23,792        701,895
               471,763
             4,717,634      2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
             2,547,522      1,137,287      157,533       805,788      3,942,201       460,797      128,477      3,790,233
               471,763        210,609       29,173       149,220        730,037        85,333       23,792        701,895
               471,763        210,609       29,173       149,220        730,037        85,333       23,792        701,895
                            1,895,478      262,555     1,342,981      6,570,336       767,995      214,129      6,317,054
             4,245,870
                            1,627,689      225,462     1,153,247      5,642,093       659,495      183,878      5,424,595
             3,646,023
                            2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
             4,717,634
             3,774,107      1,684,869      233,382     1,193,761      5,840,298       682,663      190,337      5,615,160
                            1,010,922      140,030       716,256      3,504,179       409,598      114,202      3,369,096
             2,264,464
                            1,895,478      262,555     1,342,981      6,570,336       767,995      214,129      6,317,054
             4,245,870
                              631,826       87,518       447,660      2,190,112       255,998       71,376      2,105,685
             1,415,290
             1,415,290        631,826       87,518       447,660      2,190,112       255,998       71,376      2,105,685
             2,945,673      1,315,033      182,154       931,725      4,558,325       532,815      148,557      4,382,606
               943,527        421,217       58,346       298,440      1,460,075       170,666       47,584      1,403,790
                              673,948       93,353       477,504      2,336,119       273,065       76,135      2,246,064
             1,509,643
                            2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
             4,717,634
             7,076,451      3,159,130      437,592     2,238,301     10,950,559     1,279,992      356,882     10,528,424
                47,176         21,061        2,917        14,922         73,004         8,533        2,379         70,189
             3,774,107      1,684,869      233,382     1,193,761      5,840,298       682,663      190,337      5,615,159
             4,717,634      2,106,087      291,728     1,492,201      7,300,373       853,328      237,921      7,018,949
             2,830,580      1,263,652      175,037       895,320      4,380,224       511,997      142,753      4,211,370
                              421,217       58,346       298,440      1,460,075       170,666       47,584      1,403,790
               943,527
                              421,217       58,346       298,440      1,460,075       170,666       47,584      1,403,790
               943,527
             1,415,290        631,826       87,518       447,660      2,190,112       255,999       71,376      2,105,685
             2,830,580      1,263,652      175,037       895,320      4,380,224       511,997      142,753      4,211,370
          ------------    -----------   ----------   -----------   ------------   -----------   ----------   ------------
          $106,480,190    $47,535,805   $6,584,499   $33,679,979   $164,774,359   $19,260,195   $5,370,042   $158,422,442
          ============    ===========   ==========   ===========   ============   ===========   ==========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FOREIGN CURRENCY FORWARD CONTRACTS

At September 30, 2004, the Core Bond Series, Balanced Series, High Yield Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver / receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Swedish Krona.....................   11,574,000   $ 1,570,420    10/22/04    $ 1,587,290    $    16,870
                                                                                            -----------
TOTAL.............................                                                          $    16,870
                                                                                            ===========
SALE CONTRACTS:
Canadian Dollar...................   11,691,724   $ 8,923,345    10/28/04    $ 9,223,430    $  (300,085)
Canadian Dollar...................    8,046,737     6,151,070    10/28/04      6,347,953       (196,883)
Euro..............................   14,930,727    18,541,126    10/25/04     18,537,138          3,988
Euro..............................   34,387,091    42,512,761    10/25/04     42,693,049       (180,288)
Euro..............................   15,531,220    19,030,404    10/25/04     19,282,676       (252,272)
Mexican Peso......................   14,492,244     1,266,030    10/22/04      1,270,218         (4,188)
New Zealand Dollar................    8,138,405     5,135,333    10/27/04      5,487,854       (352,521)
New Zealand Dollar................    8,728,992     5,507,994    10/27/04      5,886,096       (378,102)
Swedish Krona.....................   91,393,271    12,315,293    10/22/04     12,533,927       (218,634)
                                                                                            -----------
TOTAL.............................                                                          $(1,878,985)
                                                                                            ===========
BALANCED
SALE CONTRACTS:
Canadian Dollar...................    1,088,808   $   830,999    10/28/04    $   858,945    $   (27,946)
Canadian Dollar...................      739,092       564,975    10/28/04        583,059        (18,084)
Euro..............................    1,384,815     1,719,677    10/25/04      1,719,307            370
Euro..............................    3,388,786     4,189,556    10/25/04      4,207,323        (17,767)
Euro..............................    1,446,544     1,772,450    10/25/04      1,795,946        (23,496)
Mexican Peso......................    1,321,009       115,402    10/22/04        115,784           (382)
New Zealand Dollar................      748,942       472,582    10/27/04        505,023        (32,441)
New Zealand Dollar................      812,830       512,896    10/27/04        548,104        (35,208)
Swedish Krona.....................    6,772,401       912,585    10/22/04        928,786        (16,201)
                                                                                            -----------
TOTAL.............................                                                          $  (171,155)
                                                                                            ===========
HIGH YIELD
SALE CONTRACTS:
Euro..............................      480,764   $   591,054    10/29/04    $   596,829    $    (5,775)
                                                                                            -----------
TOTAL.............................                                                          $    (5,775)
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro..............................      142,562   $   175,651    10/01/04    $   177,090    $     1,439
Euro..............................      212,232       261,672    10/01/04        263,635          1,963
Euro..............................      135,378       166,913    10/04/04        168,166          1,253
Great British Pound...............      803,173     1,455,831    10/01/04      1,454,064         (1,767)
Great British Pound...............    2,393,846     4,308,204    10/04/04      4,333,818         25,614
Japanese Yen......................      305,581         2,744    10/01/04          2,773             29
                                                                                            -----------
TOTAL.............................                                                          $    28,531
                                                                                            ===========
SALE CONTRACTS:
Euro..............................      112,829   $   124,056    12/30/04    $   139,837    $   (15,781)
Japanese Yen......................  496,414,459     4,478,900    10/04/04      4,503,851        (24,951)
                                                                                            -----------
TOTAL.............................                                                          $   (40,732)
                                                                                            ===========

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
914-697-8000

Nov/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Diversified Investors Strategic Variable Funds (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Treasurer and President & Chief Executive Officer have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' Treasurer and President & Chief Executive Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2004, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3.  EXHIBITS.

The certifications of the Treasurer and President & Chief Executive Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

By: /s/ Joseph P. Carusone
    -----------------------
    Joseph P. Carusone
    Treasurer

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Joseph P. Carusone
    -----------------------
    Joseph P. Carusone
    Treasurer

Date: November 23, 2004


By: /s/ Mark Mullin
    -----------------------
    Mark Mullin
    President & Chief Executive Officer

Date: November 23, 2004